UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04791

AB MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2026

Date of reporting period: November 30, 2025

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: ALCVX

November 30, 2025

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Portfolio Information

AB California Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB California Portfolio (the “Portfolio”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ALCVX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$26	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$1,271,257,410
# of Portfolio Holdings	402
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (Net)	$2,681,593

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

AAA	2.3%
AA	38.4%
A	24.4%
BBB	16.6%
BB	5.5%
B	0.5%
A-1+	0.6%
Not Rated	11.7%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Advisor Class: ALCVX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/ALCVX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MI-CA-ADV-0154-1125

Advisor Class: ALCVX

2

Class A: ALCAX

November 30, 2025

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Portfolio Information

AB California Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB California Portfolio (the “Portfolio”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ALCAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$1,271,257,410
# of Portfolio Holdings	402
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (Net)	$2,681,593

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

AAA	2.3%
AA	38.4%
A	24.4%
BBB	16.6%
BB	5.5%
B	0.5%
A-1+	0.6%
Not Rated	11.7%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Class A: ALCAX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/ALCAX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MI-CA-A-0154-1125

Class A: ALCAX

2

Class C: ACACX

November 30, 2025

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Portfolio Information

AB California Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB California Portfolio (the “Portfolio”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ACACX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$1,271,257,410
# of Portfolio Holdings	402
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (Net)	$2,681,593

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

AAA	2.3%
AA	38.4%
A	24.4%
BBB	16.6%
BB	5.5%
B	0.5%
A-1+	0.6%
Not Rated	11.7%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Class C: ACACX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/ACACX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MI-CA-C-0154-1125

Class C: ACACX

2

Advisor Class: ABTYX

November 30, 2025

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Portfolio Information

AB High Income Municipal Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB High Income Municipal Portfolio (the “Portfolio”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABTYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$52	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$2,776,385,873
# of Portfolio Holdings	818
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (Net)	$6,791,173

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

AAA	1.5%
AA	13.7%
A	8.4%
BBB	11.2%
BB	10.2%
B	1.1%
CCC	0.8%
D	0.1%
Not Rated	53.0%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Advisor Class: ABTYX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/ABTYX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MI-HI-ADV-0154-1125

Advisor Class: ABTYX

2

Class A: ABTHX

November 30, 2025

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Portfolio Information

AB High Income Municipal Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB High Income Municipal Portfolio (the “Portfolio”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABTHX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$2,776,385,873
# of Portfolio Holdings	818
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (Net)	$6,791,173

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

AAA	1.5%
AA	13.7%
A	8.4%
BBB	11.2%
BB	10.2%
B	1.1%
CCC	0.8%
D	0.1%
Not Rated	53.0%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Class A: ABTHX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/ABTHX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MI-HI-A-0154-1125

Class A: ABTHX

2

Class C: ABTFX

November 30, 2025

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Portfolio Information

AB High Income Municipal Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB High Income Municipal Portfolio (the “Portfolio”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABTFX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103	2.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$2,776,385,873
# of Portfolio Holdings	818
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (Net)	$6,791,173

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

AAA	1.5%
AA	13.7%
A	8.4%
BBB	11.2%
BB	10.2%
B	1.1%
CCC	0.8%
D	0.1%
Not Rated	53.0%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Class C: ABTFX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/ABTFX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MI-HI-C-0154-1125

Class C: ABTFX

2

Class Z: ABTZX

November 30, 2025

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Portfolio Information

AB High Income Municipal Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB High Income Municipal Portfolio (the “Portfolio”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABTZX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$52	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$2,776,385,873
# of Portfolio Holdings	818
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (Net)	$6,791,173

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

AAA	1.5%
AA	13.7%
A	8.4%
BBB	11.2%
BB	10.2%
B	1.1%
CCC	0.8%
D	0.1%
Not Rated	53.0%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Class Z: ABTZX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/ABTZX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MI-HI-Z-0154-1125

Class Z: ABTZX

2

Advisor Class: ALTVX

November 30, 2025

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Portfolio Information

AB National Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB National Portfolio (the “Portfolio”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ALTVX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$26	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$1,933,507,949
# of Portfolio Holdings	787
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (Net)	$4,008,813

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

AAA	5.7%
AA	39.0%
A	24.0%
BBB	13.6%
BB	5.9%
B	0.3%
Not Rated	11.5%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Advisor Class: ALTVX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/ALTVX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MI-NAT-ADV-0154-1125

Advisor Class: ALTVX

2

Class A: ALTHX

November 30, 2025

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Portfolio Information

AB National Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB National Portfolio (the “Portfolio”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ALTHX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$1,933,507,949
# of Portfolio Holdings	787
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (Net)	$4,008,813

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

AAA	5.7%
AA	39.0%
A	24.0%
BBB	13.6%
BB	5.9%
B	0.3%
Not Rated	11.5%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Class A: ALTHX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/ALTHX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MI-NAT-A-0154-1125

Class A: ALTHX

2

Class C: ALNCX

November 30, 2025

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Portfolio Information

AB National Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB National Portfolio (the “Portfolio”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ALNCX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$1,933,507,949
# of Portfolio Holdings	787
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (Net)	$4,008,813

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

AAA	5.7%
AA	39.0%
A	24.0%
BBB	13.6%
BB	5.9%
B	0.3%
Not Rated	11.5%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Class C: ALNCX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/ALNCX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MI-NAT-C-0154-1125

Class C: ALNCX

2

Advisor Class: ALNVX

November 30, 2025

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Portfolio Information

AB New York Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB New York Portfolio (the “Portfolio”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ALNVX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$26	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$534,772,427
# of Portfolio Holdings	215
Portfolio Turnover Rate	7%
Total Advisory Fees Paid (Net)	$990,751

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

AAA	6.8%
AA	36.8%
A	14.4%
BBB	28.7%
BB	4.4%
B	2.4%
CCC	0.6%
A-1+	0.2%
Not Rated	5.7%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Advisor Class: ALNVX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/ALNVX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MI-NY-ADV-0154-1125

Advisor Class: ALNVX

2

Class A: ALNYX

November 30, 2025

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Portfolio Information

AB New York Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB New York Portfolio (the “Portfolio”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ALNYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$534,772,427
# of Portfolio Holdings	215
Portfolio Turnover Rate	7%
Total Advisory Fees Paid (Net)	$990,751

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

AAA	6.8%
AA	36.8%
A	14.4%
BBB	28.7%
BB	4.4%
B	2.4%
CCC	0.6%
A-1+	0.2%
Not Rated	5.7%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Class A: ALNYX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/ALNYX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MI-NY-A-0154-1125

Class A: ALNYX

2

Class C: ANYCX

November 30, 2025

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Portfolio Information

AB New York Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB New York Portfolio (the “Portfolio”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ANYCX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$534,772,427
# of Portfolio Holdings	215
Portfolio Turnover Rate	7%
Total Advisory Fees Paid (Net)	$990,751

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

AAA	6.8%
AA	36.8%
A	14.4%
BBB	28.7%
BB	4.4%
B	2.4%
CCC	0.6%
A-1+	0.2%
Not Rated	5.7%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Class C: ANYCX

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/ANYCX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MI-NY-C-0154-1125

Class C: ANYCX

2

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

November 30, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB MUNICIPAL INCOME FUND

+	AB CALIFORNIA PORTFOLIO
+	AB HIGH INCOME MUNICIPAL PORTFOLIO
+	AB NATIONAL PORTFOLIO
+	AB NEW YORK PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

AB CALIFORNIA PORTFOLIO

November 30, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.3%
Long-Term Municipal Bonds – 96.3%
California – 92.6%
Alameda Corridor Transportation Authority (Alameda Corridor Transportation Authority) Series 2022-A 0.00%, 10/01/2047(a)	$17,955	$10,231,610
AG Series 2024 Zero Coupon, 10/01/2053	2,000	519,017
Bakersfield City School District (Bakersfield City School District) BAM Series 2012-C 0.00%, 05/01/2047(a)	9,155	7,260,992
Bay Area Toll Authority (Bay Area Toll Authority) Series 2021 3.09% (MUNIPSA + 0.30%), 04/01/2056(b)	2,000	1,981,882
3.20% (MUNIPSA + 0.41%), 04/01/2056(b)	14,800	14,573,119
Burbank-Glendale-Pasadena Airport Authority Brick Campaign (Burbank-Glendale-Pasadena Airport Authority Brick Campaign) Series 2024-B 5.25%, 07/01/2044	3,000	3,167,874
5.25%, 07/01/2049	9,000	9,419,311
AG Series 2024-B 4.00%, 07/01/2039	1,150	1,160,150
4.50%, 07/01/2054	2,000	1,962,188
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054	5,000	5,293,220
Series 2024 5.00%, 08/01/2055	8,600	9,135,401
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024 5.00%, 01/01/2055	12,000	12,621,163
5.00%, 11/01/2055	10,000	10,495,425
California Community Choice Financing Authority (Bank of Nova Scotia (The)) Series 2025 5.00%, 10/01/2056	5,380	5,899,372
California Community Choice Financing Authority (Canadian Imperial Bank of Commerce) Series 2025 5.00%, 11/01/2033	2,310	2,529,963

ABFunds.com	AB Municipal Income Fund 1

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	$10,375	$11,046,076
California Community Choice Financing Authority (Goldman Sachs Group) Series 2021 4.00%, 10/01/2052	5,745	5,829,941
Series 2023 5.00%, 12/01/2053	8,650	9,135,691
California Community Choice Financing Authority (Morgan Stanley) Series 2021-B 4.00%, 02/01/2052	4,000	4,072,844
Series 2022-A 4.00%, 05/01/2053	3,675	3,755,016
Series 2023 4.283% (SOFR + 1.63%), 07/01/2053(b)	5,000	5,013,163
4.323% (SOFR + 1.67%), 02/01/2054(b)	5,000	5,014,888
5.00%, 02/01/2054	12,500	13,351,671
Series 2024-E 5.00%, 02/01/2055	4,700	5,054,235
California Community Choice Financing Authority (New York Life Insurance) Series 2024 5.00%, 01/01/2056	12,265	13,531,283
California Community Choice Financing Authority (Pacific Life Insurance) Series 2024-F 5.00%, 02/01/2055	5,020	5,483,388
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024 5.00%, 02/01/2055	10,000	10,905,289
California Community College Financing Authority (NCCD-Orange Coast Properties) Series 2018 5.25%, 05/01/2043	3,600	3,665,423
5.25%, 05/01/2048	2,750	2,782,006
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(c)	1,000	834,262
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(c)	2,000	1,652,475

2 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(c)	$1,000	$683,248
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(c)	2,000	1,359,792
California County Tobacco Securitization Agency (Los Angeles County Securitization) Series 2020-A 4.00%, 06/01/2049	7,155	6,178,577
California Earthquake Authority (California Earthquake Authority) Series 2022-A 5.603%, 07/01/2027	1,470	1,488,486
California Educational Facilities Authority (Art Center College of Design) Series 2018-A 5.00%, 12/01/2037	1,265	1,300,539
5.00%, 12/01/2044	6,885	6,919,485
California Educational Facilities Authority (Loma Linda University) Series 2017-A 5.00%, 04/01/2047	4,000	4,010,126
California Educational Facilities Authority (St. Mary’s College of California) Series 2023 5.25%, 10/01/2044	2,100	2,038,889
California Educational Facilities Authority (University of Redlands) Series 2022-A 5.00%, 10/01/2044	2,500	2,533,225
California Educational Facilities Authority (University of the Pacific) Series 2023 4.25%, 11/01/2048	3,230	3,168,517
California Enterprise Development Authority (Heights Christian Schools) Series 2023 6.25%, 06/01/2053(c)	1,920	1,838,866
California Enterprise Development Authority (Real Journey Academies Obligated Group) Series 2024-A 5.00%, 06/01/2064(c)	5,000	4,564,272

ABFunds.com	AB Municipal Income Fund 3

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2042(c)	$3,000	$2,629,436
California Enterprise Development Authority (Rocklin Academy/The) Series 2021 4.00%, 06/01/2051(c)	1,875	1,513,642
4.00%, 06/01/2061(c)	840	650,659
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2024 5.00%, 12/01/2034	2,245	2,527,342
5.00%, 12/01/2036	4,250	4,707,991
5.00%, 12/01/2039	1,500	1,623,612
Series 2025 5.00%, 12/01/2032	1,250	1,390,199
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2035	1,365	1,394,068
5.00%, 08/15/2036	3,000	3,056,825
5.00%, 08/15/2042	2,000	2,009,111
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033	7,047	7,226,700
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035	6,815	6,770,368
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035	6,120	6,180,424
Series 2021-2, Class X 0.825%, 03/25/2035(d)	2,824	110,775
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	1,872	1,805,091
California Housing Finance Agency (CAHFA 2023-1) Series 2023-1, Class A 4.375%, 09/20/2036	1,953	2,018,790
California Infrastructure & Economic Development Bank (Adventist Health System/West Obligated Group) Series 2024 5.25%, 07/01/2054	10,000	10,206,775

4 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2024 3.25%, 08/01/2029	$4,750	$4,792,303
California Infrastructure & Economic Development Bank (Equitable School Revolving Fund Obligated Group) Series 2024 5.00%, 11/01/2049	3,250	3,311,295
5.00%, 11/01/2054	4,500	4,561,046
California Infrastructure & Economic Development Bank (Goodwill Industries of Sacramento Valley & Northern Nevada) Series 2016 5.00%, 01/01/2036(c)	1,500	1,281,240
California Infrastructure & Economic Development Bank (Museum Associates) Series 2021 3.49% (MUNIPSA + 0.70%), 12/01/2050(b)	4,600	4,591,926
California Infrastructure & Economic Development Bank (PIH Health Obligated Group) Series 2024-A 5.00%, 12/01/2054(c)	20,000	20,552,138
California Municipal Finance Authority (American Heritage/Escondido/Heritage K-8 Charter School Obligated Group) Series 2016-A 5.00%, 06/01/2036	1,900	1,909,445
5.00%, 06/01/2046	1,000	1,000,386
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2035	1,565	1,555,617
5.00%, 04/01/2041	1,485	1,401,035
California Municipal Finance Authority (Biola University, Inc.) Series 2017 5.00%, 10/01/2032	565	580,688
5.00%, 10/01/2033	625	641,260
5.00%, 10/01/2034	570	583,983
5.00%, 10/01/2035	600	613,447
5.00%, 10/01/2036	1,150	1,173,667
5.00%, 10/01/2037	2,000	2,037,106

ABFunds.com	AB Municipal Income Fund 5

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (California Baptist University) Series 2025 5.125%, 11/01/2040(c)	$1,350	$1,403,545
California Municipal Finance Authority (California Institute of the Arts) Series 2021 4.00%, 10/01/2046	1,340	1,209,401
4.00%, 10/01/2051	1,200	1,045,721
California Municipal Finance Authority (California Municipal Finance Authority) Series 2025 4.325%, 11/20/2040	6,071	5,939,912
Series 2025-2, Class A1 3.537%, 02/20/2041	4,377	4,098,233
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2033	1,370	1,447,320
5.00%, 05/15/2041	3,470	3,544,924
5.00%, 05/15/2042	2,705	2,748,957
5.00%, 05/15/2049	5,325	5,329,027
5.00%, 05/15/2052	1,575	1,565,447
California Municipal Finance Authority (Community Health Centers of The Central Coast) Series 2021-A 5.00%, 12/01/2054(c)	1,000	948,788
California Municipal Finance Authority (Congregational Homes Obligated Group) Series 2022 4.00%, 11/15/2042	560	509,131
4.00%, 11/15/2052	3,605	2,941,490
4.00%, 11/15/2056	1,685	1,345,040
California Municipal Finance Authority (Generics Municipal Bond) Series 2025-A 5.375%, 01/01/2055(c)	2,000	1,955,294
5.50%, 01/01/2060(c)	3,000	2,963,779
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada) Series 2014 5.25%, 01/01/2045	1,295	1,015,850
California Municipal Finance Authority (Inland Regional Center) Series 2015 5.00%, 06/15/2032	5,000	5,004,786

6 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 4.00%, 12/31/2047	$5,000	$4,387,250
5.00%, 12/31/2036	5,685	5,793,341
5.00%, 12/31/2037	4,000	4,072,996
5.00%, 12/31/2047	8,005	8,030,474
AG Series 2018 3.25%, 12/31/2032	1,000	974,682
California Municipal Finance Authority (PRS-California Obligated Group) Series 2024 5.00%, 04/01/2039	655	705,052
5.00%, 04/01/2040	535	571,619
5.00%, 04/01/2049	1,300	1,318,406
5.00%, 04/01/2054	2,170	2,185,570
California Municipal Finance Authority (Samuel Merritt University) Series 2022 5.25%, 06/01/2053	10,000	10,336,187
California Municipal Finance Authority (United Airlines, Inc.) Series 2019 4.00%, 07/15/2029	8,000	8,061,481
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032(e)(f)	2,745	54,900
California Pollution Control Financing Authority (Channelside Water Resources) Series 2012 5.00%, 11/21/2045(c)	1,250	1,249,993
Series 2019 5.00%, 11/21/2045(c)	9,000	9,111,262
Series 2023 5.00%, 07/01/2035(c)	2,000	2,174,554
5.00%, 07/01/2038(c)	1,000	1,068,039
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 07/01/2039(c)	8,740	8,982,017
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(c)	2,000	2,060,150

ABFunds.com	AB Municipal Income Fund 7

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Public Finance Authority (Hazelden Betty Ford Foundation) Series 2025 5.00%, 11/01/2049	$750	$762,676
5.00%, 11/01/2054	2,000	2,021,546
California Public Finance Authority (Henry Mayo Newhall Hospital Obligated Group) Series 2017 5.00%, 10/15/2037	1,000	1,006,036
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016 5.00%, 06/01/2042(c)	2,750	2,634,438
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2015-A 5.00%, 07/01/2045(c)	4,675	4,675,817
Series 2016 5.25%, 07/01/2052(c)	2,500	2,505,850
California School Finance Authority (Aspire Public Schools Obligated Group) Series 2020-A 5.00%, 08/01/2059(c)	2,000	1,914,988
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2037(c)	1,200	1,200,599
5.00%, 06/01/2047(c)	1,565	1,441,402
California School Finance Authority (California School Finance Authority) Series 2017 5.00%, 06/01/2047(c)	700	646,355
5.00%, 06/01/2053(c)	1,775	1,588,692
California School Finance Authority (Classical Academy Obligated Group) Series 2021 4.00%, 10/01/2046(c)	1,250	1,086,214
Series 2022 5.00%, 10/01/2061(c)	2,000	1,960,448
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(e)(f)(g)	2,325	1,395,000
5.00%, 06/01/2051(e)(f)(g)	2,910	1,746,000
California School Finance Authority (Ednovate Obligated Group) Series 2018 5.00%, 06/01/2037(c)	430	426,475

8 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2035(c)	$4,770	$4,777,441
California School Finance Authority (Fenton Charter Public Schools) Series 2020-A 5.00%, 07/01/2058(c)	625	545,537
California School Finance Authority (Green Dot Public Schools Obligated Group) Series 2015-A
5.00%, 08/01/2045(c)	1,000	999,985
Series 2022 5.00%, 08/01/2032(c)	640	672,458
5.75%, 08/01/2052(c)	1,650	1,726,851
California School Finance Authority (Hawking STEAM Charter Schools) Series 2022 5.00%, 07/01/2042(c)	1,860	1,853,540
5.25%, 07/01/2052(c)	2,755	2,649,366
5.375%, 07/01/2056(c)	1,990	1,938,739
5.50%, 07/01/2062(c)	1,775	1,739,132
California School Finance Authority (KIPP SoCal Public Schools Obligated Group) Series 2017-A 5.00%, 07/01/2037(c)	935	950,189
Series 2019-A 5.00%, 07/01/2049(c)	2,000	2,003,314
Series 2020-A 4.00%, 07/01/2055(c)	835	696,514
California School Finance Authority (Lighthouse Community Public Schools Obligated Group) Series 2022 6.50%, 06/01/2062(c)	2,300	2,371,547
California School Finance Authority (Partnerships to Uplift Communities Series 2023 Obligated Group) Series 2023 5.50%, 08/01/2043(c)	550	559,931
5.50%, 08/01/2047(c)	525	527,419
California School Finance Authority (Prerefunded – US Treasuries) Series 2017 5.00%, 06/01/2047(c)	800	825,710
5.00%, 06/01/2053(c)	2,025	2,090,078

ABFunds.com	AB Municipal Income Fund 9

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Rex & Margaret Fortune School of Education) Series 2024 5.00%, 06/01/2054(c)	$2,350	$2,090,752
5.125%, 06/01/2059(c)	1,500	1,342,930
5.125%, 06/01/2064(c)	2,350	2,077,243
California School Finance Authority (Rocketship Education Obligated Group) Series 2016-A 5.00%, 06/01/2036(c)	1,000	1,000,151
5.00%, 06/01/2046(c)	2,500	2,336,297
Series 2017 5.125%, 06/01/2047(c)	950	894,168
Series 2017-G 5.00%, 06/01/2037(c)	360	360,695
5.00%, 06/01/2053(c)	2,075	1,878,352
California School Finance Authority (View Park Elementary & Middle Schools) Series 2014 5.625%, 10/01/2034	520	520,129
6.00%, 10/01/2049	715	711,067
California State Public Works Board (California State Public Works Board Lease) Series 2025 5.00%, 04/01/2043	2,000	2,203,783
5.00%, 04/01/2044	3,000	3,272,946
5.00%, 04/01/2045	2,615	2,838,577
California State Public Works Board (State of California Lease) Series 2024 5.00%, 04/01/2049	1,500	1,594,439
5.05%, 04/01/2032	2,000	2,081,825
5.06%, 04/01/2033	1,000	1,039,903
California State University (California State University) Series 2017-B 3.899%, 11/01/2047	4,900	4,103,134
Series 2020-D 1.49%, 11/01/2028	1,500	1,407,427
Series 2021-B 2.144%, 11/01/2033	6,000	5,167,138
California Statewide Communities Development Authority (California Baptist University) Series 2017-A 5.00%, 11/01/2032(c)	1,635	1,664,953

10 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017-A 5.00%, 05/15/2034	$1,000	$1,024,368
5.00%, 05/15/2035	1,410	1,442,312
5.00%, 05/15/2036	1,500	1,532,019
California Statewide Communities Development Authority (Emanate Health Obligated Group) Series 2020-A 5.00%, 04/01/2035	1,000	1,070,474
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AG Series 2022-A 5.375%, 08/15/2057	2,000	2,065,095
California Statewide Communities Development Authority (John Muir Health Obligated Group) Series 2024-A 5.25%, 12/01/2054	18,310	19,398,341
California Statewide Communities Development Authority (Lancer Educational Housing) Series 2016 5.00%, 06/01/2036(c)	1,000	1,002,861
5.00%, 06/01/2046(c) Series 2019	1,500	1,441,086
5.00%, 06/01/2051(c)	3,165	2,991,070
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2036(c)	5,000	5,027,666
5.25%, 12/01/2056(c)	1,700	1,700,081
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2039(c)	2,295	2,338,081
5.25%, 07/01/2049(c)	2,675	2,669,362
5.25%, 07/01/2052(c)	1,565	1,539,557
California Statewide Communities Development Authority (Southern California Edison) Series 2023 4.50%, 11/01/2033	8,050	8,439,549

ABFunds.com	AB Municipal Income Fund 11

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Central Valley Energy Authority (Pacific Life Insurance) Series 2025 5.00%, 12/01/2055	$2,000	$2,219,367
City of Atwater CA Wastewater Revenue (City of Atwater CA Wastewater Revenue) AG Series 2017-A 5.00%, 05/01/2043	1,000	1,014,776
City of Fairfield CA (City of Fairfield CA COP) AG Series 2007 Zero Coupon, 04/01/2035	3,700	2,726,228
City of Fremont CA Community Facilities District No. 1 (City of Fremont CA Community Facilities District No. 1) Series 2015 5.00%, 09/01/2040	4,000	4,005,483
City of Irvine CA (City of Irvine CA Community Facilities District No. 2013-3 Improvement Area No. 8) Series 2018 5.00%, 09/01/2043	2,400	2,435,030
5.00%, 09/01/2048	4,250	4,286,182
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2022 3.25%, 05/15/2049	2,000	1,524,041
5.00%, 05/15/2045	1,500	1,552,221
Series 2025 4.25%, 05/15/2041	3,320	3,348,965
5.00%, 05/15/2036	8,760	9,961,018
5.00%, 05/15/2037	5,000	5,631,818
5.00%, 05/15/2055	17,850	18,351,189
5.25%, 05/15/2045	1,100	1,178,280
5.50%, 05/15/2055	3,900	4,182,156
City of Palo Alto CA (City of Palo Alto CA University Ave AD) Series 2012 5.00%, 09/02/2028	530	533,625
5.00%, 09/02/2030	745	750,153
City of Roseville CA (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1) Series 2017 5.00%, 09/01/2033	1,315	1,349,373
5.00%, 09/01/2034	1,000	1,025,719

12 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2036	$640	$645,937
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose Intl Airport SJC) Series 2017-A 5.00%, 03/01/2033	1,100	1,120,192
5.00%, 03/01/2034	2,000	2,034,882
City of Upland CA (San Antonio Regional Hospital) Series 2017 5.00%, 01/01/2032	1,000	1,036,986
5.00%, 01/01/2047	3,895	3,920,420
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(c)	2,000	1,517,853
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(c)	2,000	1,321,773
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(c)	3,000	2,578,262
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(c)	1,000	689,224
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 3.00%, 08/01/2056(c)	4,000	2,704,695
Compton Community Redevelopment Agency Successor Agency (Compton Community Redevelopment Agency Successor Agency) AG Series 2022-A 5.25%, 08/01/2032	3,500	3,943,016
Contra Costa Community College District (Contra Costa Community College District) Series 2014-A 4.00%, 08/01/2029	2,100	2,101,179

ABFunds.com	AB Municipal Income Fund 13

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

County of Los Angeles CA Community Facilities District No. 2021-01 (County of Los Angeles CA Community Facilities District No. 2021-01 Area No. 1) Series 2022 5.00%, 09/01/2047	$2,750	$2,821,379
5.00%, 09/01/2052	2,500	2,551,099
County of Sacramento CA (North Vineyard District 2005-2) Series 2016 5.00%, 09/01/2040	990	996,811
5.00%, 09/01/2045	1,250	1,254,683
County of Sacramento CA Airport System Revenue (County of Sacramento CA Airport System Revenue) Series 2025-A 5.25%, 07/01/2041	1,000	1,090,564
5.25%, 07/01/2042	2,120	2,286,330
5.25%, 07/01/2043	425	454,856
5.25%, 07/01/2045	2,000	2,127,703
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(c)	5,000	3,579,253
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 4.00%, 05/01/2057(c)	1,000	704,702
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(c)	4,000	3,227,568
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(c)	5,000	4,150,082
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(c)	1,000	650,443
4.00%, 07/01/2058(c)	1,000	549,460

14 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(c)	$2,500	$1,793,842
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(c)	1,000	712,551
4.00%, 12/01/2056(c)	1,000	764,747
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(c)	1,000	797,904
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(c)	2,000	1,405,159
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(c)	2,400	1,958,390
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(c)	1,000	705,497
4.00%, 10/01/2048(c)	3,000	2,325,443
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(c)	1,500	1,024,318
Foothill-De Anza Community College District (Foothill-De Anza Community College District) AMBAC Series 2007-A Zero Coupon, 08/01/2034	1,995	1,550,936
Foothill-Eastern Transportation Corridor Agency (Foothill-Eastern Transportation Corridor Agency) Series 2021-A 4.00%, 01/15/2046	5,810	5,628,916
Series 2021-C 4.00%, 01/15/2043	1,500	1,500,165

ABFunds.com	AB Municipal Income Fund 15

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Golden State Connect Authority (Golden State Connect Authority) Series 2025 6.50%, 12/01/2060(c)(h)	$10,000	$9,677,412
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Lease) Series 2021 2.746%, 06/01/2034	3,175	2,916,347
3.115%, 06/01/2038	5,000	4,447,286
3.293%, 06/01/2042	2,000	1,690,266
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	6,445	5,909,264
Series 2021-B Zero Coupon, 06/01/2066	37,370	4,006,587
Series 2022 5.00%, 06/01/2051	10,000	10,013,397
Irvine Facilities Financing Authority (City of Irvine CA Community Facilities District No. 2013-3) BAM Series 2023 Zero Coupon, 09/01/2049	1,300	418,550
Zero Coupon, 09/01/2050	1,250	382,293
Irvine Unified School District (Irvine Unified School District) Series 2017-B 5.00%, 09/01/2047	995	997,270
Long Beach Bond Finance Authority (Bank of America Corp.) Series 2007-A 5.00%, 11/15/2035	3,630	4,145,174
5.50%, 11/15/2037	5,300	6,304,081
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023-D 5.00%, 07/01/2041	7,830	8,466,640
Series 2024-B 5.00%, 07/01/2038	1,640	1,820,943
Series 2024-E 5.00%, 07/01/2039	1,660	1,838,288
Series 2025-A 5.00%, 07/01/2050	5,000	5,207,174
Series 2025-B 5.00%, 07/01/2033	8,335	9,507,332
5.00%, 07/01/2034	3,000	3,456,774
BAM Series 2025-A 5.00%, 07/01/2053	2,000	2,086,043

16 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022-B 5.00%, 07/01/2052	$1,495	$1,540,588
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2021-C 5.00%, 07/01/2041	1,250	1,314,804
Series 2022-B 5.00%, 07/01/2043	8,750	9,205,771
Series 2022-D 5.00%, 07/01/2047	4,550	4,721,366
Series 2025-A 5.00%, 01/01/2030	5,000	5,380,185
Series 2025-B 5.00%, 07/01/2032	1,000	1,127,303
5.00%, 07/01/2033	3,300	3,764,151
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A
6.50%, 11/01/2039	2,000	2,460,118
Series 2009-B 6.50%, 11/01/2039	10,000	12,300,592
7.00%, 11/01/2034	2,000	2,439,918
Menifee Union School District (Menifee Union School District) Series 2018 5.00%, 09/01/2043	1,000	1,017,447
5.00%, 09/01/2048	1,215	1,230,662
Northern California Energy Authority (Pacific Life Insurance) Series 2024 5.00%, 12/01/2054	10,000	10,755,728
Palomar Health (Palomar Health Obligated Group) Series 2016-A 5.00%, 08/01/2031	1,285	1,286,301
Port of Los Angeles (Port of Los Angeles) Series 2024-2 5.00%, 08/01/2036	1,000	1,128,801
Series 2024-A 5.00%, 08/01/2031	1,000	1,111,200
5.00%, 08/01/2032	2,000	2,250,835
5.00%, 08/01/2034	2,060	2,362,566

ABFunds.com	AB Municipal Income Fund 17

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Redding Joint Powers Financing Authority (Redding Joint Powers Financing Authority) Series 2015-A 5.00%, 06/01/2030	$1,350	$1,351,552
Rialto Redevelopment Agency (Rialto Redevelopment Agency) Series 2018 5.00%, 09/01/2032	500	530,414
5.00%, 09/01/2033	500	529,336
5.00%, 09/01/2037	2,235	2,348,209
River Islands Public Financing Authority (River Islands Public Financing Authority Cmnty Facs District No. 2003-1 Area 1) Series 2022 5.00%, 09/01/2052	5,200	5,204,749
Riverside County Transportation Commission (Riverside County Transportation Commission) Series 2021 4.00%, 06/01/2040	3,330	3,322,805
4.00%, 06/01/2041	1,765	1,733,234
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.52% (CME Term SOFR 3 Month + 0.55%), 06/01/2034(b)	1,385	1,347,900
3.54% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(b)	5,375	4,901,944
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2020 5.00%, 07/01/2035	650	691,969
5.00%, 07/01/2036	500	529,873
5.00%, 07/01/2037	250	263,702
5.00%, 07/01/2038	250	262,552
5.00%, 07/01/2039	255	266,794
5.00%, 07/01/2040	250	259,859
Series 2021-B 4.00%, 07/01/2041	3,010	2,929,029
Series 2023 5.00%, 07/01/2043	1,185	1,244,767
5.00%, 07/01/2053	21,000	21,573,369
Series 2025 5.00%, 07/01/2034	2,500	2,860,278
5.00%, 07/01/2035	2,500	2,865,782
5.25%, 07/01/2037	2,555	2,950,397
5.25%, 07/01/2038	2,875	3,292,791
5.25%, 07/01/2050	10,000	10,546,225
5.50%, 07/01/2055	1,000	1,076,332

18 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

San Diego Unified School District/CA (San Diego Unified School District/CA) Series 2023 5.00%, 07/01/2048	$10,000	$10,685,044
San Francisco City & County Public Utilities Commission Wastewater Revenue (San Francisco City & County Public Utilities Commission Wastewater Revenue) Series 2024 4.655%, 10/01/2027	2,000	2,032,288
San Francisco City & County Redevelopment Agency Successor Agency (Successor Agency to the Redev of San Francisco - Mission Bay South) Series 2016-B 5.00%, 08/01/2033	1,000	1,013,660
5.00%, 08/01/2035	1,000	1,012,749
Series 2016-C 5.00%, 08/01/2032	1,000	1,014,097
5.00%, 08/01/2035	1,000	1,012,749
San Francisco Intl Airport (San Francisco Intl Airport) Series 2019-E 5.00%, 05/01/2050	2,000	2,020,530
Series 2022-A 5.00%, 05/01/2031	5,000	5,526,562
Series 2022-C 3.283%, 05/01/2036	3,000	2,708,019
Series 2023-E 5.50%, 05/01/2041	5,350	5,901,101
Series 2024 5.00%, 05/01/2037	5,265	5,840,560
5.25%, 05/01/2042	10,185	11,022,935
Series 2025-E 5.25%, 05/01/2055	12,475	13,069,457
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	3,405	3,880,881
Santa Barbara Secondary High School District (Santa Barbara Secondary High School District) Series 2011-A Zero Coupon, 08/01/2036	15,395	10,050,115
Sierra Joint Community College District School Facilities District No. 2 (Sierra Joint Community College District School Facilities District No. 2) NATL Series 2007-B Zero Coupon, 06/01/2032	5,485	4,566,787

ABFunds.com	AB Municipal Income Fund 19

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

South San Francisco Unified School District (South San Francisco Unified School District) Series 2025 5.00%, 09/01/2026	$3,990	$4,071,909
5.00%, 09/01/2027	2,160	2,263,452
5.00%, 09/01/2033	1,150	1,381,251
5.00%, 09/01/2034	1,010	1,230,223
5.00%, 09/01/2035	1,110	1,364,254
5.00%, 09/01/2036	1,015	1,234,453
5.00%, 09/01/2037	1,110	1,334,640
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055	3,600	3,852,138
Southern California Public Power Authority (Goldman Sachs Group) Series 2007-A 5.00%, 11/01/2033	6,280	6,896,137
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2036	2,160	2,423,852
5.00%, 07/01/2041	4,925	5,352,531
5.00%, 07/01/2048	4,275	4,443,902
5.25%, 07/01/2053	8,985	9,443,422
Series 2024 5.00%, 07/01/2042	1,000	1,085,288
5.00%, 07/01/2044	1,000	1,064,708
5.00%, 07/01/2053	2,540	2,635,126
State of California (State of California) Series 2004 5.30%, 04/01/2029	5	5,010
Series 2009 7.30%, 10/01/2039	1,205	1,422,682
7.55%, 04/01/2039	1,000	1,231,110
Series 2022 5.00%, 09/01/2042	2,000	2,176,667
Series 2023 5.25%, 10/01/2050	5,000	5,382,637
5.25%, 09/01/2053	20,000	21,537,142
6.00%, 03/01/2033	4,000	4,443,684
Series 2024 5.15%, 09/01/2034	2,000	2,107,092
Stockton Redevelopment Agency Successor Agency (Stockton Redevelopment Agency Successor Agency) AG Series 2016-A 5.00%, 09/01/2033	2,800	2,845,495
5.00%, 09/01/2034	1,000	1,015,765

20 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Successor Agency to the Redev of San Francisco - Mission Bay North (Successor Agency to the Redev of San Francisco - Mission Bay North) Series 2016-A 5.00%, 08/01/2032	$1,025	$1,039,449
5.00%, 08/01/2034	1,105	1,119,682
5.00%, 08/01/2035	595	602,586
5.00%, 08/01/2036	775	784,342
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization) Series 2021 Zero Coupon, 06/01/2060	10,000	1,578,696
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization) Series 2019 5.00%, 06/01/2037	1,000	1,039,889
5.00%, 06/01/2048	8,610	8,568,288
Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment) Series 2020 5.00%, 10/01/2040	1,000	1,020,577
5.00%, 10/01/2045	2,000	2,012,471
5.00%, 10/01/2049	2,200	2,201,635
University of California (University of California) Series 2023-B 4.693%, 05/15/2033	5,600	5,764,723
Upland Unified School District (Upland Unified School District) Series 2011-C Zero Coupon, 08/01/2035	1,020	755,331
Washington Township Health Care District (Washington Township Health Care District) Series 2017-B 5.00%, 07/01/2032	2,000	2,034,195
5.00%, 07/01/2033	1,500	1,523,926
Series 2023-B 5.25%, 08/01/2048	1,750	1,911,825
AG Series 2023-B 4.25%, 08/01/2045	1,225	1,242,448
Yucaipa Valley Water District Financing Authority (Yucaipa Valley Water District Water & Sewer Revenue) Series 2024-A 5.00%, 06/01/2026	10,000	10,058,708

		1,176,970,524

ABFunds.com	AB Municipal Income Fund 21

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(c)	$1,385	$1,478,257

Georgia – 0.0%
Municipal Electric Authority of Georgia (PowerSouth Energy Cooperative) Series 2019 5.00%, 01/01/2037	100	102,986

Guam – 1.7%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2023 5.375%, 10/01/2040	250	267,742
5.375%, 10/01/2043	1,050	1,094,241
Series 2024-A 5.25%, 10/01/2035	535	595,710
5.25%, 10/01/2036	200	219,363
5.25%, 10/01/2038	1,050	1,137,835
5.25%, 10/01/2039	1,055	1,137,713
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2025-A 5.25%, 07/01/2050	1,000	1,034,396
Guam Power Authority (Guam Power Authority) Series 2017-A 5.00%, 10/01/2036	2,940	3,010,108
5.00%, 10/01/2037	1,300	1,327,622
Series 2022-A 5.00%, 10/01/2044	3,365	3,450,703
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029	3,805	3,855,000
5.00%, 12/01/2030	415	420,563
5.00%, 12/01/2032	455	460,606
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	190	200,634
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	3,000	2,881,779

		21,094,015

22 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Indiana – 0.0%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(e) (f)	$47	$5

Puerto Rico – 1.2%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A Zero Coupon, 07/01/2033	1,238	890,742
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(c)	2,490	2,593,540
5.00%, 07/01/2035(c) Series 2021-C	1,945	2,013,247
3.75%, 07/01/2027(c)	1,000	950,909
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AG Series 2007-V 5.25%, 07/01/2031	1,000	1,019,286
NATL Series 2007-V 5.25%, 07/01/2032	1,000	1,012,603
5.25%, 07/01/2034	1,000	1,011,359
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	172	171,248
6.625%, 01/01/2028	1,313	1,303,634
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	1,000	1,133,284
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2019-A 4.329%, 07/01/2040	980	954,142
4.55%, 07/01/2040	90	89,630
5.00%, 07/01/2058	2,900	2,820,581

		15,964,205

ABFunds.com	AB Municipal Income Fund 23

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(c)	$1,010	$970,051

Washington – 0.0%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044(c)	130	125,717
5.00%, 01/01/2049(c)	100	92,975

		218,692

Wisconsin – 0.6%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(g)	2,000	1,868,712
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 6.50%, 06/30/2060	5,505	6,081,997

		7,950,709

Total Long-Term Municipal Bonds (cost $1,239,862,973)		1,224,749,444

Short-Term Municipal Notes – 1.0%
California – 1.0%
County of Los Angeles CA (County of Los Angeles CA) Series 2025-A 5.00%, 06/30/2026	7,500	7,617,547
Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 3.24%, 10/01/2047(c)(i)	5,000	5,000,000

Total Short-Term Municipal Notes (cost $12,592,915)		12,617,547

Total Municipal Obligations (cost $1,252,455,888)		1,237,366,991

24 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.4%
Agency CMBS – 0.4%
California Housing Finance Agency Series 2021-3, Class X 0.793%, 08/20/2036(d)	$2,480	$110,072
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2021-ML10, Class AUS 2.032%, 01/25/2038	3,522	2,893,081
Series 2022-ML13, Class ACA 2.875%, 07/25/2036	1,846	1,747,016
Series 2022-ML13, Class XCA 0.965%, 07/25/2036(d)	5,169	279,364

Total Commercial Mortgage-Backed Securities (cost $5,648,934)		5,029,533

	Shares
PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Guayama Holdings 0.00%(e)(j)(k) (cost $518,457)	28,882	84,047

SHORT-TERM INVESTMENTS – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.82%(l)(m)(n) (cost $17,235,930)	17,235,930	17,235,930

Total Investments – 99.1% (cost $1,275,859,209)		1,259,716,501
Other assets less liabilities – 0.9%		11,540,909

Net Assets – 100.0%		$1,271,257,410

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 45, 5 Year Index, 12/20/2030*	(5.00)%	Quarterly	3.23%	USD	18,600	$(1,564,601)	$(1,382,397)	$(182,204)

*	Termination date

ABFunds.com	AB Municipal Income Fund 25

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	36,500	10/15/2029	2.569%	CPI#	Maturity	$(93,064)	$	– 0	–	$(93,064)
USD	35,500	10/15/2029	2.485%	CPI#	Maturity	54,331		– 0	–	54,331

						$(38,733)	$	– 0	–	$(38,733)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	14,000	01/15/2027	1 Day SOFR	2.719%	Annual	$(312,393)	$	– 0	–	$(312,393)
USD	24,500	10/15/2030	1 Day SOFR	4.092%	Annual	867,689		– 0	–	867,689
USD	9,700	10/15/2030	1 Day SOFR	4.082%	Annual	339,272		– 0	–	339,272
USD	21,200	12/03/2031	1 Day SOFR	4.027%	Annual	707,477		2,292		705,185
USD	20,000	08/15/2034	3.545%	1 Day SOFR	Annual	41,240		– 0	–	41,240
USD	9,050	02/15/2035	3.923%	1 Day SOFR	Annual	(229,771)		– 0	–	(229,771)
USD	7,300	02/15/2035	3.603%	1 Day SOFR	Annual	10,719		(527)		11,246
USD	23,500	09/25/2035	3.587%	1 Day SOFR	Annual	51,476		– 0	–	51,476

						$1,475,709		$1,765		$1,473,944

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank NA	USD	12,620	10/09/2029	1.125%	1 Week SIFMA	*	Quarterly	$629,559	$	– 0	–	$629,559

*	Variable interest rate based on the Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at November 30, 2025.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at November 30, 2025.

(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2025, the aggregate market value of these securities amounted to $204,905,059 or 16.1% of net assets.

(d)	IO – Interest Only.

(e)	Non-income producing security.

(f)	Defaulted.

26 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.40% of net assets as of November 30, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046	04/22/2016	$2,331,722	$1,395,000	0.11%
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2051	04/22/2016 - 10/25/2017	2,917,233	1,746,000	0.14%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	2,000,000	1,868,712	0.15%

(h)	When-Issued or delayed delivery security.

(i)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(k)	Fair valued by the Adviser.

(l)	The rate shown represents the 7-day yield as of period end.

(m)	Affiliated investments.

(n)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

As of November 30, 2025, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.6% and 0.0%, respectively.

Glossary:

AD – Assessment District

AG – Assured Guaranty Inc.

AMBAC – Ambac Assurance Corporation

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

DOT – Department of Transportation

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

ABFunds.com	AB Municipal Income Fund 27

PORTFOLIO OF INVESTMENTS

AB HIGH INCOME MUNICIPAL PORTFOLIO

November 30, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 110.2%
Long-Term Municipal Bonds – 110.2%
Alabama – 5.9%
Black Belt Energy Gas District (Black Belt Energy Gas District) Series 2025-C 5.50%, 11/01/2056(a)	$7,000	$7,420,538
Black Belt Energy Gas District (BP PLC) Series 2025-2 5.00%, 03/01/2055(a)(b)	10,000	10,845,980
Black Belt Energy Gas District (Forethought Life Insurance) Series 2025-B 5.00%, 10/01/2035	1,510	1,563,155
Black Belt Energy Gas District (Goldman Sachs Group) Series 2023-2 5.43%, 06/01/2049(a)(b)	10,000	10,195,617
Series 2024 5.50%, 10/01/2054(a)(b)	10,000	11,045,939
Black Belt Energy Gas District (Morgan Stanley) Series 2022-2 5.73%, 02/01/2053(a)(b)	10,000	10,332,742
Black Belt Energy Gas District (Pacific Life Insurance) Series 2024-2 5.00%, 05/01/2055(a)(b)	10,000	10,760,396
Black Belt Energy Gas District (Royal Bank of Canada) Series 2023-2 5.25%, 12/01/2053(a)(b)	10,000	10,827,540
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.25%, 10/01/2049	10,000	10,392,852
Energy Southeast A Cooperative District (Morgan Stanley) Series 2024-2 5.25%, 07/01/2054(a)(b)	10,000	10,871,978
Mobile County Industrial Development Authority (ArcelorMittal SA) Series 2024 4.75%, 12/01/2054	2,545	2,373,892

28 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	$3,500	$3,707,416
Southeast Energy Authority A Cooperative District (JPMorgan Chase & Co.) Series 2025-E 5.00%, 10/01/2030	10,000	10,762,381
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2022-2 6.00%, 01/01/2053(a)(b)	10,000	10,479,521
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-2 5.00%, 01/01/2054(a)(b)	10,000	10,631,613
Series 2025-2 5.00%, 01/01/2054(a)(b)	9,190	9,770,452
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-2 5.25%, 01/01/2054(a)(b)	20,000	21,155,578

		163,137,590

Alaska – 0.0%
Northern Tobacco Securitization Corp. (Northern Tobacco Securitization) Series 2021-B Zero Coupon, 06/01/2066	10,000	1,141,975

American Samoa – 0.0%
American Samoa Economic Development Authority (American Samoa Economic Development Authority) Series 2025-B 5.25%, 09/01/2045(a)(c)	1,100	1,105,262

Arizona – 2.7%
Arizona Industrial Development Authority (AZIDA 2019-2) Series 2019-2, Class A 3.625%, 05/20/2033	8,910	8,817,183
Arizona Industrial Development Authority (BASIS Schools Obligated Group) Series 2017-D 5.00%, 07/01/2051(a)	1,885	1,726,743
Arizona Industrial Development Authority (Benjamin Franklin Charter School Obligated Group) Series 2023 5.00%, 07/01/2043(a)	1,000	972,789

ABFunds.com	AB Municipal Income Fund 29

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2021 4.00%, 11/01/2051(a)	$10,000	$8,239,469
Arizona Industrial Development Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.75%, 03/01/2065(a)	3,045	3,048,883
6.875%, 03/01/2055(a)	3,955	4,033,863
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(d)(e)(f)	10,420	244,870
Series 2021-A 5.50%, 07/01/2031(d)(e)(f)	480	11,280
6.00%, 07/01/2051(d)(e)(f)	3,000	70,500
Arizona Industrial Development Authority (San Tan Valley AH I LLLP) Series 2024-A 5.68%, 01/01/2043(a)	8,315	8,018,902
Series 2024-B 5.68%, 01/01/2043(a)	1,775	1,713,217
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group) Series 2017 5.00%, 11/15/2040	2,865	2,324,327
Industrial Development Authority of the City of Phoenix Arizona (The) (BASIS Schools Obligated Group) Series 2015 5.00%, 07/01/2035(a)	1,000	1,000,226
Industrial Development Authority of the City of Phoenix Arizona (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	10,690	10,690,744
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2040(d)(e)(f)	5,000	4,000,000
5.00%, 07/01/2055(d)(e)(f)	1,000	800,000
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre Obligated Group) Series 2022 6.75%, 11/15/2042(a)	3,250	3,532,159
6.875%, 11/15/2052(a)	2,000	2,144,992
7.00%, 11/15/2057(a)	1,000	1,075,018

30 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Maricopa County Industrial Development Authority (Benjamin Franklin Charter School) Series 2018 6.00%, 07/01/2038(a)	$2,000	$2,058,429
Series 2018-A 6.00%, 07/01/2052(a)	4,040	4,074,611
Maricopa County Industrial Development Authority (Legacy Traditional School Obligated Group) Series 2025 5.50%, 07/01/2060	1,500	1,509,101
Maricopa County Industrial Development Authority (Morrison Education Group Obligated Group) Series 2024-A 6.625%, 07/01/2059(a)	2,000	2,050,761
6.75%, 07/01/2063(a)	2,000	2,057,689
Maricopa County Industrial Development Authority (Reid Traditional Schools Obligated Group) Series 2016 5.00%, 07/01/2047	1,375	1,290,905
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(a)	1,225	814,339

		76,321,000

Arkansas – 0.7%
Arkansas Development Finance Authority (Hybar LLC) Series 2023 6.875%, 07/01/2048(a)	2,700	2,906,046
Series 2024 7.375%, 07/01/2048(a)	13,000	14,113,432
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052	2,300	2,308,543

		19,328,021

California – 14.4%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	7,300	6,768,637
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(a)	15,000	13,465,347
Align Capital Series Trust 2025-1 (Align Capital Series Trust 2025-1) Series 2025-2 5.75%, 01/01/2052(a)	3,000	3,071,253

ABFunds.com	AB Municipal Income Fund 31

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

ARC70 II Trust (ARC70 II TRUST) Series 2021 4.00%, 12/01/2059	$3,000	$2,552,531
Series 2023 5.00%, 04/01/2065(a)	22,152	21,409,647
California Community Choice Financing Authority (American General Life Insurance) Series 2023-2 5.50%, 05/01/2054(a)(b)	10,000	10,586,441
Series 2025-2 5.00%, 08/01/2055(a)(b)	10,000	10,622,559
California Community Choice Financing Authority (Bank of Nova Scotia (The)) Series 2025-2 5.00%, 10/01/2056(a)(b)	10,000	10,965,375
California Community Choice Financing Authority (Canadian Imperial Bank of Commerce) Series 2025 5.00%, 11/01/2033	10,000	10,952,221
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	10,000	10,646,820
California Community Choice Financing Authority (Morgan Stanley) Series 2023-2 4.68%, 07/01/2053(a)(b)	10,000	10,026,326
California Community Choice Financing Authority (Pacific Life Insurance) Series 2025-2 5.00%, 03/01/2056(a)(b)	10,000	10,971,249
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(a)	5,200	4,338,160
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	13,500	11,154,204
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(a)	11,070	7,563,555
4.00%, 08/01/2046(a)	3,295	2,794,730

32 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(a)	$5,000	$3,399,480
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(a)	32,000	1,276,339
5.50%, 02/01/2040(a)	1,000	894,878
Series 2022-A 4.50%, 08/01/2052(a)	6,000	4,679,893
California County Tobacco Securitization Agency (Los Angeles County Securitization) Series 2020-B Zero Coupon, 06/01/2055	22,000	4,215,611
California Enterprise Development Authority (Heights Christian Schools) Series 2023 6.25%, 06/01/2053(a)	960	919,433
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class X 0.825%, 03/25/2035(g)	15,064	590,802
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	3,744	3,610,183
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 9.50%, 01/01/2065(a)	14,200	12,070,000
California Infrastructure & Economic Development Bank (PIH Health Obligated Group) Series 2024-A 5.00%, 12/01/2054(a)	10,000	10,276,069
California Infrastructure & Economic Development Bank (WFCS Holdings II LLC) Series 2021 Zero Coupon, 01/01/2061(a)	980	85,071
Series 2021-A1 5.00%, 01/01/2056(a)	1,990	1,714,099
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2035	990	984,065

ABFunds.com	AB Municipal Income Fund 33

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada) Series 2012-A 6.625%, 01/01/2032(a)	$630	$617,651
6.875%, 01/01/2042(a)	3,415	3,230,079
Series 2014 5.00%, 01/01/2035	1,050	908,678
5.25%, 01/01/2045	2,025	1,588,492
California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 5.00%, 12/31/2043	3,000	3,017,501
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032(d)(e)	3,795	75,900
California Pollution Control Financing Authority (Channelside Water Resources) Series 2012 5.00%, 11/21/2045(a)	8,595	8,594,954
California Public Finance Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.625%, 03/01/2065(a)	3,345	3,366,543
6.75%, 03/01/2055(a)	2,385	2,445,338
California Public Finance Authority (Kendal at Ventura) Series 2023 10.00%, 05/15/2028(a)	200	261,809
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016 5.00%, 06/01/2052(a)	3,790	3,403,002
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2016-A 5.00%, 07/01/2046(a)	3,500	3,500,459
5.00%, 07/01/2051(a)	1,750	1,750,036
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2054(a)	1,165	1,040,936
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(d)(e)(f)	1,000	600,000

34 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2052(a)	$1,000	$983,743
City of Los Angeles CA Wastewater System Revenue (City of Los Angeles CA Wastewater System Revenue) Series 2025-C 5.00%, 06/01/2042	10,000	11,299,637
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2025-2 5.25%, 05/15/2043(a)(b)	10,000	10,840,306
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(a)	10,000	7,589,264
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(a)	3,090	2,042,140
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(a)	5,000	4,297,104
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 3.00%, 08/01/2056(a)	6,800	4,597,981
4.00%, 08/01/2047(a)	2,610	2,388,797
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(a)	7,500	5,160,340
4.00%, 05/01/2057(a)	10,000	7,047,023
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(a)	3,275	2,344,411
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(a)	5,000	4,109,871

ABFunds.com	AB Municipal Income Fund 35

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(a)	$7,500	$6,225,123
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(a)	5,800	3,772,571
4.00%, 07/01/2058(a)	7,360	4,044,028
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(a)	7,000	5,022,757
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(a)	5,500	3,777,655
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(a)	2,000	1,425,102
4.00%, 12/01/2056(a)	9,600	7,341,568
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(a)	10,000	7,979,037
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(a)	1,000	702,579
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(a)	5,000	4,210,793
Series 2021-A2 4.00%, 07/01/2056(a)	10,000	8,159,957
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(a)	2,500	1,707,197

36 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Golden State Connect Authority (Golden State Connect Authority) Series 2025 6.50%, 12/01/2060(a)(c)	$5,000	$4,838,706
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021-B Zero Coupon, 06/01/2066	130,105	13,949,078
Pleasanton Unified School District (Pleasanton Unified School District) Series 2025 4.25%, 08/01/2050	10,980	10,972,474
San Francisco Intl Airport (San Francisco Intl Airport) Series 2025-2 5.00%, 05/01/2044(a)(b)	10,000	10,179,254
5.25%, 05/01/2042(a)(b)	10,000	10,822,715
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization) Series 2021 Zero Coupon, 06/01/2060	12,950	2,044,411
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization) Series 2006 Zero Coupon, 06/01/2046	8,680	1,984,486
Series 2019 Zero Coupon, 06/01/2054	6,520	1,343,973
5.00%, 06/01/2039	680	699,512

		400,909,949

Colorado – 3.1%
Aurora Highlands Community Authority Board (Aurora Highlands Community Authority Board) Series 2021-A 5.75%, 12/01/2051	10,000	9,672,520
Broadway Station Metropolitan District No. 3 (Broadway Station Metropolitan District No. 3) Series 2019 5.00%, 12/01/2039	748	665,006
5.00%, 12/01/2049	1,750	1,369,775
Centerra Metropolitan District No. 1 (Centerra Metropolitan District No. 1) Series 2017 5.00%, 12/01/2037(a)	5,730	5,731,849
Series 2022 6.50%, 12/01/2053	1,000	1,049,090

ABFunds.com	AB Municipal Income Fund 37

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Colorado Educational & Cultural Facilities Authority (Lighthouse Building Corp.) Series 2021 4.00%, 10/01/2061	$1,500	$1,168,529
Colorado Educational & Cultural Facilities Authority (STEAD School/The) Series 2023-A 7.00%, 07/01/2034(f)	4,000	4,114,731
Colorado Educational & Cultural Facilities Authority (STEM School Academy) Series 2014 5.00%, 11/01/2044	890	873,030
5.125%, 11/01/2049	765	742,128
Colorado Health Facilities Authority (Aberdeen Ridge Obligated Group) Series 2021-A 5.00%, 05/15/2044	2,000	1,614,424
Colorado Health Facilities Authority (Christian Living Neighborhoods Obligated Group) Series 2021 4.00%, 01/01/2042	2,750	2,456,666
Colorado Health Facilities Authority (CommonSpirit Health Obligated Group) Series 2022-2 5.25%, 11/01/2038(a)(b)	2,200	2,411,783
5.25%, 11/01/2039(a)(b)	2,600	2,837,391
5.25%, 11/01/2052(a)(b)	5,000	5,157,354
Colorado Health Facilities Authority (Frasier Meadows Manor Obligated Group) Series 2023-2 4.00%, 05/15/2041	1,175	1,096,240
Colorado Health Facilities Authority (Sunny Vista Living Center) Series 2015-A 6.125%, 12/01/2045(d)(e)(f)	1,750	1,264,189
Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041(d)(e)(f)	10,000	7,600,000
Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046	8,153	7,216,197
Longs Peak Metropolitan District (Longs Peak Metropolitan District) Series 2021 5.25%, 12/01/2051(a)	2,000	1,966,260

38 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Meridian Ranch Metropolitan District 2018 Subdistrict (Meridian Ranch Metropolitan District 2018 Subdistrict) Series 2022 6.75%, 12/01/2052	$1,500	$1,523,320
Platte River Metropolitan District (Platte River Metropolitan District) Series 2023-A 6.50%, 08/01/2053(a)	661	675,296
Plaza Metropolitan District No. 1 (Plaza Metropolitan District No. 1) Series 2013 5.00%, 12/01/2040(a)	1,000	1,000,312
Pueblo Urban Renewal Authority (Pueblo Urban Renewal Authority) Series 2021 4.75%, 12/01/2045(f)	3,760	3,571,025
Redtail Ridge Metropolitan District (Redtail Ridge Metropolitan District) Series 2025 Zero Coupon, 12/01/2032	4,380	2,730,540
Riverwalk Metropolitan District No. 2 (Riverwalk Metropolitan District No. 2) Series 2022-A 5.00%, 12/01/2042	3,000	2,743,581
5.00%, 12/01/2052	1,000	862,119
Sagebrush Farm Metropolitan District No. 1 (Sagebrush Farm Metropolitan District No. 1) Series 2022-A 6.75%, 12/01/2052	1,500	1,556,442
Spring Hill Metropolitan District No. 3 (Spring Hill Metropolitan District No. 3) Series 2022-A 6.75%, 12/01/2052(a)	333	337,893
St. Vrain Lakes Metropolitan District No. 4 (St. Vrain Lakes Metropolitan District No. 4) Series 2024-A 0.00%, 09/20/2054(a)(h)	1,000	705,391
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	2,000	2,116,018
6.75%, 12/01/2053	3,000	3,162,497
Series 2023 8.375%, 12/15/2054	1,000	1,001,577

ABFunds.com	AB Municipal Income Fund 39

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Vail Home Partners Corp. (Vail Home Partners Corp.) Series 2025 6.00%, 10/01/2064(a)	$2,000	$2,044,100
Vauxmont Metropolitan District (Vauxmont Metropolitan District) AG Series 2019 3.25%, 12/15/2050	108	92,178
AG Series 2020 5.00%, 12/01/2027	195	202,680
5.00%, 12/01/2030	270	291,312
5.00%, 12/01/2050	205	207,932
Verve Metropolitan District No. 1 (Verve Metropolitan District No. 1) Series 2023 6.50%, 12/01/2043	1,000	1,018,043
6.75%, 12/01/2052	1,000	1,016,369

		85,865,787

Connecticut – 0.2%
Stamford Housing Authority (TJH Senior Living Obligated Group) Series 2025 4.75%, 10/01/2032	1,100	1,133,625
6.25%, 10/01/2060	1,295	1,295,800
6.50%, 10/01/2055	2,125	2,167,976
Town of Hamden CT (Whitney Center Obligated Group) Series 2022-A 7.00%, 01/01/2053	1,000	1,058,123

		5,655,524

Delaware – 0.3%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust (Affordable Housing Tax-Exempt Bond Pass-Thru Trust) Series 2023-2 6.00%, 10/05/2040(a)	7,037	7,126,931

District of Columbia – 1.5%
District of Columbia (District of Columbia Union Market TIF Area) Series 2024 0.00%, 06/01/2041(a)(h)	1,000	634,170
0.00%, 06/01/2049(a)(h)	1,600	982,856
Series 2024-A 5.125%, 06/01/2034(a)	2,720	2,800,325

40 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

District of Columbia (Rocketship DC Obligated Group) Series 2019 5.00%, 06/01/2039(a)	$1,425	$1,425,271
District of Columbia Tobacco Settlement Financing Corp. (District of Columbia Tobacco Settlement Financing) Series 2006 Zero Coupon, 06/15/2055	140,500	13,338,901
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2025-2 5.00%, 10/01/2037(a)(b)	4,500	5,030,657
5.00%, 10/01/2038(a)(b)	5,500	6,098,564
Series 2025-A 5.00%, 10/01/2050	1,000	1,028,089
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2024 5.00%, 07/15/2054	10,000	10,350,419

		41,689,252

Florida – 6.0%
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida Obligated Group) Series 2022 4.00%, 10/01/2040	2,400	2,266,940
4.00%, 10/01/2046	1,750	1,477,013
Bexley Community Development District (Bexley Community Development District) Series 2016 4.875%, 05/01/2047	2,050	1,998,727
Cape Coral Health Facilities Authority (Gulf Care Obligated Group) Series 2015 6.00%, 07/01/2050(a)	1,550	970,192
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2028	1,300	1,352,492
5.00%, 10/01/2032	1,000	1,060,509
Capital Projects Finance Authority/FL (IDEA Lakeland) Series 2023 7.00%, 06/15/2030(a)	3,000	3,091,898

ABFunds.com	AB Municipal Income Fund 41

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Capital Projects Finance Authority/FL (Imagine School At North Port) Series 2025 6.75%, 06/15/2065(a)	$1,710	$1,719,149
Capital Projects Finance Authority/FL (PRG – UnionWest Properties) Series 2024 0.00%, 06/01/2062(a)(h)	9,125	1,214,496
5.00%, 06/01/2049(a)	1,300	1,242,348
5.00%, 06/01/2054(a)	3,525	3,314,217
5.25%, 06/01/2039(a)	1,000	1,038,482
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(a)	1,500	1,106,945
Capital Trust Agency, Inc. (Educational Growth Fund) Series 2021 Zero Coupon, 07/01/2061(a)	27,000	2,383,347
3.375%, 07/01/2031(a)	785	760,280
5.00%, 07/01/2056(a)	7,500	6,664,097
Capital Trust Agency, Inc. (Southeastern University Obligated Group) Series 2023 6.25%, 05/01/2048(a)	1,000	1,014,367
6.375%, 05/01/2053(a)	1,000	1,015,325
Capital Trust Agency, Inc. (Team Success A School of Excellence) Series 2020 5.00%, 06/01/2045(a)	1,000	869,672
5.00%, 06/01/2055(a)	2,000	1,624,942
Capital Trust Authority (IDEA Florida, Inc.) Series 2023-A 6.375%, 06/15/2058(a)	2,000	2,039,623
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2039	850	479,898
Zero Coupon, 09/01/2042	1,000	464,283
Zero Coupon, 09/01/2049	1,000	304,797
Zero Coupon, 09/01/2053	1,400	336,054
County of Lake FL (Waterman Communities) Series 2020 5.50%, 08/15/2040	3,000	3,022,036
County of Lee FL Airport Revenue (County of Lee FL Airport Revenue) Series 2025-2 5.25%, 10/01/2054(a)(b)	10,200	10,504,700

42 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-2 5.00%, 10/01/2034(a)(b)	$4,630	$5,146,082
5.00%, 10/01/2035(a)(b)	11,470	12,839,802
Series 2025-2 5.50%, 10/01/2055(a)(b)	10,000	10,535,505
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2035	250	165,978
Zero Coupon, 10/01/2036	410	259,365
Zero Coupon, 10/01/2037	230	138,444
Zero Coupon, 10/01/2038	315	179,293
Zero Coupon, 10/01/2039	390	209,921
County of Palm Beach FL (Palm Beach Atlantic University) Series 2025 5.50%, 10/01/2045(a)	1,000	1,022,425
5.75%, 10/01/2055(a)	2,305	2,376,803
5.75%, 10/01/2065(a)	2,280	2,343,716
County of Palm Beach FL (Provident Group - LU Properties II) Series 2024 8.50%, 06/01/2033	150	154,730
County of Palm Beach FL (Provident Group - LU Properties) Series 2024 6.00%, 06/01/2044	1,000	991,022
6.125%, 06/01/2054	1,000	975,146
6.25%, 06/01/2059	1,000	983,575
County of Palm Beach FL (Provident Group-PBAU Properties) Series 2019 5.00%, 04/01/2039(a)	1,000	1,005,424
5.00%, 04/01/2051(a)	1,970	1,855,026
Escambia County Housing Finance Authority (4900 S. Rio Grande Ave) Series 2023-A 6.88%, 11/01/2053(a)	1,000	1,060,694
Florida Development Finance Corp. (Assistance Unlimited) Series 2022 6.00%, 08/15/2057(a)	3,900	3,648,606
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding) Series 2021 3.00%, 07/01/2031(a)	895	864,973
4.00%, 07/01/2051(a)	1,950	1,601,242

ABFunds.com	AB Municipal Income Fund 43

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(a)	$5,000	$5,070,373
Florida Development Finance Corp. (Parrish Charter Academy) Series 2023 6.25%, 04/23/2058(a)	2,365	2,355,055
Florida Development Finance Corp. (Seaside School Consortium) Series 2022 6.00%, 06/15/2057(a)	2,000	2,064,141
Florida Development Finance Corp. (SFP - Tampa I LLC) Series 2024 5.00%, 06/01/2044(a)	1,000	979,732
5.25%, 06/01/2054(a)	1,050	1,014,772
5.25%, 06/01/2059(a)	1,000	956,161
6.50%, 06/01/2059(a)	1,200	1,203,164
Florida Higher Educational Facilities Financing Authority (Ringling College of Art & Design) Series 2019 5.00%, 03/01/2044	795	787,552
Florida Housing Finance Corp. (Bayside Breeze Redevelopment LLLP) Series 2025 3.625%, 08/01/2029	1,200	1,200,560
6.19%, 08/01/2055	1,520	1,563,255
Florida Local Government Finance Commission (BridgePrep Academy Series 2025 Obligated Group) Series 2025 6.125%, 06/15/2065(a)	3,685	3,717,609
Florida Local Government Finance Commission (Ponte Vedra Pine Obligated Group) Series 2025 4.20%, 11/15/2030(a)	1,000	1,005,557
6.875%, 11/15/2064(a)	1,305	1,364,806
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2025-2 5.50%, 10/01/2054(a)(b)	10,000	10,602,197
Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2022 5.25%, 10/01/2057	3,000	2,778,023

44 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 5.25%, 11/15/2054	$1,000	$1,004,799
Miami-Dade County Housing Finance Authority (Wynwood Works LLC) Series 2023-A 5.70%, 06/01/2052(a)	1,500	1,466,913
Orange County Health Facilities Authority (Presbyterian Retirement Communities Obligated Group) Series 2023 4.00%, 08/01/2042	5,000	4,673,987
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041	1,000	905,893
4.00%, 10/01/2051	1,815	1,484,828
Palm Beach County Health Facilities Authority (Federation CCRC Operations Obligated Group) Series 2022 4.25%, 06/01/2056	2,100	1,698,318
Palm Beach County Health Facilities Authority (Green Cay Life Plan Village) Series 2022 11.50%, 07/01/2027(a)	1,000	1,434,719
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(d)(e)(f)(i)(j)	1,905	381,000
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017-A 5.00%, 01/01/2047	2,450	2,306,194
5.00%, 01/01/2052	4,500	4,097,347
Village Community Development District No. 13 (Village Community Development Dist No. 13 Phase II Series 2020 Special Assmnts) Series 2020 3.50%, 05/01/2051(a)	1,910	1,493,099
Village Community Development District No. 13 (Village Community Development Dist No. 13 Phase III Series 2020 Special Assmnts) Series 2021 1.80%, 05/01/2026	100	99,356
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt) Series 2023 5.25%, 05/01/2054(a)	975	978,301

ABFunds.com	AB Municipal Income Fund 45

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Village Community Development District No. 15 (Village Community Development District No. 15 Series 2024 Special Assessment) Series 2024 4.00%, 05/01/2034(a)	$995	$1,006,565
4.20%, 05/01/2039(a)	1,000	993,813
4.55%, 05/01/2044(a)	1,000	966,601
4.80%, 05/01/2055(a)	2,495	2,393,698

		165,742,989

Georgia – 2.5%
Atlanta Development Authority (The) (City of Atlanta GA Westside Tax Allocation District Gulch Area) Series 2024 0.00%, 12/15/2048(a)(h)	10,000	8,960,898
Series 2024-A 5.50%, 04/01/2039(a)	2,500	2,572,112
Atlanta Development Authority (The) (PRG - CAU Properties LLC) Series 2025 6.00%, 07/01/2055(a)	1,065	1,098,984
City of Atlanta GA Airport Passenger Facility Charge (City of Atlanta GA Airport Passenger Facility Charge) Series 2023 5.25%, 07/01/2043	11,475	12,230,629
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group) Series 2017 5.00%, 08/01/2043	1,000	1,000,794
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2023-2 5.00%, 12/01/2054(a)(b)	10,000	10,624,334
Series 2024-2 0.05%, 06/01/2053(a)(b)	10,000	10,579,623
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023-2 5.00%, 07/01/2053(a)(b)	10,000	10,605,556
Series 2024-2 0.053%, 12/01/2053(a)(b)	10,000	10,334,791
Municipal Electric Authority of Georgia (PowerSouth Energy Cooperative) Series 2019 5.00%, 01/01/2039	605	620,318

		68,628,039

46 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Guam – 0.3%
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2025-A 5.50%, 07/01/2055	$2,790	$2,926,146
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046	4,365	4,403,055

		7,329,201

Idaho – 0.3%
Idaho Health Facilities Authority (North Canyon Medical Center) Series 2023 7.125%, 11/01/2057	3,000	3,214,255
Idaho Housing & Finance Association (Battelle Energy Alliance) Series 2010-A 7.00%, 02/01/2036	4,000	4,007,886

		7,222,141

Illinois – 4.7%
Bellwood Municipal Housing Corp. (Village of Bellwood IL) Series 2024 6.375%, 12/01/2059(a)	2,000	1,885,127
Chicago Board of Education (Chicago Board of Education) Series 2015-C 5.25%, 12/01/2035	1,835	1,835,010
Series 2017-A 7.00%, 12/01/2046(a)	4,975	5,109,788
Series 2017-B 6.75%, 12/01/2030(a)	11,365	11,952,660
7.00%, 12/01/2042(a)	2,400	2,480,811
Series 2017-H 5.00%, 12/01/2046	1,380	1,239,215
Series 2018-A 5.00%, 12/01/2032	4,800	4,826,095
Series 2023-A 5.875%, 12/01/2047	5,000	5,018,785
6.00%, 12/01/2049	5,000	5,035,724
Series 2025 5.75%, 12/01/2050	1,025	1,002,392
Series 2025-C 5.50%, 12/01/2045	13,500	13,093,990

ABFunds.com	AB Municipal Income Fund 47

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Chicago IL (City of Chicago IL) Series 2016-C 5.00%, 01/01/2038	$90	$90,017
Series 2025-A 6.00%, 01/01/2050	7,000	7,351,477
City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/2052(d)(e)	7,950	5,096,950
Eastern Illinois Economic Development Authority (City of Mattoon IL Sales & Hotel Tax) Series 2023 6.00%, 05/01/2046	2,000	1,957,567
Eastern Illinois Economic Development Authority (City of Mattoon IL) Series 2025 7.00%, 02/15/2056	2,205	2,126,632
Illinois Finance Authority (Acero Charter Schools Obligated Group) Series 2021 4.00%, 10/01/2042(a)	1,000	862,369
Illinois Finance Authority (Bradley University) Series 2021-A 4.00%, 08/01/2043	1,190	989,066
Illinois Finance Authority (CHF-Chicago LLC) Series 2017-A 5.00%, 02/15/2047	1,790	1,738,165
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2036	540	540,167
5.00%, 09/01/2038	1,000	1,000,601
Illinois Finance Authority (LRS Holdings LLC) Series 2023 7.375%, 09/01/2042(a)	3,000	3,411,380
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	11,442	8,384,919
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038	600	616,791
Series 2024 5.67%, 11/01/2038(f)	5,820	5,761,646

48 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2012 Zero Coupon, 12/15/2041	$24,500	$12,273,770
Zero Coupon, 12/15/2050	19,675	5,756,476
AG Series 2017 Zero Coupon, 12/15/2056	4,495	1,003,669
State of Illinois (State of Illinois) Series 2010 7.35%, 07/01/2035	5,357	5,844,798
Upper Illinois River Valley Development Authority (High Point Residence Fox Valley Obligated Group) Series 2025 7.00%, 11/01/2060	2,000	1,951,662
Village of Antioch IL Special Service Areas No. 1 & 2 (Village of Antioch IL Special Service Areas No. 1 & 2) Series 2016-A 4.50%, 03/01/2033	6,682	6,682,418
Series 2016-B 7.00%, 03/01/2033	3,086	3,086,426

		130,006,563

Indiana – 2.3%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(d)(e)	328	33
City of Valparaiso IN (Green Oaks of Valparaiso) Series 2021 5.375%, 12/01/2041(a)	3,315	3,015,387
City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.875%, 01/01/2044(a)	1,000	1,007,860
5.00%, 01/01/2054(a)	2,000	1,984,636
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(d)(e)(f)	17,575	878,750
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2038	2,045	1,986,668
4.00%, 04/01/2040	2,215	2,070,367

ABFunds.com	AB Municipal Income Fund 49

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2023-2 4.00%, 11/15/2026	$1,000	$1,000,177
4.00%, 11/15/2027	1,000	1,001,892
4.00%, 11/15/2030	1,000	1,006,189
Indiana Finance Authority (Indiana University Health Obligated Group) Series 2025-C 5.25%, 10/01/2045	5,780	6,270,876
5.25%, 10/01/2046	5,000	5,393,160
Indiana Finance Authority (Ohio Valley Electric) Series 2021-B 2.50%, 11/01/2030	4,025	3,854,696
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-A 5.00%, 11/01/2054	10,000	10,177,829
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 5.00%, 07/01/2059	1,750	1,753,369
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	4,750	4,592,551
Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-A 5.25%, 04/01/2041(a)	1,325	1,160,705
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 5.75%, 03/01/2043	2,000	2,117,320
6.00%, 03/01/2053	5,000	5,231,377
Series 2023-F 7.75%, 03/01/2067	4,075	4,511,186
BAM Series 2023 5.25%, 03/01/2067	5,000	5,201,306

		64,216,334

Iowa – 0.6%
Iowa Finance Authority (Wesley Retirement Services Obligated Group) Series 2021 4.00%, 12/01/2031	1,465	1,441,596
4.00%, 12/01/2041	3,400	2,944,545
4.00%, 12/01/2046	2,275	1,800,375
4.00%, 12/01/2051	4,060	3,058,693

50 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.50%, 11/01/2051	$5,000	$4,372,455
Iowa Tobacco Settlement Authority (Iowa Tobacco Settlement Authority) Series 2021-B Zero Coupon, 06/01/2065	28,905	4,320,676

		17,938,340

Kansas – 0.4%
City of Colby KS (Citizens Medical Center) Series 2024 5.50%, 07/01/2026	5,000	5,001,924
Overland Park Development Corp. (City of Overland Park KS) Series 2019 5.00%, 03/01/2037	1,000	1,029,363
5.00%, 03/01/2039	1,070	1,094,582
5.00%, 03/01/2044	655	656,796
5.00%, 03/01/2049	3,835	3,768,134

		11,550,799

Kentucky – 2.3%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 4.00%, 02/01/2038	745	731,812
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky Obligated Group) Series 2012 5.375%, 11/15/2042	7,765	6,683,384
5.50%, 11/15/2045	1,665	1,398,245
Series 2016-A 5.00%, 05/15/2046	4,500	3,709,303
5.00%, 05/15/2051	3,500	2,767,564
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2017-A 5.00%, 06/01/2037	4,045	4,075,247
5.25%, 06/01/2041	3,650	3,684,151
Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.75%, 11/15/2050	2,650	2,278,631
Kentucky Housing Corp. (Churchill Park LLLP) Series 2022-A 5.75%, 11/01/2040(a)	5,130	5,257,540
Series 2022-B 6.75%, 11/01/2040(a)	850	870,326

ABFunds.com	AB Municipal Income Fund 51

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Kentucky Public Energy Authority (Goldman Sachs Group) Series 2024-2 5.00%, 05/01/2055(a)(b)	$10,000	$10,616,649
Kentucky Public Energy Authority (Morgan Stanley) Series 2024-2 4.00%, 08/01/2052(a)(b)	10,000	10,169,750
Series 2025-2 5.25%, 06/01/2055(a)(b)	10,000	10,654,234
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2020-A 5.00%, 10/01/2038	370	388,607

		63,285,443

Louisiana – 0.8%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.25%, 11/15/2045	7,625	7,605,856
Louisiana Public Facilities Authority (Acadiana Renaissance Charter Academy) Series 2025 6.00%, 06/15/2045(a)	1,000	1,020,744
6.15%, 06/15/2055(a)	2,150	2,187,590
Louisiana Public Facilities Authority (Calcasieu Bridge Partners) Series 2024 5.00%, 09/01/2066	5,260	5,011,875
5.75%, 09/01/2064	5,500	5,716,849
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013-B 10.50%, 07/01/2039(d)(e)	7,250	72
Series 2014-A 8.375%, 07/01/2039(d)(e)	17,000	170
Louisiana Public Facilities Authority (Prerefunded - US Govt Agencies) Series 2016 5.00%, 05/15/2047	25	25,268
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(a)	1,055	1,147,820

		22,716,244

52 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Maryland – 2.1%
City of Westminster MD (Lutheran Village at Miller’s Grant) Series 2014-A 6.00%, 07/01/2034	$1,385	$1,386,044
6.125%, 07/01/2039	950	950,451
6.25%, 07/01/2044	2,600	2,600,513
Maryland Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group) Series 2021 5.00%, 01/01/2026	495	495,511
5.00%, 01/01/2027	430	437,552
5.00%, 01/01/2028	300	309,828
5.00%, 01/01/2029	290	303,514
5.00%, 01/01/2030	285	301,836
5.00%, 01/01/2036	1,790	1,886,993
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2022-2 5.00%, 05/01/2050(a)(b)	45,000	48,765,442

		57,437,684

Massachusetts – 1.7%
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2025-A 5.00%, 04/01/2055	10,000	10,498,800
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2025-B 5.25%, 07/01/2055	10,000	10,744,677
Massachusetts Development Finance Agency (Care Communities Obligated Group) Series 2025 6.50%, 07/15/2060(a)	3,630	3,629,854
Massachusetts Development Finance Agency (NewBridge on the Charles) Series 2017 5.00%, 10/01/2037(a)	1,000	1,010,477
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2036	2,700	2,736,465
Series 2024 8.50%, 10/01/2026	2,175	2,177,406

ABFunds.com	AB Municipal Income Fund 53

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Massachusetts Port Authority (Massachusetts Port Authority) Series 2025-2 5.00%, 07/01/2036(a)(b)	$4,500	$4,717,850
5.00%, 07/01/2037(a)(b)	4,000	4,178,012
5.00%, 07/01/2038(a)(b)	8,100	8,430,940

		48,124,481

Michigan – 0.5%
City of Detroit MI (City of Detroit MI) 4.813%, 06/15/2049(d)(e)	1,622	1,753,936
Series 2014-B 4.00%, 04/01/2044(h)	6,960	5,511,378
Michigan Finance Authority (Lawrence Technological University Obligated Group) Series 2022 4.00%, 02/01/2027	95	94,791
4.00%, 02/01/2032	285	282,116
4.00%, 02/01/2042	1,115	967,016
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-B Zero Coupon, 06/01/2065	18,000	1,838,414
Michigan Finance Authority (Prerefunded - US Treasuries) Series 2016 5.00%, 12/01/2045	45	45,474
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp/MI) Series 2008-C Zero Coupon, 06/01/2058	164,100	3,614,483

		14,107,608

Minnesota – 1.3%
City of Apple Valley MN (PHS Apple Valley Senior Housing) Series 2021 4.00%, 09/01/2061	870	653,732
City of Bloomington MN (City of Bloomington MN) Series 2024-A 6.18%, 07/01/2041(a)	2,570	2,536,263
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(a)(h)	5,000	5,161,394

54 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Brooklyn Park MN (Brooklyn Park AH II LLLP) Series 2024 6.26%, 07/01/2041(a)	$5,000	$4,963,887
City of Columbus MN (Adalyn Avenue LLLP) Series 2023 5.98%, 12/01/2041(a)	5,000	5,041,263
City of Fridley MN (Roers Fridley Apartments Owner II) Series 2023-A 5.75%, 06/01/2041(a)	3,060	3,176,966
City of Shakopee MN Senior Housing Revenue (Benedictine Living Community of Shakopee Obligated Group) Series 2025 5.875%, 11/01/2065	1,750	1,762,664
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.66%, 07/01/2041(a)	7,500	7,352,986
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041(f)	2,100	987,000
4.00%, 06/01/2051(f)	2,225	1,045,750
4.00%, 06/01/2056(f)	1,000	470,000
Washington County Community Development Agency (Raymie Johnson Estates) Series 2025 4.66%, 07/01/2027	1,000	1,000,983
6.08%, 07/01/2042	1,000	1,029,114

		35,182,002

Mississippi – 0.3%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029(d)(e)(f)	5,750	3,910,000
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2041(a)	1,000	837,408
5.00%, 10/01/2031(a)	2,850	2,968,346
Mississippi Hospital Equipment & Facilities Authority (Forrest County General Hospital) Series 2019 4.00%, 01/01/2037	250	250,794
5.00%, 01/01/2035	750	796,738

		8,763,286

ABFunds.com	AB Municipal Income Fund 55

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Missouri – 1.4%
Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2025-A 5.00%, 04/01/2040	$10,500	$12,185,712
I-470 Western Gateway Transportation Development District (I-470 Western Gateway Transportation Development District Sales Tax) Series 2019-A 5.25%, 12/01/2048(a)	5,000	5,003,212
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2021 2.00%, 11/15/2046(d)(e)	1,165	116
5.00%, 11/15/2046(d)(e)	2,610	991,736
Series 2021-A 10.00%, 11/15/2046(d)(e)	804	804,000
Series 2021-C 7.50%, 11/15/2037(d)(e)	643	643,000
Kansas City Industrial Development Authority (Platte Purchase Project) Series 2019 5.00%, 07/01/2040(a)	1,445	1,441,135
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2036	2,000	2,004,764
5.00%, 08/15/2046	5,585	5,118,951
5.00%, 08/15/2051	2,415	2,145,494
Series 2021-A 5.00%, 08/15/2056	4,910	4,292,957
Missouri Development Finance Board (Missouri Development Finance Board) Series 2025-A 6.50%, 06/15/2045(a)	2,340	2,319,321
Taney County Industrial Development Authority (Taney County Industrial Development Authority Lease) Series 2023 6.00%, 10/01/2049(a)	2,000	2,002,768

		38,953,166

Montana – 0.1%
County of Gallatin MT (Bozeman Fiber, Inc.) Series 2025 0.00%, 10/15/2055(a)(h)	4,245	3,561,923

56 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Nebraska – 0.3%
Central Plains Energy Project (Goldman Sachs Group) Series 2017-A 5.00%, 09/01/2042	$8,000	$8,588,244

Nevada – 0.6%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	8,500	1,384,757
Las Vegas Valley Water District (Las Vegas Valley Water District) Series 2025-A 5.25%, 06/01/2055	10,000	10,709,864
State of Nevada Department of Business & Industry (Desertxpress Enterprises) Series 2025 9.50%, 01/01/2065(a)	6,725	5,716,250
State of Nevada Department of Business & Industry (Fulcrum Sierra Holdings) Series 2018 6.95%, 02/15/2038(d)(e)(f)	1,465	15

		17,810,886

New Hampshire – 3.6%
National Finance Authority Affordable Housing Certificates Series 2024-1 (NFAAH 2024-1) Series 2024-1, Class A 4.15%, 10/20/2040	3,383	3,369,353
New Hampshire Business Finance Authority (ARC70 2025-1) Series 2025-1, Class A1 4.75%, 06/20/2041	2,856	2,946,028
Series 2025-1, Class A2 5.15%, 06/20/2041	999	1,042,817
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(a)	5,897	5,891,534
New Hampshire Business Finance Authority (Emberly & Canterra Creek Projects) Series 2024 5.375%, 12/01/2031(a)	956	954,421
New Hampshire Business Finance Authority (Greater Raleigh Area Christian Education) Series 2025 6.00%, 08/01/2065	1,590	1,602,527

ABFunds.com	AB Municipal Income Fund 57

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(a)	$748	$747,219
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 2025 5.875%, 11/01/2045	2,590	2,522,646
6.00%, 11/01/2055	6,990	6,618,307
10.00%, 05/01/2036	1,700	1,709,035
Series 2025-2 5.15%, 09/28/2037	3,510	3,556,589
Series 2025-A Zero Coupon, 02/01/2035(a)	4,662	2,589,071
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034	11,652	11,854,256
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036	16,229	16,504,522
Series 2022-1, Class X 0.35%, 09/20/2036(g)	10,515	201,373
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036	9,571	9,471,540
New Hampshire Business Finance Authority (NFA 2024-1) Series 2024-1, Class X 0.548%, 07/01/2051(g)	4,143	150,129
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class X 0.596%, 08/20/2039(g)	9,896	388,934
New Hampshire Business Finance Authority (NFA 2025-1) Series 2025 5.75%, 04/28/2042	2,350	2,454,790
5.875%, 12/15/2033(a)	3,484	3,448,532
Series 2025-1, Class A2 4.167%, 01/20/2041	1,491	1,400,046
New Hampshire Business Finance Authority (NFA 2025-3) Series 2025-3, Class A1 4.795%, 02/20/2041	1,060	1,106,738
Series 2025-3, Class A2 4.795%, 02/20/2041	3,000	3,011,033

58 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (Reworld Holding Corp.) Series 2020-B 3.75%, 07/01/2045(a)	$3,215	$2,643,430
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(a)	1,511	1,505,125
New Hampshire Business Finance Authority (The Highlands Project) Series 2024 5.125%, 12/15/2030	717	715,954
New Hampshire Health & Education Facilities Authority Act (Dartmouth Health Obligated Group) Series 2020-A 5.00%, 08/01/2059	10,920	11,335,214

		99,741,163

New Jersey – 3.2%
Essex County Improvement Authority (North Star Academy Charter School of Newark) Series 2020 4.00%, 07/15/2050(a)	1,000	851,527
New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.375%, 01/01/2035(a)	1,400	1,452,192
6.625%, 01/01/2045(a)	2,080	2,159,549
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034	9,780	9,796,414
New Jersey Economic Development Authority (Port Newark Container Terminal) Series 2017 5.00%, 10/01/2037	2,000	2,029,691
New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012-A 5.125%, 06/15/2043	7,515	7,514,605
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	2,925	2,928,795
Series 2014-B 5.625%, 11/15/2030	4,525	4,532,811

ABFunds.com	AB Municipal Income Fund 59

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2009-A Zero Coupon, 12/15/2039	$2,670	$1,542,249
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2025-C 5.00%, 01/01/2033	2,250	2,582,530
5.00%, 01/01/2034	6,000	6,957,476
5.00%, 01/01/2035	2,325	2,721,379
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-B 5.00%, 06/01/2046	44,815	43,504,999

		88,574,217

New York – 5.8%
Build NYC Resource Corp. (Albert Einstein College of Medicine) Series 2016 5.50%, 09/01/2045(a)	4,060	4,011,274
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2039(d)(e)	7,050	4,935,000
5.50%, 11/01/2044(d)(e)	2,875	2,012,500
Build NYC Resource Corp. (Zeta Charter Schools Obligated Group) Series 2025 5.375%, 10/15/2061(a)	2,000	1,976,150
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community) 5.00%, 01/01/2058(i)(j)	7,315	523,613
New York City Housing Development Corp. (New York City Housing Development) Series 2020 2.55%, 08/01/2040	1,355	1,054,920
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2025 5.00%, 05/01/2050	10,000	10,378,282
New York Counties Tobacco Trust V (New York Counties Tobacco Trust V) Series 2005 Zero Coupon, 06/01/2050	51,990	7,903,691

60 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(a)	$6,690	$6,689,983
7.25%, 11/15/2044(a)	1,705	1,706,252
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2025-C 5.25%, 03/15/2050	2,000	2,133,536
New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 5.50%, 12/31/2060	6,000	6,128,422
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.375%, 06/30/2060	5,500	5,516,650
6.00%, 06/30/2054	2,500	2,599,288
Series 2024 5.00%, 06/30/2060	2,000	1,935,835
5.50%, 06/30/2054	11,925	12,093,616
Series 2025 6.00%, 06/30/2059	5,000	5,312,687
AG Series 2023 5.00%, 06/30/2049	2,000	2,014,720
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2041	17,110	17,111,328
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 6.00%, 12/01/2053	4,000	4,060,274
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2022-2 5.25%, 05/15/2052(a)(b)	5,000	5,217,574
5.25%, 05/15/2057(a)(b)	10,000	10,432,112
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2022-2 5.50%, 11/15/2057(a)(b)	10,000	10,701,237
Triborough Bridge & Tunnel Authority Sales Tax Revenue (Triborough Bridge & Tunnel Authority Sales Tax Revenue) Series 2024-A 5.25%, 05/15/2059	10,000	10,528,484

ABFunds.com	AB Municipal Income Fund 61

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

TSASC, Inc./NY (TSASC, Inc./NY) Series 2016 5.00%, 06/01/2045	$2,500	$2,220,156
5.00%, 06/01/2048	3,550	3,122,744
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	4,270	4,270,381
5.25%, 09/15/2042	1,795	1,747,583
5.25%, 09/15/2047	3,080	2,868,995
5.25%, 09/15/2053	6,635	6,017,725
Ulster County Capital Resource Corp. (Woodland Pond Obligated Group) Series 2025 5.875%, 09/15/2059(a)	1,000	989,142
Western Regional Off-Track Betting Corp. (Western Regional Off-Track Betting) Series 2021 4.125%, 12/01/2041(a)	1,650	1,497,361

		159,711,515

North Carolina – 0.3%
Fayetteville State University (Fayetteville State University) Series 2023 5.00%, 04/01/2033(a)	710	783,555
5.00%, 04/01/2035(a)	830	921,574
5.00%, 04/01/2039(a)	1,120	1,213,019
5.00%, 04/01/2041(a)	1,290	1,380,717
5.00%, 04/01/2043(a)	1,480	1,562,111
North Carolina Turnpike Authority (North Carolina Turnpike Authority) AG Series 2024 Zero Coupon, 01/01/2051	3,000	897,823
Zero Coupon, 01/01/2052	2,000	566,761
Zero Coupon, 01/01/2053	1,000	268,681

		7,594,241

Ohio – 1.8%
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-B Zero Coupon, 06/01/2057	46,605	4,082,356
5.00%, 06/01/2055	23,975	20,188,439
City of Middleburg Heights OH (Southwest General Health Center Obligated Group) Series 2021 5.00%, 08/01/2033	800	854,342

62 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2042	$5	$5,000
County of Franklin OH (First Community Village Obligated Group) Series 2019 5.00%, 07/01/2049	2,635	2,438,370
County of Marion OH (United Church Homes Obligated Group) Series 2019 5.125%, 12/01/2049	690	523,355
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(d)(e)(f)(i)(j)	4,140	49,055
County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 6.625%, 12/01/2042	1,000	1,061,984
6.75%, 12/01/2052	8,550	8,857,785
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(a)	3,700	3,066,439
Series 2023 5.00%, 12/01/2053(a)	2,000	2,049,406
Port of Greater Cincinnati Development Authority (IDEA Greater Cincinnati) Series 2021 4.375%, 06/15/2056	1,000	993,612
Toledo-Lucas County Port Authority (ParkUToledo, Inc.) Series 2021 4.00%, 01/01/2057	7,065	5,744,887

		49,915,030

Oklahoma – 1.6%
Norman Regional Hospital Authority (Norman Regional Hospital Authority Obligated Group) Series 2019 3.25%, 09/01/2038	3,295	2,291,828
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2033	3,165	3,255,159
5.50%, 08/15/2052	3,000	3,011,663
5.50%, 08/15/2057	11,290	11,311,384
Series 2022-A 5.50%, 08/15/2044	10,000	10,100,836

ABFunds.com	AB Municipal Income Fund 63

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2025-B 5.00%, 01/01/2037	$5,340	$6,224,559
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2035	4,255	4,906,517
6.25%, 12/01/2040	2,000	2,245,092

		43,347,038

Oregon – 0.6%
Clackamas County Hospital Facility Authority (Rose Villa Obligated Group) Series 2020-A 5.25%, 11/15/2050	1,000	969,153
Multnomah County School District No. 40 (Multnomah County School District No. 40) Series 2023-A Zero Coupon, 06/15/2051	10,000	2,743,853
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2025-2 5.25%, 07/01/2040(a)(b)	10,605	11,691,051
Umatilla County School District No. 6R Umatilla (Umatilla County School District No. 6R Umatilla) Series 2023-B Zero Coupon, 06/15/2053	3,000	755,885

		16,159,942

Pennsylvania – 2.6%
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 5.00%, 06/30/2039	5,710	5,139,247
7.00%, 06/30/2039	5,710	4,627,007
8.00%, 06/30/2034	1,360	1,368,881
Series 2024-A 6.00%, 06/30/2034	640	688,600
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2051	5,000	4,193,804
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.625%, 10/15/2042(a)	2,750	2,731,639

64 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046	$7,950	$7,973,224
6.00%, 06/01/2051	3,715	3,721,500
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032	1,000	1,016,790
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040	1,000	939,890
5.00%, 03/01/2045	500	431,971
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) AG Series 2022 5.75%, 12/31/2062	4,000	4,247,216
Pennsylvania Economic Development Financing Authority (Iron Cumberland LLC) Series 2022 7.00%, 12/01/2029	7,210	7,204,835
Pennsylvania Economic Development Financing Authority (Noble Environmental, Inc.) Series 2025 6.875%, 09/01/2047(a)	2,000	2,078,387
Pennsylvania Economic Development Financing Authority (Reworld Holding Corp.) Series 2019 3.25%, 08/01/2039(a)	1,640	1,320,963
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action) Series 2015-A 6.375%, 06/01/2040	1,300	1,300,123
6.50%, 06/01/2045	2,390	2,389,876
6.625%, 06/01/2050	3,870	3,869,662
Philadelphia Authority for Industrial Development (Philadelphia Electrical & Technology Charter High School) Series 2021 4.00%, 06/01/2051	3,650	2,837,104

ABFunds.com	AB Municipal Income Fund 65

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Scranton-Lackawanna Health & Welfare Authority (Community Development Properties Scranton) Series 2025 6.25%, 08/01/2053(a)	$11,900	$12,075,025
7.75%, 08/01/2060(a)	2,350	2,475,783

		72,631,527

Puerto Rico – 8.2%
Children’s Trust Fund (Children’s Trust Fund) Series 2008-B Zero Coupon, 05/15/2057	345,000	10,397,265
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A Zero Coupon, 07/01/2033	21,858	15,732,858
Series 2022-A Zero Coupon, 11/01/2051	4,922	2,866,928
0.00%, 11/01/2051	37,300	11,230,750
5.069%, 11/01/2051	12,247	7,991,121
Series 2022-C Zero Coupon, 11/01/2043	22,422	14,350,299
GDB Debt Recovery Authority of Puerto Rico (GDB Debt Recovery Authority of Puerto Rico) Series 2018 7.50%, 08/20/2040	3,008	2,925,038
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2047(a)	5,500	5,406,492
Series 2021-B 5.00%, 07/01/2028(a)	2,550	2,610,584
5.00%, 07/01/2029(a)	3,850	3,980,101
5.00%, 07/01/2033(a)	2,835	2,960,938
5.00%, 07/01/2037(a)	2,530	2,616,861
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) Series 2007-T 5.00%, 07/01/2032(d)(e)	7,425	4,937,625
5.00%, 07/01/2037(d)(e)	10,045	6,679,925
Series 2008-W 5.00%, 07/01/2028(d)(e)	7,285	4,844,525
Series 2008WW 5.375%, 07/01/2024(d)(k)	3,700	2,460,500
Series 2010-A 5.25%, 07/01/2029(d)(e)	2,370	1,576,050
5.25%, 07/01/2030(d)(e)	390	259,350

66 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2010-C 5.00%, 07/01/2024(d)(k)	$1,530	$1,017,450
5.25%, 07/01/2027(d)(e)	2,550	1,695,750
5.25%, 07/01/2028(d)(e)	5,255	3,494,575
Series 2010-X 5.25%, 07/01/2027(d)(e)	3,725	2,477,125
5.25%, 07/01/2040(d)(e)	10,035	6,673,275
5.75%, 07/01/2036(d)(e)	2,280	1,516,200
Series 2010DDD 5.00%, 07/01/2020(d)(k)	1,660	1,103,900
5.00%, 07/01/2021(d)(k)	920	611,800
5.00%, 07/01/2022(d)(k)	610	405,650
Series 2010ZZ 5.25%, 07/01/2018(d)(k)	2,500	1,662,500
5.25%, 07/01/2019(d)(k)	1,715	1,140,475
5.25%, 07/01/2022(d)(k)	1,565	1,040,725
5.25%, 07/01/2024(d)(k)	1,570	1,044,050
5.25%, 07/01/2025(d)(k)	440	292,600
Series 2012-A 5.00%, 07/01/2029(d)(e)	3,345	2,224,425
5.00%, 07/01/2042(d)(e)	1,000	665,000
5.05%, 07/01/2042(d)(e)	2,000	1,330,000
Series 2013-A 7.00%, 07/01/2033(d)(e)	2,200	1,463,000
7.00%, 07/01/2040(d)(e)	575	382,375
AG Series 2007-V 5.25%, 07/01/2031	14,090	14,361,738
NATL Series 2007-V 5.25%, 07/01/2029	245	246,906
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	1,346	1,338,356
6.625%, 01/01/2028	10,263	10,188,319
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	2,000	2,259,070
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2027	274	259,689
Zero Coupon, 07/01/2029	1,519	1,344,920
Zero Coupon, 07/01/2046	57,388	19,468,868
Zero Coupon, 07/01/2051	40,000	9,917,616

ABFunds.com	AB Municipal Income Fund 67

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2019-A 4.329%, 07/01/2040	$21,675	$21,103,094
4.55%, 07/01/2040	2,637	2,626,149
5.00%, 07/01/2058	10,000	9,726,140

		226,908,950

South Carolina – 1.5%
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 5.26%, 11/01/2032	385	384,811
5.41%, 11/01/2039	7,515	7,329,967
6.28%, 11/01/2039	330	322,286
Greenville Housing Authority/SC (Victor Verdae Apartments) Series 2023 6.16%, 05/01/2063(a)	5,000	4,542,138
Last Step Recycling LLC (Last Step Recycling LLC) 9.50%, 12/15/2028(f)(i)(j)(l)	2,364	2,363,805
South Carolina Jobs-Economic Development Authority (Connexion Communities Obligated Group) Series 2025 6.75%, 10/15/2060(a)	6,205	6,226,843
South Carolina Jobs-Economic Development Authority (FAH Pelham LLC) Series 2023 10.00%, 08/01/2039(a)	185	175,791
Series 2023-A 6.50%, 02/01/2056(a)	5,305	5,432,039
Series 2023-B 7.50%, 08/01/2047(a)	2,200	2,193,893
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(d)(e)(f)	3,115	342,650
6.50%, 06/01/2051(d)(e)(f)	3,175	349,250
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.00%, 11/01/2042	1,000	961,032
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments) Series 2022 0.00%, 06/01/2052(h)	6,135	4,577,076

68 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

South Carolina Jobs-Economic Development Authority (Rolling Green Village) Series 2025 5.75%, 12/01/2060	$4,955	$4,925,995
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2022 3.00%, 12/01/2043	1,606	1,230,003

		41,357,579

South Dakota – 0.2%
County of Lincoln SD (Augustana College Association/SD) Series 2021 4.00%, 08/01/2041	1,000	908,607
4.00%, 08/01/2051	3,620	2,981,114
South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039	1,500	1,545,284

		5,435,005

Tennessee – 1.3%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.125%, 12/01/2042(a)	19,305	18,247,180
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(f)	2,350	2,319,287
9.50%, 11/01/2052(f)	6,860	6,577,030
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018 7.50%, 04/01/2049(d)(e)(f)	100	10
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(d)(e)(f)(i)(j)	3,544	42,000
Shelby County Health Educational & Housing Facilities Board (Village at Germantown) Series 2014 5.25%, 12/01/2044	1,075	989,221
5.25%, 12/01/2049	3,250	2,868,541

ABFunds.com	AB Municipal Income Fund 69

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039	$5,725	$4,564,133

		35,607,402

Texas – 7.9%
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools) Series 2025 5.75%, 06/15/2055(a)	1,200	1,211,935
5.875%, 06/15/2065(a)	1,200	1,214,842
Arlington Higher Education Finance Corp. (Magellan School/The) Series 2022 6.25%, 06/01/2052(a)	1,100	1,111,400
6.375%, 06/01/2062(a)	3,500	3,534,286
Arlington Higher Education Finance Corp. (Uplift Education) Series 2016-A 5.00%, 12/01/2046	2,175	2,166,325
Baytown Municipal Development District (Baytown Municipal Development District Baytown Convention Center Hotel Revenue Hotel Occupancy Tax) Series 2021 5.00%, 10/01/2050(a)	6,205	5,154,129
Board of Managers Joint Guadalupe County-City of Seguin Hospital (Board of Managers Joint Guadalupe County-City of Seguin Hospital) Series 2015 5.00%, 12/01/2040	1,500	1,499,925
5.00%, 12/01/2045	1,000	947,441
Board of Regents of the University of Texas System (Board of Regents of the University of Texas System) Series 2025-B 5.00%, 08/15/2051	10,000	10,646,819
Brazoria County Industrial Development Corp. (Brazoria County Industrial Development) 10.00%, 06/01/2042(d)(e)(f)(i)(j)	7,968	797
12.00%, 06/01/2043(d)(e)(f)(i)(j)	937	94
City of Dallas Housing Finance Corp. (DHFC The Briscoe Apartments) Series 2022 Zero Coupon, 12/01/2062(a)	69,315	4,451,832
6.00%, 12/01/2062	8,080	7,473,569

70 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Dallas Housing Finance Corp. (DHFC The Dylan Apartments) Series 2022 6.00%, 12/01/2062(a)	$3,460	$3,147,086
6.25%, 12/01/2054(a)	1,400	1,220,659
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2040	4,715	4,717,822
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	10,540	10,551,654
Series 2024-B 5.50%, 07/15/2038	3,520	3,807,393
City of San Antonio TX Electric & Gas Systems Revenue (City of San Antonio TX Electric & Gas Systems Revenue) Series 2024-E 5.25%, 02/01/2049	10,000	10,617,339
Clifton Higher Education Finance Corp. (Valor Texas Education Foundation) Series 2023-A 6.00%, 06/15/2048(a)	1,000	949,129
6.25%, 06/15/2053(a)	2,000	1,924,853
Conroe Local Government Corp. (Conroe Local Govt Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2046	1,160	1,069,189
Dallas County Flood Control District No. 1 (Dallas County Flood Control District No. 1) Series 2015 5.00%, 04/01/2032(a)	2,000	2,000,351
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2025-A 5.00%, 11/01/2036	10,000	11,089,662
El Paso County Hospital District (El Paso County Hospital District) Series 2017 5.00%, 08/15/2033	3,940	4,019,788
Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-A Zero Coupon, 12/01/2054	1,585	331,487

ABFunds.com	AB Municipal Income Fund 71

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2022-B Zero Coupon, 12/01/2043	$2,965	$1,180,061
Zero Coupon, 12/01/2046	1,000	326,687
Zero Coupon, 12/01/2055	5,000	945,543
Zero Coupon, 12/01/2056	3,325	594,831
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	9,335	9,361,620
New Hope Cultural Education Facilities Finance Corp. (Bella Vida Forefront Living Obligated Group) Series 2025 4.25%, 10/01/2030	1,000	1,002,802
New Hope Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes Obligated Group) Series 2025 5.375%, 01/01/2055	2,000	1,978,120
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) Series 2023 0.00%, 12/31/2030(d)(e)	736	494,288
7.25%, 12/31/2030(d)(e)	4,145	4,061,087
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community Obligated Group) Series 2021 2.00%, 11/16/2061(d)(e)(h)	9,781	4,205,852
7.50%, 11/15/2036(d)(e)	2,265	2,265,000
7.50%, 11/15/2037(d)(e)	365	365,000
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(f)	7,610	7,609,061
New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park Obligated Group) Series 2018-A 5.50%, 07/01/2054	3,000	2,506,206
Series 2025 6.75%, 07/01/2044	2,190	2,242,410
7.125%, 07/01/2056	1,000	1,019,065
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village) Series 2017 5.00%, 01/01/2042	7,485	7,467,674

72 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	$1,680	$1,409,804
Series 2022 4.00%, 01/01/2047	1,300	985,809
4.25%, 01/01/2057	5,000	3,599,267
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven Forefront Living Obligated Group) Series 2022 6.875%, 10/01/2057	5,000	5,057,844
New Hope Cultural Education Facilities Finance Corp. (Prerefunded - US Treasuries) Series 2017 5.00%, 01/01/2037	2,285	2,311,991
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 6.25%, 07/01/2045(a)	3,000	2,869,309
6.50%, 07/01/2056(a)	3,920	3,721,372
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes Obligated Group) Series 2019 5.00%, 01/01/2055	2,200	1,976,657
Newark Higher Education Finance Corp. (TLC Academy) Series 2021-A 4.00%, 08/15/2051	1,275	1,008,231
4.00%, 08/15/2056	1,380	1,059,504
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 5.00%, 01/01/2039(a)	2,315	2,271,820
5.125%, 01/01/2044(a)	3,000	2,919,853
5.25%, 01/01/2054(a)	2,000	1,917,181
10.00%, 07/01/2026(a)	2,000	2,007,382
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2024-A 5.75%, 12/01/2054	12,026	10,370,149

ABFunds.com	AB Municipal Income Fund 73

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Tarrant County Cultural Education Facilities Finance Corp. (Tarrant County Cultural Education Facilities Finance) 5.00%, 11/15/2036(d)(e)(i)(j)	$920	$	– 0	–
5.00%, 11/15/2045(d)(e)(i)(j)	2,115		– 0	–
5.25%, 11/15/2047(d)(e)(i)(j)	678		– 0	–
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-2 5.50%, 01/01/2054(a)(b)	10,895		11,667,815
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2025-2
5.00%, 01/01/2055(a)(b)	10,000		11,025,785
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2023 5.50%, 12/31/2058	10,000		10,422,003

			219,086,889

Utah – 1.4%
Black Desert Public Infrastructure District (Black Desert Public Infrastructure District Black Desert Assessment Area No. 1) Series 2024 5.625%, 12/01/2053(a)	2,200		2,224,248
County of Utah UT (Intermountain Healthcare Obligated Group) Series 2022-2 5.00%, 05/15/2043(a)(b)	5,000		5,210,932
5.00%, 05/15/2050(a)(b)	8,000		8,210,269
Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(a)	3,000		2,947,029
Grapevine Wash Local District (Grapevine Wash Local District Residential Facilities Fee Revenue) Series 2024-A 6.00%, 03/01/2055(a)	2,000		1,886,076
MIDA Mountain Veterans Program Public Infrastructure District (MIDA Mountain Veterans Program Public Infrastructure District) Series 2024 5.20%, 06/01/2054(a)	1,000		996,068

74 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Mida Mountain Village Public Infrastructure District (Military Installation Development Auth Military Recreation Fac Project Area) Series 2024-1 5.125%, 06/15/2054(a)	$1,000	$996,688
Series 2024-2 6.00%, 06/15/2054(a)	1,000	1,030,066
Military Installation Development Authority (Military Installation Development Auth Military Recreation Fac Project Area) Series 2021-A 4.00%, 06/01/2052	3,000	2,522,612
Point Phase 1 Public Infrastructure District No. 1 (Point Phase 1 Public Infrastructure District No. 1) Series 2025 8.50%, 03/15/2055	2,200	2,229,871
Series 2025-A 0.00%, 03/01/2055(h)	1,250	1,005,809
5.875%, 03/01/2045	1,000	1,033,337
6.125%, 03/01/2055	1,820	1,898,426
Utah Housing Corp. (255 State 4 LLC) Series 2020 4.58%, 01/01/2040(a)(h)	3,173	2,762,512
Wakara Ridge Public Infrastructure District (Wakara Ridge Public Infrastructure District Wakara Ridge Assessment Area) Series 2025 5.625%, 12/01/2054(a)	1,000	1,024,134
Wohali Public Infrastructure District No. 1 (Wohali Public Infrastructure District No. 1 Assessment Area No. 1) Series 2023 7.00%, 12/01/2042(a)	2,000	1,642,018
Wolf Creek Infrastructure Financing District No. 1 (Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1) Series 2025 5.75%, 12/01/2044	1,900	1,943,880

		39,563,975

Vermont – 0.0%
Vermont Educational & Health Buildings Financing Agency (St. Michael’s College) Series 2023 5.50%, 10/01/2043(a)	1,500	1,377,442

ABFunds.com	AB Municipal Income Fund 75

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Virginia – 2.3%
Atlantic Park Community Development Authority (Atlantic Park Community Development Authority District) Series 2023 6.25%, 08/01/2045(a)	$6,410	$6,124,932
Powhatan County Economic Development Authority (Powhatan County Economic Development Authority) Series 2025 6.125%, 09/01/2060(a)	1,700	1,662,521
Richmond Redevelopment & Housing Authority (American Tobacco Holdings) Series 2017 5.55%, 01/01/2037(a)	1,230	1,206,586
Tobacco Settlement Financing Corp./VA (Tobacco Settlement Financing Corp./VA) Series 2007-B1 5.00%, 06/01/2047	28,805	23,873,175
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	6,700	5,994,778
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(a)	4,000	3,035,358
Series 2015-A 5.00%, 07/01/2035(a)	1,200	1,025,373
5.00%, 07/01/2045(a)	3,110	2,359,991
Virginia Small Business Financing Authority (P3 VB Holdings LLC) Series 2023 8.50%, 12/01/2052(a)	4,465	4,291,490
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.50%, 06/01/2042(d)(e)(f)	10,000	8,000,000
8.552% (SOFR + 5.50%), 06/01/2029(d)(e)(f)(m)	8,500	6,800,000

		64,374,204

Washington – 2.1%
Grays Harbor County Public Hospital District No. 1 (Grays Harbor County Public Hospital District No. 1) Series 2023 6.875%, 12/01/2053	1,000	1,107,121

76 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

King County Public Hospital District No. 4 (King County Public Hospital District No. 4) Series 2015-A 5.00%, 12/01/2038	$5,700	$5,700,518
Series 2025 6.625%, 12/01/2045	1,000	1,012,402
7.00%, 12/01/2060	5,665	5,808,069
Port of Seattle WA (Port of Seattle WA) Series 2020-2 5.00%, 04/01/2044(a)(b)	10,000	10,169,962
Vancouver Housing Authority (Vancouver Housing Authority) Series 2025 4.25%, 02/01/2038	3,970	4,073,268
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2021 3.00%, 12/01/2035(a)	440	415,661
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group) Series 2017-B 5.00%, 07/01/2033	2,835	2,901,943
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016 4.00%, 01/01/2026(a)	810	809,826
5.00%, 01/01/2036(a)	2,200	2,212,593
5.00%, 01/01/2046(a)	4,425	4,188,821
Series 2019-A 5.00%, 01/01/2044(a)	440	425,504
5.00%, 01/01/2049(a)	1,000	929,751
Washington State Housing Finance Commission (Riverview Retirement Community Obligated Group) Series 2012 5.00%, 01/01/2048	5,000	4,624,070
Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 6.375%, 07/01/2063(a)	2,960	3,205,642
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	9,447	9,171,714
Series 2021-1, Class X 0.727%, 12/20/2035(g)	7,446	283,434

ABFunds.com	AB Municipal Income Fund 77

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.221%, 03/01/2050	$1,291	$1,264,799

		58,305,098

West Virginia – 0.5%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.50%, 06/01/2050(a)	1,000	799,466
County of Monongalia WV (Monongalia County Building Commission Development District No. 4) Series 2023 5.00%, 06/01/2033(a)	395	412,542
6.00%, 06/01/2053(a)	875	921,528
Monongalia County Commission Excise Tax District (Monongalia County Commission Excise Tax District) Series 2021-A 4.125%, 06/01/2043(a)	2,075	1,836,518
Series 2023 0.00%, 06/01/2053(a)(h)	5,070	1,134,340
7.00%, 06/01/2043(a)	430	451,019
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(f)	8,000	7,200,000

		12,755,413

Wisconsin – 8.0%
KDC Agribusiness LLC 12.00%, 09/14/2023(d)(i)(j)(k)	3,409	– 0	–
St. Croix Chippewa Indians of Wisconsin (St. Croix Chippewa Indians of Wisconsin) Series 2021 5.00%, 09/30/2041(a)	6,175	5,669,650
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(a)	2,000	1,993,026
Wisconsin Center District (Wisconsin Center District) AG Series 2020-D Zero Coupon, 12/15/2050	44,075	13,442,492
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.00%, 07/01/2035	1,000	1,020,187

78 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.875%, 07/01/2055	$1,675	$1,680,485
Series 2025 6.625%, 07/01/2060	2,000	2,085,602
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2047	2,400	1,995,328
4.00%, 01/01/2057	1,000	776,603
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner) Series 2022 4.625%, 03/15/2040(a)	1,605	1,435,368
Series 2022-A 3.875%, 12/01/2039(a)	7,370	6,572,559
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 5.00%, 06/01/2040(a)	750	687,403
Wisconsin Public Finance Authority (Absolute Awakenings) Series 2025-A 7.00%, 01/01/2045(a)	1,000	1,075,372
7.25%, 01/01/2061(a)	2,710	2,914,557
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(a)	5,000	2,304,707
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	8,770	8,074,131
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(f)	27,000	25,227,612
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052	7,250	7,267,552
5.75%, 02/01/2052(a)	8,500	8,674,695
6.00%, 02/01/2062(a)	7,850	8,076,628
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053(f)	5,500	5,523,109
8.125%, 07/01/2058(f)	5,500	5,530,502

ABFunds.com	AB Municipal Income Fund 79

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(a)	$6,975	$6,309,203
6.625%, 02/01/2046(a)	4,750	3,902,160
Wisconsin Public Finance Authority (Foundation Academy Charter School A NJ Nonprofit) Series 2024 4.75%, 07/01/2045(a)	1,800	1,636,907
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2047	1,000	933,127
Wisconsin Public Finance Authority (Heritage Bend Project) Series 2025 Zero Coupon, 12/15/2042(a)	13,360	4,078,148
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023(d)(f)(i)(j)(k)	7,500	– 0	–
Series 2023 15.00%, 04/30/2023(d)(f)(i)(j)(k)	1,815	18
Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031	3,404	2,385,623
Wisconsin Public Finance Authority (Lehigh Valley Health Network) Series 2023 6.625%, 12/01/2032(a)	1,000	1,012,144
7.25%, 12/01/2042(a)	2,370	2,429,843
7.50%, 12/01/2052(a)	2,060	2,128,775
Wisconsin Public Finance Authority (McLemore Resort Manager) Series 2021 4.50%, 06/01/2056(a)	6,640	4,648,000
Wisconsin Public Finance Authority (Montgomery County Municipal Utility District Nos 123 & 153) Series 2024 Zero Coupon, 12/15/2034(a)	2,000	1,169,283
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(a)	1,022	777,844

80 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Prerefunded - US Treasuries) Series 2020 5.00%, 04/01/2050(a)	$40	$43,589
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.75%, 07/01/2049	4,475	4,682,206
5.75%, 07/01/2054	1,000	1,040,686
Wisconsin Public Finance Authority (QCF Behavioral Hospitals I Obligated Group) Series 2024 7.50%, 07/01/2059(a)	3,000	3,377,478
Wisconsin Public Finance Authority (RBS Evolution LLC) Series 2023 10.00%, 11/01/2038(a)	6,000	6,730,214
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(a)	16,500	11,642,356
Series 2022 4.00%, 06/01/2049(a)	3,970	2,946,954
Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015-A 5.00%, 09/01/2038(a)	1,725	1,725,460
Wisconsin Public Finance Authority (Signorelli Projects) Series 2024 5.375%, 12/15/2032(a)	872	869,763
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(a)	3,540	3,595,287
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 5.75%, 06/30/2060	10,000	10,393,182
6.50%, 06/30/2060	2,000	2,209,626
6.50%, 12/31/2065	3,000	3,316,835
Series 2025-2 5.75%, 12/31/2065(a)(b)	10,000	10,370,285
Wisconsin Public Finance Authority (Triad Math & Science Academy) Series 2025 5.25%, 06/15/2065	1,200	1,146,127

ABFunds.com	AB Municipal Income Fund 81

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2039(a)	$5,095	$5,189,285
Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2041(a)	2,500	2,294,994
4.00%, 12/01/2051(a)	1,500	1,245,028
Wisconsin Public Finance Authority (West 44th Avenue) Series 2025 5.00%, 01/01/2061	5,040	4,924,681
Wisconsin Public Finance Authority (WFCS Holdings II LLC) Series 2021-A1 5.00%, 01/01/2056(a)	1,150	969,579

		222,152,258

Total Long-Term Municipal Bonds (cost $3,315,339,389)		3,058,045,552

Short-Term Municipal Notes – 0.0%
Pennsylvania – 0.0%
Scranton-Lackawanna Health & Welfare Authority (Community Development Properties Scranton) Series 2025 6.25%, 08/01/2026(a) (cost $185,000)	185	185,259

Total Municipal Obligations (cost $3,315,524,389)		3,058,230,811

CORPORATES - NON-INVESTMENT GRADE – 0.6%
Financial Institutions – 0.1%
REITs – 0.1%
Bridgewater Castle Rock ALF LLC 9.50%, 12/31/2025(i)(j)	2,545	2,545,000

Industrial – 0.5%
Communications - Media – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a)	7,730	6,557,359

Consumer Cyclical - Entertainment – 0.3%
Wild Rivers Water Park 8.50%, 11/01/2051(i)	13,775	8,615,600

82 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Services – 0.0%
Trousdale Issuer LLC Series A 6.50%, 04/01/2025(d)(i)(j)(k)	$4,179	$49,909

		15,222,868

Total Corporates - Non-Investment Grade (cost $25,108,763)		17,767,868

CORPORATES - INVESTMENT GRADE – 0.2%
Financial Institutions – 0.2%
Banking – 0.2%
Citigroup, Inc. Series Z 7.375%, 05/15/2028(n) (cost $6,136,198)	6,300	6,485,913

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.2%
Agency CMBS – 0.1%
California Housing Finance Agency Series 2021-3, Class X 0.793%, 08/20/2036(g)	13,361	592,939
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2022-ML13, Class XCA 0.965%, 07/25/2036(g)	6,369	344,216
Series 2022-ML13, Class XUS 1.005%, 09/25/2036(g)	11,373	769,251

		1,706,406

Non-Agency Fixed Rate CMBS – 0.1%
New Hampshire Business Finance Authority Series 2022-2, Class X 0.691%, 10/01/2036(g)	9,571	400,819
Washington State Housing Finance Commission Series 2023-1, Class X 1.495%, 04/20/2037(g)	19,594	1,907,185

		2,308,004

Total Commercial Mortgage-Backed Securities (cost $3,946,028)		4,014,410

	Shares
PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Guayama Holdings 0.00%(d)(i)(j) (cost $4,015,812)	225,721	656,848

ABFunds.com	AB Municipal Income Fund 83

PORTFOLIO OF INVESTMENTS (continued)

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.82%(o)(p)(q) (cost $1,801,803)	1,801,803	$1,801,803

Total Investments – 111.3% (cost $3,356,532,993)		3,088,957,653
Other assets less liabilities – (11.3)%		(312,571,780)

Net Assets – 100.0%		$2,776,385,873

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 45, 5 Year Index, 12/20/2030*	(5.00)%	Quarterly	3.23%	USD	171,630	$(14,437,236)	$(12,415,874)	$(2,021,362)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Appreciation Unrealized (Depreciation)
USD	126,000	10/15/2029	2.569%	CPI#	Maturity	$(321,261)	$	– 0	–	$(321,261)
USD	124,000	10/15/2029	2.485%	CPI#	Maturity	189,777		– 0	–	189,777

						$(131,484)	$	– 0	–	$(131,484)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

84 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	100,700	01/15/2027	1 Day SOFR	3.528%	Annual	$(625,184)	$	– 0	–	$(625,184)
USD	9,000	04/30/2030	1 Day SOFR	3.075%	Annual	(143,033)		– 0	–	(143,033)
USD	68,800	10/15/2030	1 Day SOFR	4.082%	Annual	2,406,380		– 0	–	2,406,380
USD	34,700	10/15/2030	1 Day SOFR	4.092%	Annual	1,228,931		– 0	–	1,228,931
USD	69,100	12/03/2031	1 Day SOFR	4.088%	Annual	2,547,037		– 0	–	2,547,037
USD	77,500	03/12/2032	1 Day SOFR	3.772%	Annual	1,482,164		– 0	–	1,482,164
USD	16,300	02/15/2035	3.603%	1 Day SOFR	Annual	23,933		(1,177)		25,110
USD	15,000	02/15/2041	1 Day SOFR	2.832%	Annual	(1,972,197)		– 0	–	(1,972,197)

						$4,948,031		$(1,177)		$4,949,208

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Bank of America NA	USD	10,000	03/12/2026	MMD 10 Year^	3.350%	Maturity	$509,822	$	– 0	–	$509,822
Bank of America NA	USD	10,000	05/06/2026	MMD 10 Year^	3.660%	Maturity	765,974		– 0	–	765,974
Bank of America NA	USD	15,000	06/25/2026	MMD 10 Year^	3.570%	Maturity	952,780		– 0	–	952,780
Bank of America NA	USD	10,000	08/10/2026	MMD 10 Year^	3.580%	Maturity	607,174		– 0	–	607,174
Bank of America NA	USD	20,000	09/18/2026	MMD 5 Year^	2.480%	Maturity	(94,499)		– 0	–	(94,499)
Citibank NA	USD	21,490	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	1,072,046		– 0	–	1,072,046
JPMorgan Chase Bank NA	USD	10,000	03/16/2026	MMD 10 Year^	3.460%	Maturity	613,491		– 0	–	613,491
JPMorgan Chase Bank NA	USD	10,000	04/23/2026	MMD 10 Year^	3.840%	Maturity	954,942		– 0	–	954,942
JPMorgan Chase Bank NA	USD	8,000	06/04/2026	MMD 10 Year^	3.690%	Maturity	615,662		– 0	–	615,662
Morgan Stanley Capital Services LLC	USD	20,000	12/19/2025	MMD 10 Year^	3.300%	Maturity	1,069,110		– 0	–	1,069,110
Morgan Stanley Capital Services LLC	USD	10,000	03/12/2026	MMD 10 Year^	3.350%	Maturity	509,822		– 0	–	509,822
Morgan Stanley Capital Services LLC	USD	20,000	03/26/2026	MMD 10 Year^	3.640%	Maturity	1,567,348		– 0	–	1,567,348
Morgan Stanley Capital Services LLC	USD	20,000	04/13/2026	MMD 10 Year^	3.890%	Maturity	2,024,337		– 0	–	2,024,337
Morgan Stanley Capital Services LLC	USD	10,000	05/29/2026	MMD 10 Year^	3.660%	Maturity	744,992		– 0	–	744,992

ABFunds.com	AB Municipal Income Fund 85

PORTFOLIO OF INVESTMENTS (continued)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	USD	10,000	07/13/2026	MMD 5 Year^	2.930%	Maturity	$192,315	$	– 0	–	$192,315
Royal Bank of Canada	USD	20,000	10/13/2026	MMD 5 Year^	2.610%	Maturity	14,246		– 0	–	14,246

							$12,119,562	$	– 0	–	$12,119,562

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2025, the aggregate market value of these securities amounted to $1,385,938,898 or 49.9% of net assets.

(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note H).

(c)	When-Issued or delayed delivery security.

(d)	Non-income producing security.

(e)	Defaulted.

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 4.09% of net assets as of November 30, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	08/12/2020 - 06/10/2022	$10,701,376	$244,870	0.01%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2021-A 5.50%, 07/01/2031	06/04/2021 - 07/21/2022	466,370	11,280	0.00%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2021-A 6.00%, 07/01/2051	06/04/2021	3,000,000	70,500	0.00%
Brazoria County Industrial Development Corp. (Brazoria County Industrial Development) 10.00%, 06/01/2042	06/08/2022	7,808,977	797	0.00%
Brazoria County Industrial Development Corp. (Brazoria County Industrial Development) 12.00%, 06/01/2043	06/05/2023	937,369	94	0.00%
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046	01/10/2023	929,889	600,000	0.02%

86 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Colorado Educational & Cultural Facilities Authority (STEAD School/The) Series 2023-A 7.00%, 07/01/2034	12/20/2023	$4,000,000	$4,114,731	0.15%
Colorado Health Facilities Authority (Sunny Vista Living Center) Series 2015-A 6.125%, 12/01/2045	11/20/2015	1,751,086	1,264,189	0.05%
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018 - 10/05/2020	2,765,543	49,055	0.00%
Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041	01/14/2021	9,860,216	7,600,000	0.27%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041	07/14/2021 - 04/27/2023	1,915,004	987,000	0.04%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2051	07/14/2021 - 04/17/2023	1,914,526	1,045,750	0.04%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2056	07/14/2021	1,015,232	470,000	0.02%
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2024 5.67%, 11/01/2038	10/19/2022	5,820,000	5,761,646	0.21%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039	03/28/2019 - 02/09/2022	16,910,385	878,750	0.03%
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2040	10/29/2020	5,088,250	4,000,000	0.14%
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2055	10/29/2020	980,723	800,000	0.03%

ABFunds.com	AB Municipal Income Fund 87

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042	11/25/2022	$2,350,000	$2,319,287	0.08%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.50%, 11/01/2052	11/25/2022 - 06/13/2025	6,853,523	6,577,030	0.24%
Last Step Recycling LLC (Last Step Recycling LLC) 9.50%, 12/15/2028	03/26/2025 - 06/23/2025	2,363,805	2,363,805	0.09%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018 7.50%, 04/01/2049	01/27/2021	35,000	10	0.00%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018	3,520,266	42,000	0.00%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029	12/13/2022	5,688,897	3,910,000	0.14%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023 - 07/30/2024	7,609,907	7,609,061	0.27%
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033	10/23/2020	1,905,000	381,000	0.01%
Pueblo Urban Renewal Authority (Pueblo Urban Renewal Authority) Series 2021 4.75%, 12/01/2045	03/24/2021 - 03/30/2021	3,823,291	3,571,025	0.13%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040	06/16/2021 - 07/20/2022	3,043,149	342,650	0.01%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051	06/16/2021 - 10/20/2022	2,823,606	349,250	0.01%

88 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
State of Nevada Department of Business & Industry (Fulcrum Sierra Holdings) Series 2018 6.95%, 02/15/2038	08/24/2018	$1,464,724	$15		0.00%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.50%, 06/01/2042	06/08/2022	10,000,000	8,000,000		0.29%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.552%, 06/01/2029	06/08/2022	8,500,000	6,800,000		0.24%
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038	05/31/2023	8,000,000	7,200,000		0.26%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	27,000,000	25,227,612		0.91%
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053	07/10/2023	5,500,000	5,523,109		0.20%
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.125%, 07/01/2058	07/10/2023	5,500,000	5,530,502		0.20%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023	11/10/2022	7,500,000	– 0	–	0.00%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2023 15.00%, 04/30/2023	03/16/2023	1,815,000	18		0.00%

(g)	IO – Interest Only.

(h)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at November 30, 2025.

(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(j)	Fair valued by the Adviser.

(k)	Defaulted matured security.

(l)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at November 30, 2025.

(m)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at November 30, 2025.

(n)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(o)	The rate shown represents the 7-day yield as of period end.

ABFunds.com	AB Municipal Income Fund 89

PORTFOLIO OF INVESTMENTS (continued)

(p)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(q)	Affiliated investments.

As of November 30, 2025, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.4% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CDX-NAHY – North American High Yield Credit Default Swap Index

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

MMD – Municipal Market Data

NATL – National Interstate Corporation

REIT – Real Estate Investment Trust

SD – School District

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

90 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS

AB NATIONAL PORTFOLIO

November 30, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.1%
Long-Term Municipal Bonds – 96.1%
Alabama – 4.2%
Black Belt Energy Gas District (Black Belt Energy Gas District) Series 2025-C 5.50%, 11/01/2056(a)	$2,850	$3,021,219
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	4,000	4,338,392
Series 2025-E 5.00%, 12/01/2055	1,725	1,863,122
Black Belt Energy Gas District (Goldman Sachs Group) Series 2023-C 5.50%, 10/01/2054	5,000	5,522,969
Series 2023-D 4.503% (SOFR + 1.85%), 06/01/2049(b)	5,000	5,097,808
Series 2024-B 5.00%, 10/01/2055	2,420	2,615,539
Black Belt Energy Gas District (Morgan Stanley) Series 2022-C 5.25%, 02/01/2053	1,770	1,872,746
Black Belt Energy Gas District (Pacific Life Insurance) Series 2024-C 5.00%, 05/01/2055	2,000	2,152,079
Series 2025-D 5.00%, 12/01/2055	1,205	1,305,585
County of Jefferson AL (County of Jefferson AL Sales & Use Tax Revenue) Series 2017 5.00%, 09/15/2033	1,000	1,025,962
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.25%, 10/01/2049	1,000	1,039,285
Energy Southeast A Cooperative District (Goldman Sachs Group) Series 2025-A 5.00%, 11/01/2035	1,000	1,079,465
Energy Southeast A Cooperative District (Morgan Stanley) Series 2023-A 4.703% (SOFR + 2.05%), 11/01/2053(b)	2,000	2,025,418

ABFunds.com	AB Municipal Income Fund 91

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2023-B 4.853% (SOFR + 2.20%), 04/01/2054(b)	$3,000	$3,054,385
Series 2024-B 5.25%, 07/01/2054	2,000	2,174,396
Homewood Educational Building Authority (CHF - Horizons II LLC) Series 2024 5.50%, 10/01/2049	250	256,059
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016 5.00%, 02/01/2036	2,500	2,505,935
Mobile County Industrial Development Authority (ArcelorMittal SA) Series 2024 4.75%, 12/01/2054	1,000	932,767
Southeast Alabama Gas Supply District (The) (Pacific Life Insurance) Series 2024-A 5.00%, 08/01/2054	2,500	2,703,866
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	6,245	6,521,357
Southeast Energy Authority A Cooperative District (BP PLC) Series 2025-F 5.25%, 11/01/2055	4,370	4,847,125
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	2,000	2,118,524
Southeast Energy Authority A Cooperative District (Goldman Sachs Group) Series 2022-B 5.00%, 05/01/2053	1,000	1,040,156
Southeast Energy Authority A Cooperative District (JPMorgan Chase & Co.) Series 2025-E 5.00%, 10/01/2030	5,500	5,919,310
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	2,000	2,039,511
Series 2022-A 5.073% (SOFR + 2.42%), 01/01/2053(b)	2,000	2,095,904

92 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Southeast Energy Authority A Cooperative District (New York Life Insurance) Series 2025 5.00%, 09/01/2035	$1,390	$1,523,213
Southeast Energy Authority A Cooperative District (Pacific Life Insurance) Series 2024-C 5.00%, 10/01/2055	3,575	3,895,589
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	2,000	2,126,323
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 01/01/2054	4,000	4,231,116

		80,945,125

Alaska – 0.1%
Municipality of Anchorage AK (Municipality of Anchorage AK) Series 2024-A 4.50%, 02/01/2060	1,000	942,851
Northern Tobacco Securitization Corp. (Northern Tobacco Securitization) Series 2021-B Zero Coupon, 06/01/2066	1,000	114,197

		1,057,048

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	1,490	1,590,327

Arizona – 3.5%
Arizona Industrial Development Authority (AZIDA 2019-2) Series 2019-2, Class A 3.625%, 05/20/2033	4,229	4,185,347
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2024 5.00%, 11/01/2049	4,185	4,233,566
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(c)(d)(e)	3,725	87,538

ABFunds.com	AB Municipal Income Fund 93

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Arizona Industrial Development Authority (San Tan Valley AH I LLLP) Series 2024-A 5.68%, 01/01/2043(a)	$2,000	$1,928,780
Series 2024-B 5.68%, 01/01/2043(a)	430	415,033
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052	2,000	2,032,997
Series 2024 4.00%, 06/01/2049	8,000	8,119,509
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030	2,000	1,857,149
2.742%, 07/01/2035	2,000	1,726,831
2.842%, 07/01/2036	2,000	1,706,926
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.071%, 07/01/2032	1,000	882,168
2.521%, 07/01/2036	2,500	2,081,972
Industrial Development Authority of the City of Phoenix Arizona (The) (AZ GFF Tiyan LLC Lease) Series 2014 5.00%, 02/01/2029	1,625	1,615,256
Industrial Development Authority of the City of Phoenix Arizona (The) (Brooks West Rehabilitation Services I) Series 2024 5.00%, 10/31/2044	5,000	5,308,606
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2040(c)(d)(e)	1,355	1,084,000
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre Obligated Group) Series 2022 7.00%, 11/15/2057(a)	1,000	1,075,018
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(a)	1,100	934,862

94 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2042	$1,225	$1,302,760
Maricopa County Industrial Development Authority (Legacy Traditional School Obligated Group) Series 2025 5.25%, 07/01/2050	1,000	994,324
Maricopa County Industrial Development Authority (Morrison Education Group Obligated Group) Series 2024-A 6.75%, 07/01/2063(a)	1,000	1,028,844
Maricopa County Special Health Care District (Maricopa County Special Health Care District) Series 2018-C 5.00%, 07/01/2035	4,000	4,200,521
5.00%, 07/01/2036	7,800	8,169,862
Salt River Project Agricultural Improvement & Power District (Salt River Project Agricultural Improvement & Power District) Series 2023-B 5.25%, 01/01/2053	10,000	10,641,446
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.00%, 10/01/2037(a)	1,200	906,175
Yuma Industrial Development Authority (Yuma Regional Medical Center Obligated Group) AG Series 2024 4.00%, 08/01/2054	2,000	1,797,694

		68,317,184

Arkansas – 0.1%
Arkansas Development Finance Authority (Hybar LLC) Series 2024 7.375%, 07/01/2048(a)	1,100	1,194,214
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052	500	501,857

		1,696,071

California – 14.2%
Alameda Corridor Transportation Authority (Alameda Corridor Transportation Authority) Series 2022-A 0.00%, 10/01/2048(f)	4,000	2,267,433
AG Series 2024 Zero Coupon, 10/01/2053	2,000	519,017

ABFunds.com	AB Municipal Income Fund 95

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

NATL Series 1999-1 Zero Coupon, 10/01/2031	$2,000	$1,675,084
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	2,000	1,854,421
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(a)	3,000	2,693,069
Align Capital Series Trust 2025-1 (Align Capital Series Trust 2025-1) Series 2025-2 5.75%, 01/01/2052(a)	1,000	1,023,751
ARC70 II Trust (ARC70 II TRUST) Series 2023 5.00%, 04/01/2065(a)	5,538	5,352,411
Burbank-Glendale-Pasadena Airport Authority Brick Campaign (Burbank-Glendale-Pasadena Airport Authority Brick Campaign) AG Series 2024-B 4.375%, 07/01/2049	5,000	4,799,532
4.50%, 07/01/2054	2,250	2,207,461
California Community Choice Financing Authority (American General Life Insurance) Series 2024 5.00%, 08/01/2055	2,000	2,124,512
California Community Choice Financing Authority (Apollo Global Management) Series 2025-A 5.00%, 01/01/2056	1,000	1,062,331
California Community Choice Financing Authority (Bank of Nova Scotia (The)) Series 2025 5.00%, 10/01/2056	4,085	4,479,356
California Community Choice Financing Authority (Canadian Imperial Bank of Commerce) Series 2025 5.00%, 11/01/2033	1,755	1,922,115
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	5,300	5,642,815
California Community Choice Financing Authority (Goldman Sachs Group) Series 2023 5.25%, 11/01/2054	2,745	2,935,992

96 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.283% (SOFR + 1.63%), 07/01/2053(b)	$2,000	$2,005,265
4.323% (SOFR + 1.67%), 02/01/2054(b)	2,000	2,005,955
Series 2024 5.00%, 05/01/2054	2,000	2,141,411
Series 2024-E 5.00%, 02/01/2055	1,000	1,075,369
California Community Choice Financing Authority (New York Life Insurance) Series 2024 5.00%, 01/01/2056	1,000	1,103,244
California Community Choice Financing Authority (Pacific Life Insurance) Series 2025 5.00%, 03/01/2056	1,950	2,139,394
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024 5.00%, 02/01/2055	2,320	2,530,027
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(a)	2,000	1,668,523
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	5,000	4,131,187
California Community Housing Agency (California Community Housing Agency Fountainsat Emerald Park) Series 2021 3.00%, 08/01/2056(a)	1,000	683,248
4.00%, 08/01/2046(a)	990	839,691
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(a)	1,000	679,896
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022-A 4.50%, 08/01/2052(a)	2,000	1,559,964

ABFunds.com	AB Municipal Income Fund 97

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California County Tobacco Securitization Agency (Los Angeles County Securitization) Series 2020-A 4.00%, 06/01/2035	$1,300	$1,297,057
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2025 5.00%, 12/01/2032	1,650	1,835,062
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033	505	517,446
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035	927	921,139
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035	4,707	4,754,172
Series 2021-2, Class X 0.825%, 03/25/2035(g)	2,354	92,313
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	936	902,546
California Infrastructure & Economic Development Bank (PIH Health Obligated Group) Series 2024-A 5.00%, 12/01/2054(a)	2,000	2,055,214
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2035	1,000	1,049,205
5.00%, 05/15/2036	1,215	1,269,328
5.00%, 05/15/2037	1,000	1,040,460
5.00%, 05/15/2038	2,250	2,331,977
5.00%, 05/15/2041	915	934,757
California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 5.00%, 12/31/2035	4,300	4,383,424
5.00%, 12/31/2036	3,910	3,984,514
5.00%, 12/31/2043	12,250	12,321,463
California Municipal Finance Authority (United Airlines, Inc.) Series 2019 4.00%, 07/15/2029	1,000	1,007,685

98 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Pollution Control Financing Authority (Channelside Water Resources) Series 2012 5.00%, 07/01/2037(a)	$5,795	$5,797,616
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2041(a)	3,090	2,964,677
California State University (California State University) Series 2021-B 2.374%, 11/01/2035	2,000	1,675,124
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2041(a)	1,400	1,403,853
Series 2018-A 5.50%, 12/01/2058(a)	1,090	1,095,037
Central Valley Energy Authority (Pacific Life Insurance) Series 2025 5.00%, 12/01/2055	5,000	5,548,418
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2022 3.25%, 05/15/2049	1,000	762,021
5.25%, 05/15/2047	5,000	5,229,604
Series 2025 5.25%, 05/15/2044	1,000	1,075,752
5.25%, 05/15/2045	1,130	1,210,415
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(a)	2,000	1,517,853
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2045(a)	1,000	880,792
4.00%, 08/01/2056(a)	1,000	859,421
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 3.00%, 08/01/2056(a)	4,000	2,704,695
4.00%, 08/01/2047(a)	865	791,689

ABFunds.com	AB Municipal Income Fund 99

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(a)	$1,000	$688,045
4.00%, 05/01/2057(a)	2,000	1,409,405
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(a)	1,000	715,851
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(a)	2,000	1,643,948
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(a)	1,000	650,443
4.00%, 07/01/2058(a)	1,000	549,460
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(a)	2,000	1,435,073
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(a)	1,500	1,030,270
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(a)	1,480	1,054,576
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(a)	2,000	1,595,807
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(a)	3,300	2,692,786

100 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(a)	$1,245	$878,344
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(a)	2,000	1,365,758
Golden State Connect Authority (Golden State Connect Authority) Series 2025 6.50%, 12/01/2060(a)(h)	1,000	967,741
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	4,020	3,685,840
Series 2021-B Zero Coupon, 06/01/2066	13,960	1,496,707
Hastings Campus Housing Finance Authority (Hastings Campus Housing Finance Authority) Series 2020-A 5.00%, 07/01/2061(a)	1,000	902,269
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022-C 5.00%, 07/01/2038	1,410	1,530,947
Series 2024-B 5.00%, 07/01/2038	1,330	1,476,740
5.00%, 07/01/2039	2,390	2,633,760
Series 2024-C 5.00%, 07/01/2041	3,125	3,393,458
Series 2024-E 5.00%, 07/01/2039	2,000	2,214,805
BAM Series 2025-A 5.25%, 07/01/2046	1,500	1,616,694
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2021 5.00%, 07/01/2051	2,250	2,310,539
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2022-D 5.00%, 07/01/2047	10,000	10,376,628

ABFunds.com	AB Municipal Income Fund 101

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

M-S-R Energy Authority (Citigroup, Inc.) Series 2009-B 7.00%, 11/01/2034	$2,000	$2,439,918
Manteca Unified School District (Manteca Unified School District CFD No. 89-1) NATL Series 2001 Zero Coupon, 09/01/2031	11,910	9,707,313
Morongo Band of Mission Indians (The) (Morongo Band of Mission Indians/The) Series 2018-A 5.00%, 10/01/2042(a)	4,500	4,557,325
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.54% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(b)	8,075	7,364,315
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2023 5.00%, 07/01/2043	11,080	11,638,839
Series 2025 5.25%, 07/01/2045	1,000	1,072,737
5.50%, 07/01/2055	1,000	1,076,332
San Francisco Intl Airport (San Francisco Intl Airport) Series 2019-A 5.00%, 05/01/2044	17,000	17,304,732
Series 2023-E 5.25%, 05/01/2035	5,000	5,673,266
Series 2024 5.25%, 05/01/2040	3,400	3,752,745
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	1,830	2,085,760
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2039	1,750	1,934,781
5.00%, 07/01/2048	1,535	1,595,647
5.25%, 07/01/2053	4,460	4,687,553
Series 2024 5.00%, 07/01/2040	450	495,180
5.00%, 07/01/2042	1,000	1,085,288
5.00%, 07/01/2053	1,795	1,862,225
5.25%, 07/01/2046	1,455	1,557,599

102 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

State of California (State of California) Series 2023 5.25%, 09/01/2053	$5,000	$5,384,285
6.00%, 03/01/2033	1,000	1,110,921
Series 2025 5.00%, 03/01/2037	2,000	2,345,002
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization) Series 2021 Zero Coupon, 06/01/2060	1,400	221,017

		274,605,877

Colorado – 1.6%
Centerra Metropolitan District No. 1 (Centerra Metropolitan District No. 1) Series 2022 6.50%, 12/01/2053	1,000	1,049,090
City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2022-A 5.00%, 11/15/2033	1,000	1,109,567
5.00%, 11/15/2034	2,000	2,211,177
Series 2023-B 5.25%, 11/15/2034	3,275	3,731,117
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools) Series 2024 5.50%, 04/01/2044(a)	1,660	1,655,268
Colorado Health Facilities Authority (CommonSpirit Health Obligated Group) Series 2019-A 5.00%, 08/01/2044	1,675	1,690,895
Colorado Health Facilities Authority (Intermountain Healthcare Obligated Group) Series 2024-A 5.00%, 05/15/2054	5,000	5,117,234
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2044	1,000	1,022,010
Colorado High Performance Transportation Enterprise (Colorado High Performance Transportation Enterprise C-470 Express Lanes System) Series 2017 5.00%, 12/31/2056	1,000	994,877

ABFunds.com	AB Municipal Income Fund 103

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041(c)(d)(e)	$2,500	$1,900,000
E-470 Public Highway Authority (E-470 Public Highway Authority) Series 2024-B 3.437% (SOFR + 0.75%), 09/01/2039(b)	2,000	1,996,319
Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046	982	869,165
Park Creek Metropolitan District (Prerefunded - US Govt Agencies) Series 2015-A 5.00%, 12/01/2034	1,300	1,300,000
Platte River Metropolitan District (Platte River Metropolitan District) Series 2023-A 6.50%, 08/01/2053(a)	413	421,932
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado (Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado) Series 2025-A 5.00%, 04/01/2035(a)	4,000	4,379,105
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	1,175	1,243,161

		30,690,917

Connecticut – 0.7%
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2023-A 2.80%, 07/01/2048	6,175	6,170,913
State of Connecticut Special Tax Revenue (State of Connecticut Special Tax Revenue) Series 2023-A 5.25%, 07/01/2042	7,000	7,761,956

		13,932,869

Delaware – 0.0%
Delaware State Economic Development Authority (Newark Charter School) Series 2016 5.00%, 09/01/2046	550	550,676

104 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

District of Columbia – 2.1%
District of Columbia Income Tax Revenue (District of Columbia Income Tax Revenue) Series 2024-A 5.00%, 10/01/2036	$10,500	$12,111,559
Series 2025-A 5.00%, 06/01/2045	1,200	1,290,166
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2018-A 5.00%, 10/01/2038	2,630	2,712,393
Series 2021-A 5.00%, 10/01/2046	10,000	10,237,970
Series 2024-A 5.00%, 10/01/2034	1,000	1,119,290
Series 2025-A 5.00%, 10/01/2035	1,000	1,138,103
5.00%, 10/01/2036	3,475	3,919,866
5.00%, 10/01/2050	1,000	1,028,089
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2023 5.25%, 07/15/2053	2,610	2,736,618
Washington Metropolitan Area Transit Authority Dedicated Revenue (Washington Metropolitan Area Transit Authority Dedicated Revenue Lease) Series 2025-A 5.25%, 07/15/2055	2,000	2,113,692
5.50%, 07/15/2060	1,140	1,233,322

		39,641,068

Florida – 5.2%
Bexley Community Development District (Bexley Community Development District) Series 2016 4.70%, 05/01/2036	1,750	1,753,632
Cape Coral Health Facilities Authority (Gulf Care Obligated Group) Series 2015 5.875%, 07/01/2040(a)	1,000	675,108
Capital Projects Finance Authority/FL (Navigator Academy of Leadership Obligated Group) Series 2024 5.00%, 06/15/2044(a)	1,760	1,670,710

ABFunds.com	AB Municipal Income Fund 105

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Capital Projects Finance Authority/FL (PRG - UnionWest Properties) Series 2024 0.00%, 06/01/2062(a)(f)	$4,700	$625,549
5.00%, 06/01/2054(a)	2,000	1,880,407
5.25%, 06/01/2044(a)	1,000	1,002,617
Capital Trust Agency, Inc. (Educational Growth Fund) Series 2021 Zero Coupon, 07/01/2061(a)	5,000	441,360
Capital Trust Agency, Inc. (Team Success A School of Excellence) Series 2020 4.25%, 06/01/2030(a)	1,435	1,392,320
City of Lakeland FL (Lakeland Regional Health Systems Obligated Group) Series 2024 5.00%, 11/15/2044	2,000	2,109,842
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2038	1,000	595,183
County of Broward FL Airport System Revenue (County of Broward FL Airport System Revenue) Series 2019-C 2.384%, 10/01/2026	5,500	5,428,799
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2019-A 5.00%, 10/01/2049	2,500	2,520,056
Series 2024-A 5.00%, 10/01/2036	10,000	11,024,607
Series 2025-A 5.50%, 10/01/2055	1,995	2,101,833
County of Palm Beach FL (Palm Beach Atlantic University) Series 2025 5.75%, 10/01/2055(a)	1,560	1,608,595
County of Palm Beach FL (Provident Group - LU Properties II) Series 2024 8.50%, 06/01/2033	100	103,154
County of Palm Beach FL (Provident Group - LU Properties) Series 2024 6.00%, 06/01/2044	1,000	991,022
6.125%, 06/01/2054	1,000	975,146

106 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(a)	$10,000	$10,763,823
Escambia County Housing Finance Authority (4900 S. Rio Grande Ave) Series 2023-A 6.88%, 11/01/2053(a)	220	233,353
Florida Development Finance Corp. (Assistance Unlimited) Series 2022 6.00%, 08/15/2057(a)	1,000	935,540
Florida Development Finance Corp. (Brightline Trains Florida) AG Series 2024 5.25%, 07/01/2053	5,000	4,984,436
Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(a)	1,000	1,014,075
Florida Development Finance Corp. (Seaside School Consortium) Series 2022 6.00%, 06/15/2057(a)	1,000	1,032,071
Florida Higher Educational Facilities Financing Authority (Nova Southeastern University) Series 2016 5.00%, 04/01/2032	1,125	1,130,701
Florida Housing Finance Corp. (Bayside Breeze Redevelopment LLLP) Series 2025 3.625%, 08/01/2029	1,000	1,000,466
Florida Local Government Finance Commission (BridgePrep Academy Series 2025 Obligated Group) Series 2025 6.00%, 06/15/2045(a)	1,000	1,024,138
Florida State Board of Governors (Florida State University Athletics Association) BAM Series 2024-A 5.00%, 10/01/2042	3,000	3,241,513
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2019-A 5.00%, 10/01/2044	1,950	1,981,959

ABFunds.com	AB Municipal Income Fund 107

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2024 5.00%, 10/01/2036	$1,590	$1,775,831
5.00%, 10/01/2037	1,500	1,661,568
Greater Orlando Aviation Authority (United Airlines, Inc.) Series 2025 5.50%, 11/01/2036	1,000	1,084,287
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2016 5.00%, 06/01/2036	2,190	2,203,685
Series 2024 5.25%, 06/01/2054	2,155	2,231,706
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.50%, 10/01/2049	2,000	2,135,808
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2024 4.125%, 11/15/2051	2,000	1,853,675
JEA Water & Sewer System Revenue (JEA Water & Sewer System Revenue) Series 2024-A 5.00%, 10/01/2043	1,000	1,072,318
Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 4.375%, 11/15/2029	1,500	1,506,779
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2017 5.00%, 05/01/2032	1,065	1,068,280
Marshall Creek Community Development District (Marshall Creek Community Development District) Series 2016 6.32%, 05/01/2045	110	110,172
Miami-Dade County Educational Facilities Authority (University of Miami) Series 2024-A 5.00%, 04/01/2045	2,300	2,443,859
Series 2025-B 5.25%, 04/01/2040	1,000	1,129,046
Miami-Dade County Expressway Authority (Miami-Dade County Expressway Authority) Series 2014-B 5.00%, 07/01/2031	3,750	3,754,150

108 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

North Broward Hospital District (North Broward Hospital District) Series 2017-B 5.00%, 01/01/2035	$5,230	$5,387,151
Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2025 5.00%, 10/01/2046	2,060	2,169,511
Orange County Health Facilities Authority (Presbyterian Retirement Communities Obligated Group) Series 2023 4.00%, 08/01/2042	1,000	934,797
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2025 5.75%, 11/01/2050	2,170	2,308,117
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(c)(d)(e)(i)(j)	950	190,000
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017-A 5.00%, 01/01/2042	1,100	1,097,454
St. Johns County Industrial Development Authority (Presbyterian Retirement Communities Obligated Group) Series 2020 4.00%, 08/01/2055	1,000	829,225
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt) Series 2023 5.25%, 05/01/2054(a)	245	245,830

		101,435,264

Georgia – 2.9%
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2025-B 5.00%, 07/01/2037	1,000	1,110,471
5.00%, 07/01/2038	1,400	1,542,993
5.00%, 07/01/2040	1,000	1,082,754
Development Authority of Burke County (The) (Georgia Power Co.) Series 2023 3.875%, 10/01/2032	3,245	3,252,276

ABFunds.com	AB Municipal Income Fund 109

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Development Authority of Cobb County (The) (MT Bethel Christian Academy) Series 2025 6.25%, 06/01/2055(a)	$1,000	$1,032,930
Development Authority of Monroe County (The) (Georgia Power Co.) Series 2023 3.875%, 10/01/2048	3,750	3,758,408
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2031	575	635,707
5.25%, 10/01/2054	2,000	2,070,970
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(a)	1,650	1,650,539
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2023-D 5.00%, 05/01/2054	6,000	6,374,600
Series 2024-C 5.00%, 12/01/2054	3,000	3,228,543
Series 2024-E 5.00%, 05/01/2055	1,595	1,720,879
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 4.387% (SOFR + 1.70%), 12/01/2053(b)	5,000	5,167,395
Series 2023-C 5.00%, 09/01/2053	5,000	5,335,623
Main Street Natural Gas, Inc. (Toronto-Dominion Bank) Series 2024-D 5.00%, 04/01/2054	1,570	1,694,488
Municipal Electric Authority of Georgia (JEA Electric System Revenue) Series 2019 5.00%, 01/01/2049	2,000	2,003,803
Municipal Electric Authority of Georgia (PowerSouth Energy Cooperative) Series 2019 5.00%, 01/01/2037	150	154,480
5.00%, 01/01/2039	100	102,532
Series 2022 5.50%, 07/01/2063	2,000	2,048,377

110 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(a)	$11,000	$12,680,071

		56,647,839

Guam – 0.2%
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2025-A 5.25%, 07/01/2050	1,000	1,034,396
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029	1,840	1,864,179
5.00%, 12/01/2030	565	572,574
5.00%, 12/01/2032	790	799,734
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	185	195,354

		4,466,237

Hawaii – 0.6%
City & County Honolulu HI Wastewater System Revenue (City & County Honolulu HI Wastewater System Revenue) Series 2020-A 2.624%, 07/01/2045	1,000	714,616
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2022-A 5.00%, 07/01/2047	1,250	1,276,964
5.00%, 07/01/2051	7,855	7,982,499
Series 2025-C 5.00%, 07/01/2041	1,260	1,357,639

		11,331,718

Idaho – 0.1%
Idaho Health Facilities Authority (North Canyon Medical Center) Series 2023 7.125%, 11/01/2057	1,000	1,071,418

Illinois – 4.6%
Chicago Board of Education (Chicago Board of Education) Series 2012-B 5.00%, 12/01/2033	1,605	1,604,891

ABFunds.com	AB Municipal Income Fund 111

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2015-C 5.25%, 12/01/2035	$340	$340,002
Series 2017-D 5.00%, 12/01/2031	1,800	1,819,227
Series 2017-G 5.00%, 12/01/2034	2,350	2,349,512
Series 2023-A 5.00%, 12/01/2034	3,250	3,266,426
Series 2025-B 6.00%, 12/01/2041	2,075	2,154,241
6.00%, 12/01/2043	1,440	1,479,635
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2022 5.50%, 01/01/2055	10,900	11,292,321
Series 2024-A 5.50%, 01/01/2053	4,865	5,094,277
Series 2024-C 5.25%, 01/01/2044	1,350	1,430,161
5.25%, 01/01/2045	1,000	1,053,489
Series 2025-A 5.00%, 01/01/2037	1,000	1,105,869
City of Chicago IL (City of Chicago IL) Series 2019-A 5.50%, 01/01/2049	1,000	986,628
Series 2025-A 6.00%, 01/01/2050	2,000	2,100,422
Eastern Illinois Economic Development Authority (City of Mattoon IL) Series 2025 6.50%, 02/15/2040	1,000	999,485
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2024 4.125%, 12/01/2043(a)	1,450	1,446,960
Series 2025 4.80%, 12/01/2043(a)	2,000	2,062,672
Illinois Finance Authority (Mercy Health Corp.) Series 2016 5.00%, 12/01/2040	2,000	2,010,779
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	2,966	2,173,561
Illinois Housing Development Authority (Circle Park Preservation) Series 2024-H 4.00%, 01/01/2042	4,500	4,351,893
4.50%, 07/01/2062	2,000	1,946,179

112 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038	$150	$154,198
Series 2024 5.67%, 11/01/2038(c)	1,430	1,415,662
Illinois State Toll Highway Authority (Illinois State Toll Highway Authority) Series 2009 6.184%, 01/01/2034	2,000	2,162,972
Series 2021-A 5.00%, 01/01/2043	15,000	15,817,756
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2017-A 5.00%, 06/15/2057	1,000	982,449
Series 2020 5.00%, 06/15/2050	4,310	4,284,288
Series 2024 5.00%, 06/15/2053	1,175	1,158,062
State of Illinois (State of Illinois) Series 2017-D 5.00%, 11/01/2028	8,700	9,025,221
Series 2024-B 4.25%, 05/01/2046	2,000	1,887,513
Series 2025-E 5.00%, 09/01/2043	1,265	1,324,017

		89,280,768

Indiana – 1.6%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(d)(e)	105	11
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	4,000	4,224,497
Series 2025 4.20%, 06/01/2044	1,120	1,177,094
Indiana Finance Authority (Ascension Health Credit Group) Series 2025 5.00%, 11/15/2043(h)	1,055	1,130,344
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(c)(d)(e)	3,470	173,500

ABFunds.com	AB Municipal Income Fund 113

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2035	$2,125	$2,457,888
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2029	1,080	1,129,018
Indiana Finance Authority (Indiana University Health Obligated Group) Series 2025-C 5.25%, 10/01/2046	1,000	1,078,632
Indiana Finance Authority (Ohio Valley Electric) Series 2020 3.00%, 11/01/2030	1,085	1,060,071
Series 2020-A 3.00%, 11/01/2030	1,295	1,269,261
Series 2021-B 2.50%, 11/01/2030	525	502,787
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.517% (SOFR + 0.71%), 11/01/2046(b)(c)	1,910	1,898,379
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 5.00%, 07/01/2049	1,000	1,011,228
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 5.75%, 03/01/2043	1,000	1,058,660
6.00%, 03/01/2053	1,500	1,569,413
Series 2023-F 7.75%, 03/01/2067	1,225	1,356,124
BAM Series 2023 5.25%, 03/01/2067	10,000	10,402,611

		31,499,518

Iowa – 0.1%
Iowa Finance Authority (Wesley Retirement Services Obligated Group) Series 2021 4.00%, 12/01/2031	355	349,329
4.00%, 12/01/2041	820	710,155
4.00%, 12/01/2046	550	435,255
4.00%, 12/01/2051	985	742,072

114 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Iowa Tobacco Settlement Authority (Iowa Tobacco Settlement Authority) Series 2021-B Zero Coupon, 06/01/2065	$3,490	$521,680

		2,758,491

Kansas – 0.2%
City of Colby KS (Citizens Medical Center) Series 2024 5.50%, 07/01/2026	1,000	1,000,385
City of Overland Park KS Sales Tax Revenue (City of Overland Park KS Sales Tax Revenue) Series 2022 6.00%, 11/15/2034(a)	100	105,329
6.50%, 11/15/2042(a)	1,185	1,246,074
Kansas Development Finance Authority (State of Kansas Lease) Series 2021-K 1.369%, 05/01/2027	2,405	2,324,237

		4,676,025

Kentucky – 1.1%
City of Henderson KY (Pratt Paper KY LLC) Series 2022 3.70%, 01/01/2032(a)	780	782,963
County of Trimble KY (Louisville Gas & Electric) Series 2020 1.30%, 09/01/2044	1,500	1,424,323
Kenton County Airport Board (Cincinnati/Northern Kentucky Intl Airport) Series 2024-A 5.25%, 01/01/2049	2,000	2,077,732
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2015 5.25%, 06/01/2050	3,015	3,014,967
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055	2,085	2,241,933
Kentucky Public Energy Authority (Morgan Stanley) Series 2023-A 4.633% (SOFR + 1.98%), 04/01/2054(b)	5,000	5,000,000
Kentucky State Property & Building Commission (Commonwealth of Kentucky Lease) Series 2024-A 4.00%, 11/01/2041	3,430	3,408,994

ABFunds.com	AB Municipal Income Fund 115

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2030	$2,330	$2,366,179

		20,317,091

Louisiana – 0.9%
City of New Orleans LA Water System Revenue (City of New Orleans LA Water System Revenue) AG Series 2021 2.889%, 12/01/2041	1,000	779,961
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration ELL System Restoration Revenue) Series 2023 5.048%, 12/01/2034	2,180	2,266,685
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2033	3,790	3,898,266
5.00%, 10/01/2044	3,500	3,532,589
Louisiana Public Facilities Authority (Calcasieu Bridge Partners) Series 2024 5.75%, 09/01/2064	2,440	2,536,202
Louisiana Public Facilities Authority (Prerefunded - US Govt Agencies) Series 2016 5.00%, 05/15/2034	20	20,214
New Orleans Aviation Board (New Orleans Aviation Board) Series 2024 5.25%, 01/01/2041	1,210	1,307,700
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(a)	1,000	1,087,982
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2024 3.30%, 06/01/2037	1,100	1,102,365

		16,531,964

Maryland – 1.3%
Maryland Economic Development Corp. (Ports America Chesapeake) Series 2017-A 5.00%, 06/01/2035	1,035	1,066,679

116 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.25%, 06/30/2052	$6,000	$5,989,825
Maryland Health & Higher Educational Facilities Authority (TidalHealth Obligated Group) Series 2020 4.00%, 07/01/2037	360	359,116
5.00%, 07/01/2046	2,960	2,995,465
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050	4,400	4,768,177
Maryland Stadium Authority (State of Maryland Built to Learn Revenue State Lease) Series 2024 5.00%, 06/01/2045	4,735	5,017,417
Maryland State Transportation Authority (Maryland State Transportation Authority) Series 2021-A 5.00%, 07/01/2051	4,990	5,155,462

		25,352,141

Massachusetts – 3.3%
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2022-B 4.11%, 07/15/2031	455	454,890
Series 2024 5.00%, 12/01/2054	5,000	5,231,045
Series 2024-B 5.00%, 05/01/2043	2,000	2,167,024
Commonwealth of Massachusetts Transportation Fund Revenue (Commonwealth of Massachusetts Transportation Fund Revenue) Series 2023 5.00%, 06/01/2053	10,000	10,403,678
Series 2023-B 5.00%, 06/01/2051	5,000	5,208,217
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2023-A 5.25%, 07/01/2053	4,840	5,143,334

ABFunds.com	AB Municipal Income Fund 117

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2024-A 5.25%, 07/01/2052	$1,000	$1,069,512
Series 2025-B 5.25%, 07/01/2055	2,900	3,115,956
Massachusetts Development Finance Agency (Care Communities Obligated Group) Series 2025 6.375%, 07/15/2045(a)	1,000	1,012,252
Massachusetts Development Finance Agency (Emerson College) Series 2018 5.00%, 01/01/2048	1,180	1,145,786
Massachusetts Development Finance Agency (Mass General Brigham) Series 2016Q 5.00%, 07/01/2041	10,000	10,068,935
Massachusetts Development Finance Agency (PRG Medford Properties) Series 2025 5.25%, 06/01/2060	1,000	1,038,454
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2024 8.50%, 10/01/2026	1,220	1,221,349
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036	2,385	2,403,006
Series 2017-L 5.00%, 07/01/2044	5,000	4,989,508
Massachusetts Port Authority (Massachusetts Port Authority) Series 2021-E 5.00%, 07/01/2051	5,000	5,074,318
Massachusetts Water Resources Authority (Massachusetts Water Resources Authority) Series 2024-B 5.00%, 08/01/2042	2,945	3,242,910

		62,990,174

Michigan – 1.3%
City of Detroit MI (City of Detroit MI) Series 2014-B 4.00%, 04/01/2044(f)	1,989	1,574,680
Series 2021-B 3.644%, 04/01/2034	275	255,288
Series 2023-A 6.00%, 05/01/2039	2,000	2,283,138

118 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AG Series 2006-D 3.445% (CME Term SOFR 3 Month + 0.60%), 07/01/2032(b)	$5,000	$4,950,298
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048	1,260	1,315,919
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group) Series 2020 5.00%, 05/15/2055	2,000	1,821,401
Michigan Finance Authority (Corewell Health Obligated Group) Series 2016 5.00%, 11/01/2044	3,430	3,431,343
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	1,735	1,658,256
Series 2020-B Zero Coupon, 06/01/2065	1,250	127,668
Michigan Finance Authority (Public Lighting Authority) BAM Series 2025 5.00%, 07/01/2042	1,515	1,646,598
5.00%, 07/01/2044	1,250	1,329,619
Michigan State Hospital Finance Authority (Corewell Health Obligated Group) Series 2025-A 5.00%, 08/15/2045	3,000	3,175,147
Plymouth Educational Center Charter School (Plymouth Educational Center Charter School) Series 2005 5.375%, 11/01/2030(d)(e)	2,000	800,000

		24,369,355

Minnesota – 0.8%
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(a)(f)	2,000	2,064,557

ABFunds.com	AB Municipal Income Fund 119

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Brooklyn Park MN (Brooklyn Park AH II LLLP) Series 2024 6.26%, 07/01/2041(a)	$1,500	$1,489,166
City of Columbus MN (Adalyn Avenue LLLP) Series 2023 5.98%, 12/01/2041(a)	1,500	1,512,379
City of Shakopee MN Senior Housing Revenue (Benedictine Living Community of Shakopee Obligated Group) Series 2025 5.75%, 11/01/2055	1,600	1,600,081
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.66%, 07/01/2041(a)	1,415	1,387,263
Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2022-B 5.00%, 01/01/2047	4,500	4,578,727
Series 2024 5.00%, 01/01/2041	2,000	2,127,339
Washington County Community Development Agency (Raymie Johnson Estates) Series 2025 6.08%, 07/01/2042	1,000	1,029,114

		15,788,626

Mississippi – 0.1%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group) Series 2025 5.25%, 07/01/2043	1,125	1,192,260
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029(c)(d)(e)	1,250	850,000

		2,042,260

Missouri – 1.4%
City of St. Charles MO (City of St. Charles MO) Series 2024-A 5.00%, 03/01/2042	2,805	3,074,319

120 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2019 4.00%, 02/01/2042	$2,900	$2,630,710
4.00%, 02/01/2048	2,965	2,482,993
5.00%, 02/01/2042	2,695	2,703,928
5.00%, 02/01/2048	400	387,007
Health & Educational Facilities Authority of the State of Missouri (Mercy Health/MO) Series 2023 5.50%, 12/01/2048	10,000	10,746,427
Howard Bend Levee District (Howard Bend Levee District) XLCA Series 2005 5.75%, 03/01/2027	175	179,883
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2021 2.00%, 11/15/2046(d)(e)	522	52
5.00%, 11/15/2046(d)(e)	1,169	444,121
Series 2021-A 10.00%, 11/15/2046(d)(e)	360	360,000
Series 2021-C 7.50%, 11/15/2037(d)(e)	288	288,000
Kansas City Industrial Development Authority (Platte Purchase Project) Series 2019 5.00%, 07/01/2040(a)	350	349,064
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2021-A 5.00%, 08/15/2056	2,650	2,316,973
Missouri Development Finance Board (Missouri Development Finance Board) Series 2025-A 6.00%, 06/15/2040(a)	1,000	999,964

		26,963,441

Nebraska – 0.1%
Central Plains Energy Project (Royal Bank of Canada) Series 2025-A 5.00%, 08/01/2055	2,085	2,242,480

Nevada – 0.7%
City of Las Vegas NV (City of Las Vegas NV) Series 2015-C 5.00%, 09/01/2027	1,400	1,408,186

ABFunds.com	AB Municipal Income Fund 121

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	$1,500	$244,369
Clark County School District (Clark County School District) AG Series 2019-B 3.00%, 06/15/2036	6,725	6,287,834
3.00%, 06/15/2037	4,305	3,957,899
Reno-Tahoe Airport Authority (Reno-Tahoe Airport Authority) Series 2024 5.25%, 07/01/2037	1,000	1,124,135

		13,022,423

New Hampshire – 2.2%
National Finance Authority (NFA 2024-3) Series 2024-3, Class A 4.163%, 10/01/2051	2,480	2,450,409
National Finance Authority Affordable Housing Certificates Series 2024-1 (NFAAH 2024-1) Series 2024-1, Class A 4.15%, 10/20/2040	1,996	1,987,819
New Hampshire Business Finance Authority (ARC70 2025-1) Series 2025-1, Class A1 4.75%, 06/20/2041	999	1,030,080
New Hampshire Business Finance Authority (Brazoria-Fort Bend County Municipal Utility District No. 3) Series 2024 4.875%, 12/01/2033(a)	426	425,179
New Hampshire Business Finance Authority (Emberly & Canterra Creek Projects) Series 2024 5.375%, 12/01/2031(a)	956	954,421
New Hampshire Business Finance Authority (Greater Raleigh Area Christian Education) Series 2025 5.75%, 08/01/2055	1,000	994,185
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(a)	748	747,218

122 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 2025 5.875%, 11/01/2045	$1,525	$1,485,342
6.00%, 11/01/2055	4,115	3,896,185
10.00%, 05/01/2036	1,000	1,005,315
Series 2025-2 5.15%, 09/28/2037	1,000	1,013,273
Series 2025-A Zero Coupon, 02/01/2035(a)	1,442	800,824
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034	4,823	4,906,961
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036	7,637	7,766,834
Series 2022-1, Class X 0.35%, 09/20/2036(g)	5,926	113,501
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036	3,828	3,788,616
New Hampshire Business Finance Authority (NFA 2024-1) Series 2024-1, Class X 0.548%, 07/01/2051(g)	2,686	97,326
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class X 0.596%, 08/20/2039(g)	1,979	77,787
New Hampshire Business Finance Authority (NFA 2025-1) Series 2025 5.875%, 12/15/2033(a)	2,025	2,004,385
Series 2025-1, Class A1 4.167%, 01/20/2041	994	986,294
New Hampshire Business Finance Authority (NFA 2025-2) Series 2025-2, Class A1 4.217%, 11/20/2042	3,491	3,389,921
New Hampshire Business Finance Authority (NFA 2025-3) Series 2025-3, Class A1 4.795%, 02/20/2041	1,000	1,044,092

ABFunds.com	AB Municipal Income Fund 123

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(a)	$688	$685,325

		41,651,292

New Jersey – 3.3%
New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.625%, 01/01/2045(a)	1,000	1,038,245
New Jersey Economic Development Authority (New Jersey-American Water) Series 2023 3.75%, 11/01/2034	2,000	2,023,809
New Jersey Economic Development Authority (Port Newark Container Terminal) Series 2017 5.00%, 10/01/2037	3,320	3,369,287
New Jersey Educational Facilities Authority (Ramapo College of New Jersey) AG Series 2022-A 4.00%, 07/01/2042	1,000	1,003,431
4.00%, 07/01/2047	285	271,027
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease) Series 2017 5.00%, 10/01/2034	5,000	5,221,293
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	2,175	2,198,093
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2022 4.00%, 06/15/2050	7,585	6,975,570
Series 2023-B 5.00%, 06/15/2040	2,985	3,263,114
5.00%, 06/15/2043	1,985	2,114,200
Series 2024-A 4.00%, 06/15/2042	6,700	6,484,474
5.00%, 06/15/2042	8,000	8,650,173
Series 2024-C 5.00%, 06/15/2045	2,500	2,643,472
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2024-A 4.00%, 01/01/2035	3,000	3,233,069

124 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2025-A 5.25%, 01/01/2055	$1,000	$1,078,466
Series 2025-C 5.00%, 01/01/2031	1,000	1,114,101
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-B 5.00%, 06/01/2046	9,980	9,688,272
Union County Utilities Authority (County of Union NJ Lease) Series 2011-A 5.25%, 12/01/2031	3,885	3,891,769

		64,261,865

New Mexico – 0.3%
New Mexico Municipal Energy Acquisition Authority (Royal Bank of Canada) Series 2025 5.00%, 06/01/2054	5,000	5,352,772

New York – 9.1%
Build NYC Resource Corp. (Albert Einstein College of Medicine) Series 2016 5.50%, 09/01/2045(a)	6,455	6,377,530
Build NYC Resource Corp. (TrIPs Obligated Group) Series 2025 5.50%, 07/01/2050	1,000	1,044,582
Build NYC Resource Corp. (Zeta Charter Schools Obligated Group) Series 2025 5.375%, 10/15/2055(a)	1,000	997,803
City of New York NY (City of New York NY) Series 2021 1.396%, 08/01/2027	5,205	5,006,790
Series 2024-C 5.00%, 03/01/2043	1,000	1,062,508
Series 2024-D 4.00%, 04/01/2045	3,180	3,008,334
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2051	1,355	1,333,679
Long Island Power Authority (Long Island Power Authority) Series 2023-E 5.00%, 09/01/2048	2,650	2,772,914
5.00%, 09/01/2053	2,350	2,441,466

ABFunds.com	AB Municipal Income Fund 125

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2016-D 5.00%, 11/15/2027	$1,000	$1,019,709
5.00%, 11/15/2031	5,000	5,099,305
Series 2020-C 5.25%, 11/15/2055	1,000	1,028,631
Series 2020-D 5.00%, 11/15/2043	1,000	1,031,443
Series 2025 5.00%, 11/15/2042	1,000	1,076,543
5.25%, 11/15/2045	2,160	2,311,463
New York City Housing Development Corp. (8 Spruce NY Owner LLC) Series 2024 4.00%, 12/15/2031	215	220,220
4.375%, 12/15/2031	415	424,103
5.25%, 12/15/2031	1,000	1,029,798
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2022-A 5.25%, 06/15/2052	5,000	5,299,135
Series 2024-C 4.25%, 06/15/2054	2,000	1,925,859
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2036	5,800	6,073,640
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2017-E1 5.00%, 02/01/2036	2,500	2,554,859
Series 2024 5.00%, 11/01/2038	5,900	6,629,703
5.00%, 11/01/2039	1,700	1,889,921
Series 2025 5.00%, 05/01/2046	3,175	3,327,452
Series 2025-E 5.00%, 11/01/2053	1,000	1,034,037
Series 2025-H 5.25%, 11/01/2045	2,530	2,727,265
NEW York Energy Finance Development Corp. (Athene Annuity & Life Co.) Series 2025 5.00%, 07/01/2056	2,000	2,142,522

126 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(a)	$300	$299,999
7.25%, 11/15/2044(a)	510	510,374
New York Power Authority (New York Power Authority SFP Transmission Project) AG Series 2023 5.00%, 11/15/2048	8,000	8,454,027
5.00%, 11/15/2053	2,000	2,091,689
New York State Dormitory Authority (Montefiore Obligated Group) Series 2024 5.50%, 11/01/2047	5,050	5,294,211
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2025-C 5.25%, 03/15/2050	2,000	2,133,536
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2016-A 5.00%, 01/01/2034	2,070	2,072,844
Series 2021-O 4.00%, 01/01/2043	1,000	982,995
New York State Thruway Authority (State of New York Pers Income Tax) Series 2025 5.00%, 03/15/2055	3,530	3,667,826
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2020 4.00%, 10/01/2030	5,345	5,450,759
Series 2023 5.625%, 04/01/2040	6,500	6,827,577
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2022 5.00%, 12/01/2040	2,000	2,090,150
New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 5.50%, 12/31/2060	2,000	2,042,807
AG Series 2024 0.00%, 12/31/2054(f)	9,350	6,101,322
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.375%, 06/30/2060	2,000	2,006,054

ABFunds.com	AB Municipal Income Fund 127

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2024 5.00%, 06/30/2060	$3,215	$3,111,855
5.50%, 06/30/2060	14,640	14,828,695
Series 2025 6.00%, 06/30/2059	1,000	1,062,538
AG Series 2023 5.00%, 06/30/2049	1,000	1,007,360
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2046	3,930	3,914,632
Niagara Area Development Corp. (Reworld Holding Corp.) Series 2018-A 4.75%, 11/01/2042(a)	3,235	2,899,479
Oneida County Local Development Corp. (Hamilton College) Series 2021 5.00%, 07/01/2051	3,200	3,581,924
Onondaga Civic Development Corp. (Syracuse University) Series 2025 5.50%, 12/01/2056	2,000	2,196,765
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 6.00%, 12/01/2053	1,000	1,015,069
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.591%, 05/15/2036	2,000	1,678,064
2.917%, 05/15/2040	2,000	1,585,222
Series 2021-C 5.00%, 05/15/2051	5,000	5,163,280
Series 2022 3.737% (SOFR + 1.05%), 04/01/2026(b)	4,000	4,001,531
5.00%, 05/15/2052	2,000	2,243,183
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2020-A 5.00%, 11/15/2049	2,000	2,062,941
Triborough Bridge & Tunnel Authority Sales Tax Revenue (Triborough Bridge & Tunnel Authority Sales Tax Revenue) Series 2023-A 4.50%, 05/15/2063	4,625	4,549,522

		175,819,444

128 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

North Carolina – 0.5%
City of Charlotte NC Airport Revenue (City of Charlotte NC Airport Revenue) Series 2023 5.00%, 07/01/2044	$1,250	$1,300,512
5.25%, 07/01/2053	7,250	7,553,568
Fayetteville State University (Fayetteville State University) Series 2023 5.00%, 04/01/2026(a)	375	377,171
North Carolina Turnpike Authority (North Carolina Turnpike Authority) AG Series 2024 Zero Coupon, 01/01/2053	2,000	537,362

		9,768,613

Ohio – 2.4%
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.25%, 01/01/2041	1,925	2,079,681
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2042	8,000	7,999,910
County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	2,000	2,056,478
County of Hamilton OH (UC Health Obligated Group) Series 2020 5.00%, 09/15/2050	3,045	2,989,737
County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 6.625%, 12/01/2042	2,000	2,123,969
Lancaster Port Authority (Royal Bank of Canada) Series 2024-A 5.00%, 02/01/2055	1,000	1,067,970
Ohio Air Quality Development Authority (American Electric Power) Series 2024 3.70%, 10/01/2028	5,500	5,501,086
Ohio Air Quality Development Authority (Duke Energy Corp.) Series 2022 4.25%, 11/01/2039	2,000	2,031,860

ABFunds.com	AB Municipal Income Fund 129

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Ohio Higher Educational Facility Commission (John Carroll University) Series 2025 5.375%, 10/01/2045	$1,000	$1,007,461
Ohio Higher Educational Facility Commission (University of Dayton) Series 2022 5.00%, 02/01/2052	4,000	4,090,358
Ohio Higher Educational Facility Commission (Xavier University) Series 2024 5.00%, 05/01/2038	1,010	1,092,367
Ohio Housing Finance Agency (Ohio Housing Finance Agency) Series 2024 7.50%, 03/01/2049	2,500	3,035,122
Ohio State University (The) (Ohio State University) Series 2023 5.25%, 12/01/2046	1,000	1,079,521
University of Toledo (University of Toledo) Series 2023-B 3.637% (SOFR + 0.90%), 06/01/2036(a)(b)	9,530	9,404,927

		45,560,447

Oklahoma – 0.5%
Oklahoma Development Finance Authority (Oklahoma Development Finance Authority) Series 2022 4.714%, 05/01/2052	5,000	4,682,513
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2044	2,360	2,383,797
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2025-A 5.50%, 01/01/2054	1,000	1,086,719
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2035	1,370	1,579,772

		9,732,801

Oregon – 0.0%
Multnomah County School District No. 40 (Multnomah County School District No. 40) Series 2023-A Zero Coupon, 06/15/2043	1,000	435,674

130 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Umatilla County School District No. 6R Umatilla (Umatilla County School District No. 6R Umatilla) Series 2023-B Zero Coupon, 06/15/2053	$2,000	$503,923

		939,597

Other – 0.6%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML22) Series 2024-ML22, Class AUS 4.686%, 10/25/2040	989	1,025,020
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML23) Series 2024-ML23, Class AUS 4.701%, 04/25/2042(a)	995	1,018,909
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLM) 4.759%, 08/25/2041	4,473	4,573,661
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) Series 2025-M 4.095%, 11/25/2042	3,234	3,242,934
4.497%, 06/25/2042	1,999	2,047,603

		11,908,127

Pennsylvania – 3.7%
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 5.00%, 06/30/2039	1,920	1,728,083
7.00%, 06/30/2039	1,000	810,334
8.00%, 06/30/2034	280	281,828
Series 2024-A 6.00%, 06/30/2034	135	145,252
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2038	2,350	2,328,926
5.75%, 10/01/2043	5,000	4,747,095
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.00%, 10/15/2032(a)	755	763,463
Geisinger Authority (Kaiser Obligated Group) Series 2020 4.00%, 04/01/2039	3,820	3,771,268

ABFunds.com	AB Municipal Income Fund 131

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 04/01/2043	$6,250	$6,682,198
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2052	2,000	2,028,863
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 6.00%, 06/30/2061	10,000	10,606,475
Pennsylvania Economic Development Financing Authority (Noble Environmental, Inc.) Series 2025 6.875%, 09/01/2047(a)	1,000	1,039,194
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2042	1,000	1,002,137
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 3.49% (MUNIPSA + 0.70%), 11/15/2047(b)	10,000	9,950,447
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University Obligated Group) Series 2024 5.50%, 11/01/2054	1,300	1,382,710
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission) Series 2022-A 5.00%, 12/01/2036	1,000	1,124,901
Pennsylvania Turnpike Commission Registration Fee Revenue (Pennsylvania Turnpike Commission Registration Fee Revenue) Series 2023 3.64% (MUNIPSA + 0.85%), 07/15/2041(b)	10,000	9,988,835
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action) Series 2015-A 6.375%, 06/01/2040	3,100	3,100,294

132 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AG Series 2023-C 3.607% (SOFR + 0.80%), 09/01/2040(a)(b)	$10,000	$9,902,130

		71,384,433

Puerto Rico – 0.9%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2022-A Zero Coupon, 11/01/2051	1,966	1,145,312
0.00%, 11/01/2051	2,500	668,750
5.069%, 11/01/2051	1,672	1,090,938
Series 2022-C Zero Coupon, 11/01/2043	5,940	3,801,600
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2021-C 3.50%, 07/01/2026(a)	2,000	1,960,782
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AG Series 2007-V 5.25%, 07/01/2031	1,895	1,931,547
NATL Series 2007-V 5.25%, 07/01/2033	1,150	1,165,264
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	322	319,963
6.625%, 01/01/2028	2,454	2,435,737
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	1,000	1,133,284
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2029	1,595	1,412,210
Series 2019-A 4.329%, 07/01/2040	1,339	1,303,670

		18,369,057

ABFunds.com	AB Municipal Income Fund 133

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

South Carolina – 3.3%
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 5.26%, 11/01/2032	$100	$99,951
5.41%, 11/01/2039	1,240	1,209,469
6.28%, 11/01/2039	100	97,662
Greenville Housing Authority/SC (Victor Verdae Apartments) Series 2023 6.16%, 05/01/2063(a)	3,000	2,725,283
Last Step Recycling LLC (Last Step Recycling LLC) 9.50%, 12/15/2028(c)(i)(j)(k)	546	546,278
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2023 5.25%, 02/01/2054	2,275	2,467,419
Series 2023-B 4.553% (SOFR + 1.90%), 02/01/2054(b)	5,000	5,208,897
Patriots Energy Group Financing Agency (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 10/01/2054	2,000	2,179,542
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health) Series 2025 5.25%, 11/01/2043	1,000	1,095,727
South Carolina Jobs-Economic Development Authority (Connexion Communities Obligated Group) Series 2025 6.75%, 10/15/2060(a)	1,485	1,490,228
South Carolina Jobs-Economic Development Authority (International Paper Co.) Series 2023 4.00%, 04/01/2033	1,000	1,001,494
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051(c)(d)(e)	1,450	159,500
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.00%, 11/01/2042	7,000	6,727,226

134 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.25%, 11/01/2043	$5,000	$5,399,393
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018 5.00%, 05/01/2038	2,500	2,589,603
Series 2018-A 5.00%, 05/01/2048	1,000	1,009,272
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments) Series 2022 0.00%, 06/01/2052(f)	1,600	1,193,695
South Carolina Jobs-Economic Development Authority (Rolling Green Village) Series 2025 5.00%, 12/01/2040	1,125	1,133,179
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2015-A 5.00%, 12/01/2050	1,980	1,980,310
Series 2016-A 5.00%, 12/01/2036	4,750	4,790,310
Series 2016-B 5.00%, 12/01/2036	2,000	2,033,672
5.00%, 12/01/2056	6,250	6,270,983
Series 2022-A 4.00%, 12/01/2052	5,000	4,465,965
5.00%, 12/01/2055	2,500	2,549,655
Series 2025-A 5.25%, 12/01/2050	5,000	5,286,319

		63,711,032

South Dakota – 0.0%
South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039	400	412,076

Tennessee – 1.7%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	2,785	2,674,842
5.125%, 12/01/2042(a)	1,325	1,252,397
Hamilton County & Chattanooga Sports Authority (Hamilton County & Chattanooga Sports Authority) Series 2024-A 5.75%, 12/01/2050	1,500	1,678,223
6.00%, 12/01/2055	2,400	2,728,040

ABFunds.com	AB Municipal Income Fund 135

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(c)	$1,000	$986,931
9.50%, 11/01/2052(c)	1,060	1,016,276
Metropolitan Government Nashville & Davidson County Sports Authority (Metropolitan Govt of Nashville & Davidson County TN) AG Series 2023-A 5.25%, 07/01/2053	4,000	4,186,598
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue (Metropolitan Govt of Nashville & Davidson County TN Water & Sewer Revenue) Series 2025 5.00%, 07/01/2050	5,000	5,250,951
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2022-B 5.50%, 07/01/2040	2,350	2,572,400
Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053	5,000	5,413,741
Tennessee Energy Acquisition Corp. (Goldman Sachs Group) Series 2023-A 5.00%, 05/01/2053	2,000	2,069,050
Tennessee Energy Acquisition Corp. (Pacific Life Insurance) Series 2025-A 5.00%, 12/01/2035	2,000	2,173,784
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039	990	789,256

		32,792,489

Texas – 5.1%
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools) Series 2025 5.625%, 06/15/2045(a)	1,630	1,657,521
Arlington Higher Education Finance Corp. (Cypress Christian School) Series 2024-2 5.75%, 06/01/2043(a)	1,020	1,035,070

136 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Arlington Higher Education Finance Corp. (Harmony Public Schools) Series 2016-A 5.00%, 02/15/2033	$1,410	$1,414,486
Arlington Higher Education Finance Corp. (Magellan School/The) Series 2022 6.25%, 06/01/2052(a)	1,000	1,010,364
Central Texas Regional Mobility Authority (Central Texas Regional Mobility Authority) Series 2016 5.00%, 01/01/2033	1,300	1,302,386
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2031	2,500	2,503,498
City of Houston TX Airport System Revenue (City of Houston TX Airport System Revenue) Series 2025-A 5.00%, 07/01/2035	1,000	1,124,357
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	415	415,459
Series 2015-B 5.00%, 07/15/2030	4,650	4,651,801
Series 2018 5.00%, 07/15/2028	1,300	1,336,815
Series 2024-B 5.50%, 07/15/2038	2,345	2,536,459
County of Harris TX (County of Harris TX) Series 2020-A 3.00%, 10/01/2045	1,600	1,267,003
County of Harris TX Toll Road Revenue (County of Harris TX Toll Road Revenue) Series 2021 4.00%, 08/15/2050	1,175	1,077,269
Series 2024-A 4.00%, 08/15/2054	1,000	911,286
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2022-A 4.507%, 11/01/2051	1,000	884,874
Series 2025-A 5.00%, 11/01/2033	1,000	1,120,141
5.25%, 11/01/2038	1,000	1,123,293
5.25%, 11/01/2039	3,565	3,979,501

ABFunds.com	AB Municipal Income Fund 137

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 3.64% (MUNIPSA + 0.85%), 07/01/2049(b)	$1,000	$1,000,056
Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-B Zero Coupon, 12/01/2042	2,000	856,178
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2044	1,785	1,786,782
Lamar Consolidated Independent School District (Lamar Consolidated Independent School District) AG Series 2023 5.50%, 02/15/2058	19,050	20,434,691
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	4,200	4,211,977
New Hope Cultural Education Facilities Finance Corp. (Army Retirement Residence Obligated Group) Series 2022 5.75%, 07/15/2052	1,000	1,002,915
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) Series 2023 0.00%, 12/31/2030(d)(e)	177	119,249
7.25%, 12/31/2030(d)(e)	1,000	979,756
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community Obligated Group) Series 2021 2.00%, 11/16/2061(d)(e)(f)	4,198	1,805,233
7.50%, 11/15/2036(d)(e)	970	970,000
7.50%, 11/15/2037(d)(e)	150	150,000
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(c)	1,500	1,499,815
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	425	356,647

138 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2022 5.00%, 01/01/2057	$1,000	$827,213
Newark Higher Education Finance Corp. (Abilene Christian University) Series 2022 4.00%, 04/01/2057	5,000	4,199,560
North Texas Tollway Authority (North Texas Tollway System) AG Series 2008 Zero Coupon, 01/01/2036	7,200	5,076,240
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 10.00%, 07/01/2026(a)	1,000	1,003,691
Port of Beaumont Navigation District (Jefferson Railport Terminal II) Series 2021 1.875%, 01/01/2026(a)	850	848,278
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2024-A 5.75%, 12/01/2054	1,528	1,317,988
Tarrant County Cultural Education Facilities Finance Corp. (Tarrant County Cultural Education Facilities Finance) 5.00%, 11/15/2036(d)(e)(i)(j)	1,514	– 0	–
5.00%, 11/15/2045(d)(e)(i)(j)	3,097	– 0	–
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources Obligated Group) Series 2025-A 5.50%, 11/15/2052	1,205	1,309,725
Texas Municipal Gas Acquisition & Supply Corp. II (JPMorgan Chase & Co.) Series 2012-C 3.528% (CME Term SOFR 3 Month + 0.86%), 09/15/2027(b)	1,735	1,735,894
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	1,125	1,204,800
Series 2023-B 5.50%, 01/01/2054	2,000	2,271,386

ABFunds.com	AB Municipal Income Fund 139

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	$5,000	$5,512,892
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Texas, Inc.) Series 2014-A 5.00%, 08/15/2032	1,385	1,386,871
5.00%, 08/15/2034	1,945	1,947,612
Texas State University System (Texas State University System) Series 2024 4.00%, 03/15/2049	4,350	3,957,462
5.00%, 03/15/2043	1,000	1,071,507

		98,196,001

Utah – 0.7%
City of Salt Lake City UT Airport Revenue (City of Salt Lake City UT Airport Revenue) Series 2025-A 5.00%, 07/01/2037	2,680	2,993,608
Downtown Revitalization Public Infrastructure District (City of Salt Lake City UT Revitalization Sales Tax Revenue) AG Series 2025 5.50%, 06/01/2055	2,000	2,155,071
Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(a)	1,100	1,080,577
Intermountain Power Agency (Intermountain Power Agency) Series 2022-A 5.00%, 07/01/2045	5,045	5,230,510
Utah Housing Corp. (255 State 4 LLC) Series 2020 4.58%, 01/01/2040(a)(f)	823	716,527
Wakara Ridge Public Infrastructure District (Wakara Ridge Public Infrastructure District Wakara Ridge Assessment Area) Series 2025 5.625%, 12/01/2054(a)	1,000	1,024,134

140 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wolf Creek Infrastructure Financing District No. 1 (Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1) Series 2025 5.75%, 12/01/2044	$1,000	$1,023,095

		14,223,522

Vermont – 0.0%
Vermont Educational & Health Buildings Financing Agency (St. Michael’s College) Series 2023 5.50%, 10/01/2043(a)	1,000	918,294

Virginia – 0.8%
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System Obligated Group) Series 2020 4.00%, 07/01/2045	690	659,458
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(a)	1,410	1,410,923
Federal Home Loan Mortgage Corp. VA FEDMFH (FMMV M052) Series M052, Class A 2.65%, 06/15/2036	5,135	4,608,220
Powhatan County Economic Development Authority (Powhatan County Economic Development Authority) Series 2025 6.125%, 09/01/2060(a)	1,000	977,953
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	1,630	1,458,431
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 5.375%, 09/01/2029	1,000	1,012,248
Virginia College Building Authority (Washington & Lee University) Series 2021 3.00%, 01/01/2040	2,000	1,649,098

ABFunds.com	AB Municipal Income Fund 141

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (National Senior Communities Obligated Group) Series 2020 3.375%, 01/01/2051	$1,000	$769,031
5.00%, 01/01/2028	2,100	2,165,715

		14,711,077

Washington – 4.1%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Authority Sales & Use Tax) Series 2009-2 5.491%, 11/01/2039	2,000	2,087,672
City of Tacoma WA Electric System Revenue (City of Tacoma WA Electric System Revenue) Series 2025-A 5.25%, 01/01/2055	14,785	15,739,181
Grays Harbor County Public Hospital District No. 1 (Grays Harbor County Public Hospital District No. 1) Series 2023 6.875%, 12/01/2053	300	332,136
Grays Harbor County Public Hospital District No. 2 (Grays Harbor County Public Hospital District No. 2) Series 2018 5.00%, 12/15/2048	5,650	5,272,791
Port of Seattle WA (Port of Seattle WA) Series 2021 4.00%, 08/01/2041	2,000	1,939,737
Series 2022 5.00%, 08/01/2047	11,195	11,467,778
5.50%, 08/01/2047	1,000	1,056,934
Series 2025-B 5.00%, 10/01/2033	2,000	2,250,775
5.00%, 10/01/2034	4,850	5,504,389
5.00%, 10/01/2036	4,110	4,639,816
5.00%, 10/01/2038	2,000	2,219,403
Port of Tacoma WA (Port of Tacoma WA) Series 2016-B 5.00%, 12/01/2037	2,000	2,010,381
5.00%, 12/01/2038	2,500	2,509,580
Spokane County School District No. 81 Spokane (Spokane County School District No. 81 Spokane) Series 2012 3.00%, 12/01/2031	2,000	1,988,462
Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group) Series 2025 5.50%, 09/01/2055	1,000	1,066,828

142 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2020 5.00%, 09/01/2040	$700	$734,613
Series 2021 3.00%, 12/01/2034(a)	425	407,762
5.00%, 12/01/2027(a)	440	458,156
5.00%, 12/01/2028(a)	315	333,905
5.00%, 12/01/2029(a)	170	183,122
5.00%, 12/01/2030(a)	265	290,035
5.00%, 12/01/2031(a)	265	291,027
5.00%, 12/01/2032(a)	225	246,688
5.00%, 12/01/2033(a)	490	534,388
Series 2025 4.25%, 03/01/2044	1,765	1,740,357
5.00%, 03/01/2039	1,620	1,773,164
Washington Higher Education Facilities Authority (of Gonzaga University) Series 2023 4.00%, 04/01/2043	2,600	2,502,745
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044(a)	1,000	967,054
5.00%, 01/01/2055(a)	1,000	907,656
Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 6.375%, 07/01/2063(a)	910	985,518
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	2,201	2,137,055
Series 2021-1, Class X 0.727%, 12/20/2035(g)	1,861	70,858
Washington State Housing Finance Commission (WSHFC 2023-1) Series 2023-1, Class A 3.375%, 04/20/2037	980	926,194
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.221%, 03/01/2050	993	972,923
Washington State Housing Finance Commission (WSHFC 2025-1) Series 2025-1, Class A1 4.079%, 08/20/2063	1,995	1,918,271

		78,467,354

ABFunds.com	AB Municipal Income Fund 143

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

West Virginia – 0.2%
Monongalia County Commission Excise Tax District (Monongalia County Commission Excise Tax District) Series 2023 0.00%, 06/01/2053(a)(f)	$760	$170,039
7.00%, 06/01/2043(a)	100	104,888
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.875%, 06/01/2049	1,320	1,211,115
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(c)	2,250	2,025,000

		3,511,042

Wisconsin – 3.6%
St. Croix Chippewa Indians of Wisconsin (St. Croix Chippewa Indians of Wisconsin) Series 2021 5.00%, 09/30/2041(a)	1,000	918,162
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(a)	1,000	996,513
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.875%, 07/01/2055	1,000	1,003,275
Wisconsin Health & Educational Facilities Authority (Froedtert ThedaCare Health Obligated Group) Series 2019 4.00%, 12/15/2035	305	307,311
4.00%, 12/15/2036	335	336,124
4.00%, 12/15/2037	320	319,010
4.00%, 12/15/2038	335	330,549
Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group) Series 2021 4.00%, 10/15/2035	1,375	1,412,420
4.00%, 10/15/2036	2,600	2,653,529
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2057	1,000	776,603

144 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner) Series 2022 4.625%, 03/15/2040(a)	$255	$228,049
Series 2022-A 3.875%, 12/01/2039(a)	1,170	1,043,405
Wisconsin Public Finance Authority (Absolute Awakenings) Series 2025-A 7.00%, 01/01/2045(a)	1,010	1,086,126
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(a)	2,000	921,883
Wisconsin Public Finance Authority (Beyond Boone LLC) AG Series 2019 5.00%, 07/01/2054	775	779,768
5.00%, 07/01/2058	750	753,889
Wisconsin Public Finance Authority (Blue Ridge Healthcare Obligated Group) Series 2020 5.00%, 01/01/2035	500	530,766
5.00%, 01/01/2036	500	529,084
5.00%, 01/01/2037	500	527,075
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(c)	6,750	6,306,903
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-B 5.00%, 12/01/2025	1,795	1,795,000
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052	1,150	1,152,784
5.00%, 02/01/2062	1,000	991,511
5.75%, 02/01/2052(a)	1,000	1,020,552
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(a)	2,825	2,555,340
Wisconsin Public Finance Authority (Heritage Bend Project) Series 2025 Zero Coupon, 12/15/2042(a)	3,485	1,063,798

ABFunds.com	AB Municipal Income Fund 145

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Inperium Obligated Group) Series 2024 5.75%, 12/01/2054(a)	$1,000	$1,004,179
Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031	680	476,564
Wisconsin Public Finance Authority (Montgomery County Municipal Utility District Nos 123 & 153) Series 2024 Zero Coupon, 12/15/2034(a)	1,000	584,642
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(a)	342	260,296
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.50%, 07/01/2044	1,000	1,034,323
5.75%, 07/01/2049	1,000	1,046,303
5.75%, 07/01/2054	2,000	2,081,372
Wisconsin Public Finance Authority (QCF Behavioral Hospitals I Obligated Group) Series 2024 7.50%, 07/01/2059(a)	1,000	1,125,826
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	2,000	2,030,092
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(a)	5,000	3,527,987
Series 2022 4.00%, 06/01/2049(a)	985	731,171
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 5.00%, 02/01/2033	2,000	2,000,273
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 5.75%, 06/30/2060	5,000	5,196,591
5.75%, 12/31/2065	6,630	6,875,499
6.50%, 06/30/2060	3,000	3,314,440
6.50%, 12/31/2065	3,400	3,759,080

146 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Triad Math & Science Academy) Series 2025 5.25%, 06/15/2065	$1,000	$955,106
Wisconsin Public Finance Authority (Waterstone Projects) Series 2024 5.50%, 12/15/2038(a)	1,000	1,003,951
Wisconsin Public Finance Authority (West 44th Avenue) Series 2025 5.00%, 01/01/2061	1,175	1,148,115
Wisconsin Public Finance Authority (Wisconsin Public Finance Authority-MF Affordable Housing) Series 2024-1 4.10%, 09/25/2039	1,540	1,555,977

		70,051,216

Total Long-Term Municipal Bonds (cost $1,885,858,544)		1,857,556,946

Short-Term Municipal Notes – 1.0%
California – 0.1%
Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 3.24%, 10/01/2047(a)(l)	2,000	2,000,000

New York – 0.3%
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2025 3.77% (MUNIPSA + 0.98%), 05/01/2026(b)	6,100	6,100,000

Other – 0.6%
Nuveen AMT-Free Municipal Credit Income Fund (Nuveen AMT-Free Municipal Credit Income Fund) Series 2019 3.24%, 03/01/2029(l)	5,200	5,200,000

ABFunds.com	AB Municipal Income Fund 147

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Nuveen AMT-Free Quality Municipal Income Fund (Nuveen AMT-Free Quality Municipal Income Fund) Series 2021 3.24%, 03/01/2029(l)	$6,100	$6,100,000

		11,300,000

Total Short-Term Municipal Notes (cost $19,396,937)		19,400,000

Total Municipal Obligations (cost $1,905,255,481)		1,876,956,946

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.6%
Agency CMBS – 0.6%
California Housing Finance Agency Series 2021-3, Class X 0.793%, 08/20/2036(g)	2,153	95,535
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2021-ML10, Class ACA 2.046%, 06/25/2038	942	794,248
Series 2021-ML10, Class AUS 2.032%, 01/25/2038	1,229	1,009,666
Series 2021-ML12, Class AUS 2.34%, 07/25/2041	1,908	1,614,675
Series 2022-ML13, Class XCA 0.965%, 07/25/2036(g)	1,477	79,818
Series 2022-ML13, Class XUS 1.005%, 09/25/2036(g)	2,559	173,081
Series 2024-ML21, Class AUS 4.615%, 08/25/2041	3,204	3,293,833
Series 2024-ML24, Class AUS 4.30%, 05/25/2041	4,343	4,378,301

		11,439,157

Non-Agency Fixed Rate CMBS – 0.0%
New Hampshire Business Finance Authority Series 2022-2, Class X 0.691%, 10/01/2036(g)	3,828	160,328
Washington State Housing Finance Commission Series 2023-1, Class X 1.495%, 04/20/2037(g)	4,898	476,796

		637,124

Total Commercial Mortgage-Backed Securities (cost $12,953,354)		12,076,281

148 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 0.1%
Financial Institutions – 0.1%
REITs – 0.1%
Bridgewater Castle Rock ALF LLC 9.50%, 12/31/2025(i)(j) (cost $635,000)	$635	$635,000

	Shares
PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Guayama Holdings 0.00%(d)(i)(j) (cost $969,220)	53,964	157,035

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.82%(m)(n)(o) (cost $8,247,493)	8,247,493	8,247,493

Total Investments – 98.2% (cost $1,928,060,548)		1,898,072,755
Other assets less liabilities – 1.8%		35,435,194

Net Assets – 100.0%		$1,933,507,949

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 45, 5 Year Index, 12/20/2030*	(5.00)%	Quarterly	3.23%	USD	41,200	$(3,465,677)	$(2,980,464)	$(485,213)

*	Termination date

ABFunds.com	AB Municipal Income Fund 149

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	58,000	10/15/2029	2.569%	CPI#	Maturity	$(147,882)	$	– 0	–	$(147,882)
USD	56,500	10/15/2029	2.485%	CPI#	Maturity	86,471		– 0	–	86,471

						$(61,411)	$	– 0	–	$(61,411)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	3,900	10/15/2030	1 Day SOFR	4.092%	Annual	$138,122	$	– 0	–	$138,122
USD	36,900	12/03/2031	1 Day SOFR	4.178%	Annual	1,576,563		– 0	–	1,576,563
USD	32,540	03/12/2032	1 Day SOFR	3.843%	Annual	730,599		(172)		730,771
USD	24,953	08/15/2034	3.844%	1 Day SOFR	Annual	(531,554)		– 0	–	(531,554)
USD	9,687	08/15/2034	3.856%	1 Day SOFR	Annual	(215,438)		– 0	–	(215,438)
USD	9,250	08/15/2034	3.272%	1 Day SOFR	Annual	216,761		– 0	–	216,761
USD	13,800	02/15/2035	3.800%	1 Day SOFR	Annual	(206,859)		379		(207,238)
USD	22,500	10/25/2035	3.521%	1 Day SOFR	Annual	169,688		– 0	–	169,688

						$1,877,882		$207		$1,877,675

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)
Bank of America NA	USD	2,500	03/12/2026	MMD 10 Year^	3.350%	Maturity	$127,455	– 0	–	$127,455
Bank of America NA	USD	2,500	05/06/2026	MMD 10 Year^	3.660%	Maturity	191,494	– 0	–	191,494
Bank of America NA	USD	2,000	06/25/2026	MMD 10 Year^	3.570%	Maturity	127,037	– 0	–	127,037
Bank of America NA	USD	3,000	08/10/2026	MMD 10 Year^	3.580%	Maturity	182,152	– 0	–	182,152
Bank of America NA	USD	3,000	09/18/2026	MMD 5 Year^	2.480%	Maturity	(14,175)	– 0	–	(14,175)
Citibank NA	USD	22,105	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	1,102,725	– 0	–	1,102,725
JPMorgan Chase Bank NA	USD	3,000	03/16/2026	MMD 10 Year^	3.460%	Maturity	184,047	– 0	–	184,047
JPMorgan Chase Bank NA	USD	2,500	04/23/2026	MMD 10 Year^	3.840%	Maturity	238,736	– 0	–	238,736
JPMorgan Chase Bank NA	USD	2,000	06/04/2026	MMD 10 Year^	3.690%	Maturity	153,916	– 0	–	153,916
Morgan Stanley Capital Services LLC	USD	5,000	12/19/2025	MMD 10 Year^	3.300%	Maturity	267,277	– 0	–	267,277

150 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	USD	2,500	03/12/2026	MMD 10 Year^	3.350%	Maturity	$127,455	$	– 0	–	$127,455
Morgan Stanley Capital Services LLC	USD	5,000	03/26/2026	MMD 10 Year^	3.640%	Maturity	391,837		– 0	–	391,837
Morgan Stanley Capital Services LLC	USD	5,000	04/13/2026	MMD 10 Year^	3.890%	Maturity	506,084		– 0	–	506,084
Morgan Stanley Capital Services LLC	USD	2,500	05/29/2026	MMD 10 Year^	3.660%	Maturity	186,248		– 0	–	186,248
Morgan Stanley Capital Services LLC	USD	2,500	07/13/2026	MMD 5 Year^	2.930%	Maturity	48,079		– 0	–	48,079
Royal Bank of Canada	USD	3,000	10/13/2026	MMD 5 Year^	2.610%	Maturity	2,137		– 0	–	2,137

							$3,822,504	$	– 0	–	$3,822,504

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2025, the aggregate market value of these securities amounted to $227,288,030 or 11.8% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at November 30, 2025.

(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.04% of net assets as of November 30, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	06/09/2022- 07/20/2022	$4,116,975	$87,538	0.00%
Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041	01/14/2021	2,465,054	1,900,000	0.10%
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2024 5.67%, 11/01/2038	10/19/2022	1,430,000	1,415,662	0.07%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039	03/29/2019	3,578,368	173,500	0.01%
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.517%, 11/01/2046	06/24/2024	1,910,000	1,898,379	0.10%

ABFunds.com	AB Municipal Income Fund 151

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2040	10/29/2020	$1,378,916	$1,084,000	0.06%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042	11/25/2022	1,000,000	986,931	0.05%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.50%, 11/01/2052	11/25/2022- 06/13/2025	1,058,505	1,016,276	0.05%
Last Step Recycling LLC (Last Step Recycling LLC) 9.50%, 12/15/2028	03/26/2025- 06/23/2025	546,278	546,278	0.03%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029	12/13/2022	1,236,717	850,000	0.04%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023	1,500,000	1,499,815	0.08%
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033	10/23/2020	950,000	190,000	0.01%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051	02/25/2022- 10/20/2022	1,293,300	159,500	0.01%
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038	05/31/2023	2,250,000	2,025,000	0.10%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	6,750,000	6,306,903	0.33%

(d)	Non-income producing security.

(e)	Defaulted.

(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at November 30, 2025.

(g)	IO – Interest Only.

152 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

(h)	When-Issued or delayed delivery security.

(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(j)	Fair valued by the Adviser.

(k)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at November 30, 2025.

(l)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(m)	The rate shown represents the 7-day yield as of period end.

(n)	Affiliated investments.

(o)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

As of November 30, 2025, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 7.1% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

CFD – Community Facilities District

CHF – Collegiate Housing Foundation

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

FHLMC – Federal Home Loan Mortgage Corporation

MMD – Municipal Market Data

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

ABFunds.com	AB Municipal Income Fund 153

PORTFOLIO OF INVESTMENTS

AB NEW YORK PORTFOLIO

November 30, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.6%
Long-Term Municipal Bonds – 95.9%
New York – 89.6%
Albany Capital Resource Corp. (Albany Medical Center Hospital Obligated Group) Series 2025 5.25%, 05/01/2045	$2,000	$2,158,934
Brookhaven Local Development Corp. (Jefferson’s Ferry) Series 2016 5.25%, 11/01/2036	1,785	1,807,221
Series 2020 4.00%, 11/01/2045	1,000	893,429
Broome County Local Development Corp. (Good Shepherd Village at Endwell Obligated Group) Series 2021 4.00%, 07/01/2047	1,000	850,016
Buffalo & Fort Erie Public Bridge Authority (Buffalo & Fort Erie Public Bridge Authority) Series 2017 5.00%, 01/01/2042	2,250	2,277,682
Build NYC Resource Corp. (City University of New York) Series 2014-A 5.00%, 06/01/2030	1,110	1,111,370
5.00%, 06/01/2033	1,320	1,321,598
5.00%, 06/01/2034	550	550,605
Build NYC Resource Corp. (Classical Charter School) Series 2023 4.75%, 06/15/2058	760	681,393
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.75%, 06/01/2052(a)	2,125	2,109,084
Build NYC Resource Corp. (Global Community Charter School) Series 2022 5.00%, 06/15/2052	1,275	1,077,570
Build NYC Resource Corp. (Grand Concourse Acadmey Charter School) Series 2022 5.00%, 07/01/2052	1,285	1,251,640
5.00%, 07/01/2062	4,000	3,818,839

154 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2051(a)	$1,500	$1,213,533
Build NYC Resource Corp. (KIPP NYC Public Charter Schools) Series 2023 5.25%, 07/01/2052	2,000	2,019,775
5.25%, 07/01/2057	1,865	1,878,257
5.25%, 07/01/2062	3,000	3,013,008
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/2029(b)(c)	2,555	1,788,500
5.50%, 11/01/2044(b)(c)	1,625	1,137,500
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052(d)	1,000	886,752
Build NYC Resource Corp. (South Bronx Charter School For Intl Cultures & The Arts) Series 2023 7.00%, 04/15/2053(a)	1,200	1,226,532
Build NYC Resource Corp. (Success Academy Charter Schools Obligated Group) Series 2024 4.00%, 09/01/2043	880	836,227
4.00%, 09/01/2044	1,025	964,379
Build NYC Resource Corp. (TrIPs Obligated Group) Series 2025 5.50%, 07/01/2050	5,000	5,222,908
Build NYC Resource Corp. (Zeta Charter Schools Obligated Group) Series 2025 5.375%, 10/15/2055(a)	1,000	997,803
5.375%, 10/15/2061(a)	2,000	1,976,150
City of New York NY (City of New York NY) Series 2021 1.396%, 08/01/2027	5,905	5,680,133
1.723%, 08/01/2029	2,475	2,289,354
1.823%, 08/01/2030	2,210	2,002,077
Series 2024-C 4.61%, 09/01/2037	1,000	984,338

ABFunds.com	AB Municipal Income Fund 155

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2025-A 5.00%, 08/01/2035	$2,000	$2,319,853
Series 2025-E 5.25%, 08/01/2050	5,000	5,262,241
City of New York NY (Prerefunded - US Treasuries) Series 2021 1.723%, 08/01/2029	525	486,656
1.823%, 08/01/2030	790	719,011
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2051	6,400	6,299,293
Series 2020-B 5.918%, 07/01/2039	1,285	1,271,059
Hempstead Town Local Development Corp. (Evergreen Charter School) Series 2022-A 5.50%, 06/15/2057	5,000	5,002,417
Hempstead Town Local Development Corp. (Molloy College) Series 2014 5.00%, 07/01/2034	1,845	1,845,934
5.00%, 07/01/2039	1,100	1,100,590
Series 2018 5.00%, 07/01/2048	1,495	1,499,514
Long Island Power Authority (Long Island Power Authority) Series 2016-B 5.00%, 09/01/2030	5,000	5,074,563
5.00%, 09/01/2033	3,515	3,565,056
Series 2023-E 5.00%, 09/01/2048	5,000	5,231,913
Series 2024-A 5.25%, 09/01/2054	5,000	5,316,415
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2016-A 5.25%, 11/15/2034	10,740	10,947,234
5.25%, 11/15/2035	5,000	5,087,745
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2010 6.814%, 11/15/2040	995	1,133,151
Series 2021 3.117% (SOFR + 0.43%), 11/01/2026(e)	100	99,937

156 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2024-B 5.00%, 11/15/2039	$5,000	$5,486,347
Series 2025 5.00%, 11/15/2035	2,290	2,629,238
5.25%, 11/15/2045	5,000	5,350,609
AG Series 2021 3.487% (SOFR + 0.80%), 11/01/2032(e)	1,285	1,285,171
BAM Series 2024-A 4.00%, 11/15/2048	6,000	5,497,230
Metropolitan Transportation Authority Dedicated Tax Fund (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2024 4.00%, 11/15/2054	3,000	2,775,677
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.875%, 07/01/2052(a)	2,000	1,978,251
Monroe County Industrial Development Corp./NY (Eugenio Maria de Hostos Charter School) Series 2024 5.00%, 07/01/2044(a)	1,000	950,893
5.00%, 07/01/2054(a)	2,000	1,791,580
5.00%, 07/01/2059(a)	1,350	1,198,152
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 4.00%, 12/01/2038	1,200	1,183,510
4.00%, 12/01/2039	1,000	976,526
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2040	2,150	2,106,259
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community) 5.00%, 01/01/2058(f)(g)	1,447	103,578
Nassau County Local Economic Assistance Corp. (Roosevelt Children’s Academy Charter School) Series 2023 5.00%, 07/01/2043	1,195	1,211,021
5.00%, 07/01/2055	3,700	3,654,442
New York City Health & Hospitals Corp. (New York City Health & Hospital Lease) Series 2025-A 5.00%, 02/15/2042	1,500	1,629,763

ABFunds.com	AB Municipal Income Fund 157

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New York City Housing Development Corp. (8 Spruce NY Owner LLC) Series 2024 4.00%, 12/15/2031	$330	$338,011
4.375%, 12/15/2031	640	654,039
5.25%, 12/15/2031	1,565	1,611,635
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2022-A 5.25%, 06/15/2052	10,000	10,598,270
Series 2023 5.25%, 06/15/2053	4,500	4,757,525
Series 2024-C 4.25%, 06/15/2054	3,000	2,888,789
New York City Transitional Finance Authority Building Aid Revenue (Prerefunded - US Treasuries) Series 2016-S 5.00%, 07/15/2034	1,000	1,002,944
New York City Transitional Finance Authority Building Aid Revenue (State of New York) Series 2025-S 5.00%, 07/15/2027	2,000	2,074,335
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2016-F 5.00%, 02/01/2032	10,000	10,034,902
Series 2023 5.50%, 05/01/2042	7,000	7,760,393
Series 2024 5.00%, 11/01/2039	10,000	11,117,183
Series 2025 5.00%, 05/01/2046	2,500	2,620,041
New York Convention Center Development Corp. (New York City Hotel Unit Fee Revenue Hotel Occupancy Tax) Series 2015 5.00%, 11/15/2034	9,220	9,230,398
5.00%, 11/15/2035	6,000	6,006,651
NEW York Energy Finance Development Corp. (Athene Annuity & Life Co.) Series 2025 5.00%, 07/01/2056	3,640	3,899,391

158 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(a)	$2,200	$2,199,994
5.375%, 11/15/2040(a)	700	699,997
7.25%, 11/15/2044(a)	1,280	1,280,940
New York Liberty Development Corp. (7 World Trade Center II) Series 2022 3.00%, 09/15/2043	2,000	1,654,058
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.625%, 09/15/2069	7,780	7,327,660
2.80%, 09/15/2069	5,780	5,405,810
New York Liberty Development Corp. (Port Authority of New York & New Jersey) Series 2021-1 3.00%, 02/15/2042	3,000	2,584,417
New York Power Authority (New York Power Authority SFP Transmission Project) AG Series 2023 5.00%, 11/15/2053	3,000	3,137,533
New York State Dormitory Authority (Catholic Health System Obligated Group) Series 2019 5.00%, 07/01/2035	1,310	1,271,898
New York State Dormitory Authority (Cornell University) Series 2024-A 5.50%, 07/01/2054	5,000	5,416,479
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2032(a)	1,000	1,008,876
5.00%, 12/01/2033(a)	1,000	1,007,007
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015-A 5.00%, 07/01/2031	3,000	3,001,032
5.00%, 07/01/2033	3,000	3,000,610
New York State Dormitory Authority (Iona College) Series 2021-A 5.00%, 07/01/2046	875	885,541
5.00%, 07/01/2051	1,200	1,205,714

ABFunds.com	AB Municipal Income Fund 159

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2022-2 5.00%, 07/01/2037	$200	$212,784
5.00%, 07/01/2042	275	282,032
New York State Dormitory Authority (Iona University) AG Series 2025 5.00%, 07/01/2051	2,285	2,374,240
New York State Dormitory Authority (Memorial Sloan-Kettering Cancer Center) Series 2022 4.00%, 07/01/2051	4,900	4,496,657
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2032	1,950	2,003,243
5.00%, 08/01/2033	2,000	2,049,228
5.00%, 08/01/2035	1,515	1,545,094
Series 2020 4.00%, 09/01/2037	800	754,150
4.00%, 09/01/2039	1,345	1,243,656
Series 2024 5.25%, 11/01/2041	2,300	2,469,608
5.50%, 11/01/2047	1,160	1,216,096
AG Series 2020 3.00%, 09/01/2050	3,000	2,212,190
New York State Dormitory Authority (Mount Sinai Hospital Obligated Group) Series 2025 5.25%, 07/01/2050	5,000	5,040,910
New York State Dormitory Authority (New School/The) Series 2016-A 5.00%, 07/01/2035	2,815	2,858,444
New York State Dormitory Authority (Pratt Institute) Series 2016 5.00%, 07/01/2030	1,000	1,010,448
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2009 5.628%, 03/15/2039	1,000	1,037,860
Series 2017-B 5.00%, 02/15/2033	8,095	8,398,477
Series 2025-A 5.00%, 03/15/2054	9,525	9,888,925
Series 2025-C 5.25%, 03/15/2050	1,000	1,066,768

160 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2047	$3,625	$3,126,271
New York State Dormitory Authority (White Plains Hospital Obligated Group) Series 2024 5.25%, 10/01/2049	3,840	3,911,268
New York State Environmental Facilities Corp. (Casella Waste Systems) Series 2019 2.875%, 12/01/2044(a)	3,125	2,984,958
New York State Thruway Authority (State of New York Pers Income Tax) Series 2025-A 5.00%, 03/15/2045	1,000	1,061,401
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036	1,000	973,863
5.00%, 01/01/2030	2,395	2,469,707
Series 2020 5.00%, 10/01/2035	2,200	2,296,408
5.00%, 10/01/2040	3,815	3,870,299
Series 2023 6.00%, 04/01/2035	1,000	1,103,593
New York Transportation Development Corp. (Empire State Thruway Partners) Series 2021 4.00%, 10/31/2046	11,000	9,871,222
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2020 5.00%, 12/01/2031	1,150	1,234,725
New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 5.50%, 12/31/2060	4,250	4,340,965
AG Series 2024 0.00%, 12/31/2054(h)	3,000	1,957,643
New York Transportation Development Corp. (JFK NTO LLC) Series 2024 5.50%, 06/30/2060	10,000	10,128,890
AG Series 2023 5.00%, 06/30/2049	1,000	1,007,360
5.125%, 06/30/2060	5,000	5,024,916

ABFunds.com	AB Municipal Income Fund 161

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 4.00%, 07/01/2032	$2,000	$1,987,928
4.00%, 07/01/2033	2,250	2,239,805
5.00%, 07/01/2034	2,490	2,491,604
5.00%, 07/01/2046	2,000	1,992,179
5.25%, 01/01/2050	3,030	3,029,951
Niagara Area Development Corp. (Reworld Holding Corp.) Series 2018-A 4.75%, 11/01/2042(a)	5,000	4,481,420
Oneida County Local Development Corp. (Hamilton College) Series 2021 5.00%, 07/01/2051	2,405	2,692,040
Onondaga Civic Development Corp. (Crouse Health Hospital Obligated Group) Series 2024 5.375%, 08/01/2054	1,650	1,448,597
Onondaga Civic Development Corp. (Le Moyne College) Series 2021 5.00%, 07/01/2051	1,400	1,391,817
Series 2022 4.00%, 07/01/2042	525	482,667
Onondaga Civic Development Corp. (Syracuse University) Series 2025 5.50%, 12/01/2056	5,150	5,656,669
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2018-2 5.00%, 09/15/2031	2,000	2,081,999
Series 2020-2 4.00%, 07/15/2045	5,000	4,622,573
Series 2022-2 5.00%, 08/01/2035	2,500	2,729,766
Series 2023-2 5.00%, 07/15/2038	2,000	2,168,258
5.00%, 12/01/2038	2,000	2,167,139
5.00%, 07/15/2040	1,625	1,731,465
Saratoga County Capital Resource Corp. (Washington Saratoga Warren Hamilton & Essex Boces) Series 2025 5.00%, 07/01/2047	3,000	3,178,508

162 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2014-C 5.00%, 07/01/2031	$2,500	$2,503,526
Suffolk County Economic Development Corp. (Peconic Landing at Southold) Series 2020 5.00%, 12/01/2040	1,500	1,516,283
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 5.75%, 12/01/2044	1,600	1,626,867
Suffolk Tobacco Asset Securitization Corp. (Suffolk Tobacco Asset Securitization) Series 2021 4.00%, 06/01/2050	790	720,880
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.511%, 05/15/2035	3,500	2,981,202
Series 2021-C 5.00%, 05/15/2051	10,000	10,326,561
Series 2022 3.737% (SOFR + 1.05%), 04/01/2026(e)	2,500	2,500,957
Series 2024 5.00%, 11/15/2035	1,000	1,166,677
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2017-B 5.00%, 11/15/2036	3,000	3,084,823
Series 2020-A
5.00%, 11/15/2049	3,000	3,094,411
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2035	1,250	1,344,825
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts) Series 2020 4.00%, 12/01/2033	1,000	1,034,544
TSASC, Inc./NY (TSASC, Inc./NY) Series 2016 5.00%, 06/01/2045	3,350	2,975,009

ABFunds.com	AB Municipal Income Fund 163

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2017-A 5.00%, 06/01/2041	$10,850	$10,876,687
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	1,515	1,515,135
5.25%, 09/15/2042	135	131,434
5.25%, 09/15/2047	235	218,901
5.25%, 09/15/2053	505	458,018
Westchester County Healthcare Corp./NY (Westchester County Health Care Obligated Group) Series 2010-B 6.00%, 11/01/2030	105	105,023
Westchester County Local Development Corp. (Kendal on Hudson Obligated Group) Series 2022 4.25%, 01/01/2045	2,925	2,728,105
5.00%, 01/01/2051	2,505	2,507,005
Westchester Tobacco Asset Securitization Corp. (Westchester Tobacco Asset Securitization) Series 2016-B 5.00%, 06/01/2041	1,830	1,832,799

		479,127,865

Alabama – 0.2%
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	1,000	1,044,253

Florida – 0.1%
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2017 5.00%, 05/01/2032	400	401,232
Marshall Creek Community Development District (Marshall Creek Community Development District) Series 2016 6.32%, 05/01/2045	45	45,070

		446,302

Georgia – 0.0%
Municipal Electric Authority of Georgia (PowerSouth Energy Cooperative) Series 2019 5.00%, 01/01/2037	100	102,987
5.00%, 01/01/2039	100	102,532

		205,519

164 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Guam – 2.4%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2023 5.25%, 10/01/2031	$175	$189,627
5.25%, 10/01/2036	585	636,157
Series 2024-A 5.25%, 10/01/2037	1,000	1,089,362
5.25%, 10/01/2042	300	313,991
Guam Government Waterworks Authority (Guam Govt Waterworks Authority) Series 2016 5.00%, 01/01/2046	4,440	4,443,051
Guam Power Authority (Guam Power Authority) Series 2017-A 5.00%, 10/01/2036	1,000	1,023,846
5.00%, 10/01/2037	1,500	1,531,871
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	3,760	3,611,829

		12,839,734

Illinois – 0.1%
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2036	115	115,036
5.00%, 09/01/2038	100	100,060

		215,096

Indiana – 0.0%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(b)(c)	26	3
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(b)(c)(d)	745	37,250

		37,253

Maryland – 0.2%
City of Baltimore MD (City of Baltimore MD Harbor Point Special Taxing District) Series 2019 3.50%, 06/01/2039(a)	650	591,627
Series 2019-B 3.70%, 06/01/2039(a)	200	186,081

		777,708

ABFunds.com	AB Municipal Income Fund 165

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 2.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(a)	$1,290	$1,343,641
5.00%, 07/01/2035(a)	1,295	1,340,439
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AG Series 2007-V 5.25%, 07/01/2031	710	723,693
NATL Series 2007-V 5.25%, 07/01/2034	1,000	1,011,360
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	140	139,252
6.625%, 01/01/2028	1,068	1,060,060
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2046	1,400	1,571,144
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2019-A 4.329%, 07/01/2040	620	603,641
4.55%, 07/01/2040	73	72,700
4.75%, 07/01/2053	3,000	2,849,475

		10,715,405

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	1,020	979,655

Texas – 0.3%
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	100	83,917
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2024-A 5.75%, 12/01/2054	722	622,157

166 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	$1,000	$1,102,578

		1,808,652

Washington – 0.0%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044(a)	100	96,705
5.00%, 01/01/2049(a)	105	97,624

		194,329

Wisconsin – 0.8%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(d)	1,250	1,167,945
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 6.50%, 06/30/2060	2,320	2,563,167
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2026(a)	390	393,663
5.00%, 10/01/2028(a)	225	232,303
5.00%, 10/01/2029(a)	100	104,129

		4,461,207

Total Long-Term Municipal Bonds (cost $521,937,886)		512,852,978

SHORT-TERM MUNICIPAL NOTES – 0.7%
New York – 0.7%
Nuveen New York AMT-Free Quality Municipal Income Fund (Nuveen New York AMT-Free Quality Municipal Income Fund) Series 2017 3.24%, 05/01/2047(a)(i)	2,800	2,800,000
Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2025 4.00%, 08/21/2026	1,000	1,010,289

Total Short-Term Municipal Notes (cost $3,810,600)		3,810,289

Total Municipal Obligations (cost $525,748,486)		516,663,267

ABFunds.com	AB Municipal Income Fund 167

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Guayama Holdings 0.00%(c)(f)(g) (cost $421,410)	23,486	$68,344

SHORT-TERM INVESTMENTS – 1.8%
Investment Companies – 1.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.82%(j)(k)(l) (cost $9,586,880)	9,586,880	9,586,880

Total Investments – 98.4% (cost $535,756,776)		526,318,491
Other assets less liabilities – 1.6%		8,453,936

Net Assets – 100.0%		$534,772,427

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 44, 5 Year Index, 12/20/2030*	(5.00)%	Quarterly	3.23%	USD	7,500	$(630,888)	$(535,158)	$(95,730)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	14,750	10/15/2029	2.569%	CPI#	Maturity	$(37,608)	$	– 0	–	$(37,608)
USD	14,250	10/15/2029	2.485%	CPI#	Maturity	21,809		– 0	–	21,809

						$(15,799)	$	– 0	–	$(15,799)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

168 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	27,500	01/15/2027	1 Day SOFR	2.583%	Annual	$(688,406)	$	– 0	–	$(688,406)
USD	5,200	01/15/2027	1 Day SOFR	2.540%	Annual	(134,625)		– 0	–	(134,625)
USD	2,700	01/15/2029	1 Day SOFR	3.315%	Annual	(18,621)		– 0	–	(18,621)
USD	6,900	10/15/2030	1 Day SOFR	4.092%	Annual	244,370		– 0	–	244,370
USD	4,900	10/15/2030	1 Day SOFR	4.082%	Annual	171,385		– 0	–	171,385
USD	7,800	12/03/2031	1 Day SOFR	4.111%	Annual	301,865		– 0	–	301,865
USD	4,200	12/03/2031	1 Day SOFR	3.898%	Annual	103,453		(557)		104,010
USD	5,800	07/30/2032	1 Day SOFR	3.701%	Annual	90,582		– 0	–	90,582
USD	4,900	06/15/2034	3.543%	1 Day SOFR	Annual	13,990		537		13,453
USD	7,900	02/15/2035	3.680%	1 Day SOFR	Annual	(39,621)		– 0	–	(39,621)
USD	6,800	09/25/2035	3.587%	1 Day SOFR	Annual	14,895		– 0	–	14,895
USD	5,800	09/25/2035	3.509%	1 Day SOFR	Annual	47,765		– 0	–	47,765

						$107,032		$(20)		$107,052

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank NA	USD	9,395	10/09/2029	1.125%	1 Week SIFMA	*	Quarterly	$468,677	$	– 0	–	$468,677

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2025, the aggregate market value of these securities amounted to $35,271,037 or 6.6% of net assets.

(b)	Defaulted.

(c)	Non-income producing security.

(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.40% of net assets as of November 30, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052	06/20/2019 - 09/21/2023	$969,550	$886,752	0.17%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039	03/29/2019 - 07/23/2019	768,004	37,250	0.01%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	1,250,000	1,167,945	0.22%

ABFunds.com	AB Municipal Income Fund 169

PORTFOLIO OF INVESTMENTS (continued)

(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at November 30, 2025.

(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(g)	Fair valued by the Adviser.

(h)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at November 30, 2025.

(i)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(j)	The rate shown represents the 7-day yield as of period end.

(k)	Affiliated investments.

(l)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

As of November 30, 2025, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.7% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

170 AB Municipal Income Fund	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

November 30, 2025 (unaudited)

	AB California		AB High Income Municipal
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,258,623,279 and $3,354,731,190, respectively)	$1,242,480,571		$3,087,155,850
Affiliated issuers (cost $17,235,930 and $1,801,803, respectively)	17,235,930		1,801,803
Cash	2,599,405		– 0	–
Cash collateral due from broker	3,949,122		19,354,991
Interest receivable	16,667,556		46,374,540
Unrealized appreciation on interest rate swaps	629,559		12,214,061
Receivable for capital stock sold	407,332		2,605,718
Receivable for investment securities sold	105,000		7,932,571
Affiliated dividends receivable	35,193		29,313
Receivable for variation margin on centrally cleared swaps	20,210		– 0	–
Receivable due from Adviser	13,544		1,373

Total assets	1,284,143,422		3,177,470,220

Liabilities
Due to custodian	– 0	–	68,687
Payable for investment securities purchased	9,665,500		5,921,981
Payable for capital stock redeemed	1,186,126		3,817,281
Cash collateral due to broker	800,000		9,964,000
Dividends payable	543,242		1,801,578
Advisory fee payable	435,574		1,054,439
Distribution fee payable	109,439		113,699
Administrative fee payable	71,104		83,651
Transfer Agent fee payable	7,570		18,192
Directors’ fees payable	6,945		11,273
Unrealized depreciation on interest rate swaps	– 0	–	94,499
Payable for floating rate notes issued(a)	– 0	–	375,335,000
Payable for variation margin on centrally cleared swaps	– 0	–	645,274
Accrued expenses and other liabilities	60,512		2,154,793

Total liabilities	12,886,012		401,084,347

Net Assets	$1,271,257,410		$2,776,385,873

Composition of Net Assets
Capital stock, at par	$120,558		$268,835
Additional paid-in capital	1,302,733,442		3,138,323,000
Accumulated loss	(31,596,590)		(362,205,962)

	$1,271,257,410		$2,776,385,873

(a)	Represents short-term floating rate certificates issued by tender option bond trusts (see Note I).

See notes to financial statements.

ABFunds.com	AB Municipal Income Fund 171

STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—81,200,000,000 shares of capital stock authorized, $.001 par value (see Note E)

AB California Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$508,597,794	48,233,015	$10.54	*

Class C	$15,900,980	1,508,397	$10.54

Advisor Class	$746,758,636	70,816,879	$10.54

AB High Income Municipal Portfolio

Class A	$466,276,796	45,129,161	$10.33	*

Class C	$33,170,898	3,212,427	$10.33

Advisor Class	$2,077,930,679	201,221,496	$10.33

Class Z	$199,007,500	19,271,500	$10.33

*	The maximum offering price per share for Class A of AB California Portfolio and AB High Income Municipal Portfolio were $10.87 and $10.65, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

172 AB Municipal Income Fund	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

	AB National		AB New York
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,919,813,055 and $526,169,896, respectively)	$1,889,825,262		$516,731,611
Affiliated issuers (cost $8,247,493 and $9,586,880, respectively)	8,247,493		9,586,880
Cash	1,517,201		192,233
Cash collateral due from broker	6,446,018		1,838,572
Receivable for investment securities sold	1,111,653		– 0	–
Interest receivable	25,669,916		7,145,248
Affiliated dividends receivable	43,381		19,496
Receivable for capital stock sold	5,917,521		633,478
Unrealized appreciation on interest rate swaps	3,836,679		468,677
Receivable due from Adviser	31,474		25,715
Receivable for newly entered centrally cleared interest rate swaps	– 0	–	4,594
Receivable for variation margin on centrally cleared swaps	– 0	–	13,363

Total assets	1,942,646,598		536,659,867

Liabilities
Payable for investment securities purchased	2,094,883		– 0	–
Payable for capital stock redeemed	1,529,291		587,990
Unrealized depreciation on interest rate swaps	14,175		– 0	–
Advisory fee payable	663,898		183,339
Distribution fee payable	84,304		61,069
Transfer Agent fee payable	21,656		6,051
Directors’ fees payable	8,834		5,059
Administrative fee payable	83,006		68,464
Dividends payable	587,342		109,888
Cash collateral due to broker	3,410,000		650,000
Payable for terminated centrally cleared credit default swaps	544,906		148,634
Payable for variation margin on centrally cleared swaps	13,440		– 0	–
Accrued expenses	82,914		66,946

Total liabilities	9,138,649		1,887,440

Net Assets	$1,933,507,949		$534,772,427

Composition of Net Assets
Capital stock, at par	$199,485		$57,542
Additional paid-in capital	2,034,136,068		576,147,237
Accumulated loss	(100,827,604)		(41,432,352)

	$1,933,507,949		$534,772,427

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—81,200,000,000 shares of capital stock authorized, $.001 par value (see Note E)

AB National Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$389,023,153	40,138,255	$9.69	*

Class C	$12,023,159	1,241,974	$9.68

Advisor Class	$1,532,461,637	158,105,041	$9.69

AB New York Portfolio

Class A	$290,247,408	31,234,101	$9.29	*

Class C	$7,005,797	754,192	$9.29

Advisor Class	$237,519,222	25,554,028	$9.29

*	The maximum offering price per share for Class A of AB National Portfolio and AB New York Portfolio were $9.99 and $9.58, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

174 AB Municipal Income Fund	ABFunds.com

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2025 (unaudited)

	AB California		AB High Income Municipal
Investment Income
Interest	$25,392,815		$78,769,361
Dividends—Affiliated issuers	127,639		423,102

Total income	25,520,454		79,192,463

Expenses
Advisory fee (see Note B)	2,770,010		6,811,801
Distribution fee—Class A	621,775		569,411
Distribution fee—Class C	84,351		176,693
Transfer agency—Class A	52,839		46,472
Transfer agency—Class C	1,839		3,762
Transfer agency—Advisor Class	76,066		210,253
Transfer agency—Class Z	– 0	–	20,053
Custody and accounting	70,611		118,425
Administrative	53,907		57,059
Legal	29,179		26,648
Audit and tax	27,621		43,338
Registration fees	22,983		54,353
Printing	22,255		38,175
Directors’ fees	14,215		21,742
Miscellaneous	18,567		33,185

Total expenses before interest expense	3,866,218		8,231,370
Interest expense	34,506		6,269,531

Total expenses	3,900,724		14,500,901
Less: expenses waived and reimbursed by the Adviser (see Note B)	(88,417)		(20,628)

Net expenses	3,812,307		14,480,273

Net investment income	21,708,147		64,712,190

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(3,000,098)		(21,534,120)
Swaps	1,103,544		2,098,146
Net change in unrealized appreciation (depreciation) of:
Investments	43,981,945		99,509,913
Swaps	(2,703,272)		8,842,782

Net gain on investment transactions	39,382,119		88,916,721

Net Increase in Net Assets from Operations	$61,090,266		$153,628,911

See notes to financial statements.

ABFunds.com	AB Municipal Income Fund 175

STATEMENT OF OPERATIONS (continued)

	AB National	AB New York
Investment Income
Interest	$40,837,106	$10,467,412
Dividends—Affiliated issuers	167,382	86,029

Total income	41,004,488	10,553,441

Expenses
Advisory fee (see Note B)	4,222,243	1,157,051
Distribution fee—Class A	487,843	356,306
Distribution fee—Class C	66,156	38,186
Transfer agency—Class A	67,683	41,657
Transfer agency—Class C	2,569	1,138
Transfer agency—Advisor Class	255,036	32,313
Custody and accounting	101,983	49,225
Audit and tax	28,346	28,346
Legal	28,925	26,052
Printing	34,246	19,609
Directors’ fees	17,485	10,703
Registration fees	51,448	20,258
Administrative	62,473	50,438
Miscellaneous	23,911	11,008

Total expenses before interest expense	5,450,347	1,842,290
Interest expense	27,953	902

Total expenses	5,478,300	1,843,192
Less: expenses waived and reimbursed by the Adviser (see Note B)	(213,430)	(166,300)

Net expenses	5,264,870	1,676,892

Net investment income	35,739,618	8,876,549

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(4,585,952)	(956,601)
Swaps	58,544	696,146
Net change in unrealized appreciation (depreciation) of:
Investments	60,919,465	16,210,915
Swaps	1,196,184	(1,375,614)

Net gain on investment transactions	57,588,241	14,574,846

Net Increase in Net Assets from Operations	$93,327,859	$23,451,395

See notes to financial statements.

176 AB Municipal Income Fund	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	AB California
	Six Months Ended November 30, 2025 (unaudited)	Year Ended May 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$21,708,147	$41,150,127
Net realized loss on investment transactions	(1,896,554)	(980,705)
Net change in unrealized appreciation (depreciation) of investments	41,278,673	(22,415,650)

Net increase in net assets from operations	61,090,266	17,753,772
Distributions to Shareholders
Class A	(8,356,446)	(15,968,115)
Class C	(219,791)	(489,024)
Advisor Class	(12,927,170)	(24,465,021)
Capital Stock Transactions
Net increase	14,798,745	81,527,308

Total increase	54,385,604	58,358,920
Net Assets
Beginning of period	1,216,871,806	1,158,512,886

End of period	$1,271,257,410	$1,216,871,806

See notes to financial statements.

ABFunds.com	AB Municipal Income Fund 177

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB High Income Municipal
	Six Months Ended November 30, 2025 (unaudited)	Year Ended May 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$64,712,190	$134,107,192
Net realized loss on investment transactions	(19,435,974)	(47,892,890)
Net change in unrealized appreciation (depreciation) of investments	108,352,695	3,864,098

Net increase in net assets from operations	153,628,911	90,078,400
Distributions to Shareholders
Class A	(9,827,010)	(21,329,163)
Class C	(629,436)	(1,455,912)
Advisor Class	(47,129,926)	(89,487,695)
Class Z	(4,414,256)	(12,242,188)
Capital Stock Transactions
Net decrease	(55,937,809)	(15,008,513)

Total increase (decrease)	35,690,474	(49,445,071)
Net Assets
Beginning of period	2,740,695,399	2,790,140,470

End of period	$2,776,385,873	$2,740,695,399

See notes to financial statements.

178 AB Municipal Income Fund	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB National
	Six Months Ended November 30, 2025 (unaudited)	Year Ended May 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$35,739,618	$70,205,844
Net realized loss on investment transactions	(4,527,408)	(14,932,453)
Net change in unrealized appreciation (depreciation) of investments	62,115,649	(20,376,162)

Net increase in net assets from operations	93,327,859	34,897,229
Distributions to Shareholders
Class A	(6,935,657)	(13,365,502)
Class C	(185,679)	(408,616)
Advisor Class	(28,002,802)	(54,075,082)
Capital Stock Transactions
Net increase	23,232,870	36,316,201

Total increase	81,436,591	3,364,230
Net Assets
Beginning of period	1,852,071,358	1,848,707,128

End of period	$1,933,507,949	$1,852,071,358

See notes to financial statements.

ABFunds.com	AB Municipal Income Fund 179

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB New York
	Six Months Ended November 30, 2025 (unaudited)	Year Ended May 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$8,876,549	$16,783,592
Net realized loss on investment transactions	(260,455)	(6,727,655)
Net change in unrealized appreciation (depreciation) of investments	14,835,301	(1,239,403)

Net increase in net assets from operations	23,451,395	8,816,534
Distributions to Shareholders
Class A	(4,736,531)	(9,266,535)
Class C	(98,116)	(231,656)
Advisor Class	(3,955,453)	(6,624,911)
Capital Stock Transactions
Net increase	18,387,587	17,701,766

Total increase	33,048,882	10,395,198
Net Assets
Beginning of period	501,723,545	491,328,347

End of period	$534,772,427	$501,723,545

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

November 30, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB Municipal Income Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of the diversified AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio (the “Portfolios”). Each series is considered to be a separate entity for financial reporting and tax purposes. The AB California Portfolio, AB National Portfolio and AB New York Portfolio offer Class A, Class C and Advisor Class shares. The AB High Income Municipal Portfolio offers Class A, Class C, Advisor Class and Class Z shares. Class B and Class T shares have been authorized but currently are not offered. Class Z shares have been authorized but currently are not being offered for AB California Portfolio, AB National Portfolio and AB New York Portfolio. Class A shares are sold with a front-end sales charge of up to 3% for purchases up to $500,000; purchases of $500,000 or more are not subject to a sales charge. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All six classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolios’ valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the

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NOTES TO FINANCIAL STATEMENTS (continued)

Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolios’ portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed and over-the-counter (“OTC”) put and call options are valued using market quotations when available. Listed options are generally valued at the last reported sale price, provided such price is within the bid-ask range, otherwise, they are valued based on the bid or ask price, as determined by a pricing service; options on futures may be valued at their settlement prices; OTC options, including flexible exchange-traded options (“Flex Options”), are generally valued using models that consider the terms of the option and relevant market inputs and are typically valued at transaction price on the trade date; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value (“NAV”) per share, while exchange-traded funds are valued at the closing market price per share.

182 AB Municipal Income Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order

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NOTES TO FINANCIAL STATEMENTS (continued)

to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of November 30, 2025:

AB California Portfolio

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,224,749,444		$	– 0	–	$1,224,749,444
Short-Term Municipal Notes		– 0	–	12,617,547			– 0	–	12,617,547
Commercial Mortgage-Backed Securities		– 0	–	5,029,533			– 0	–	5,029,533
Preferred Stocks		– 0	–	– 0	–		84,047		84,047
Short-Term Investments		17,235,930		– 0	–		– 0	–	17,235,930

Total Investments in Securities		17,235,930		1,242,396,524			84,047		1,259,716,501
Other Financial Instruments(a):
Assets:
Centrally Cleared Credit Default Swaps		– 0	–	(1,564,601)			– 0	–	(1,564,601	)(b)
Centrally Cleared Inflation (CPI) Swaps		– 0	–	54,331			– 0	–	54,331	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	2,017,873			– 0	–	2,017,873	(b)
Interest Rate Swaps		– 0	–	629,559			– 0	–	629,559
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(93,064)			– 0	–	(93,064	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(542,164)			– 0	–	(542,164	)(b)

Total		$17,235,930		$1,242,898,458			$84,047		$1,260,218,435

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NOTES TO FINANCIAL STATEMENTS (continued)

AB High Income Municipal Portfolio

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$3,054,685,170		$3,360,382	(c)	$3,058,045,552
Short-Term Municipal Notes		– 0	–	185,259		– 0	–	185,259
Corporates – Non-Investment Grade		– 0	–	6,557,359		11,210,509		17,767,868
Corporates – Investment Grade		– 0	–	6,485,913		– 0	–	6,485,913
Commercial Mortgage-Backed Securities		– 0	–	4,014,410		– 0	–	4,014,410
Preferred stocks		– 0	–	– 0	–	656,848		656,848
Short-Term Investments		1,801,803		– 0	–	– 0	–	1,801,803

Total Investments in Securities		1,801,803		3,071,928,111		15,227,739	(c)	3,088,957,653
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	189,777		– 0	–	189,777	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	7,688,445		– 0	–	7,688,445	(b)
Interest Rate Swaps		– 0	–	12,214,061		– 0	–	12,214,061
Liabilities:
Centrally Cleared Credit Default Swaps		– 0	–	(14,437,236)		– 0	–	(14,437,236	)(b)
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(321,261)		– 0	–	(321,261	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(2,740,414)		– 0	–	(2,740,414	)(b)
Interest Rate Swaps		– 0	–	(94,499)		– 0	–	(94,499)

Total		$1,801,803		$3,074,426,984		$15,227,739	(c)	$3,091,456,526

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NOTES TO FINANCIAL STATEMENTS (continued)

AB National Portfolio

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,856,820,668		$736,278	(c)	$1,857,556,946
Short-Term Municipal Notes		– 0	–	19,400,000		– 0	–	19,400,000
Commercial Mortgage-Backed Securities		– 0	–	12,076,281		– 0	–	12,076,281
Corporates – Non-Investment Grade		– 0	–	– 0	–	635,000		635,000
Preferred Stocks		– 0	–	– 0	–	157,035		157,035
Short-Term Investments		8,247,493		– 0	–	– 0	–	8,247,493

Total Investments in Securities		8,247,493		1,888,296,949		1,528,313	(c)	1,898,072,755
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	86,471		– 0	–	86,471	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	2,831,733		– 0	–	2,831,733	(b)
Interest Rate Swaps		– 0	–	3,836,679		– 0	–	3,836,679
Liabilities:
Centrally Cleared Credit Default Swaps		– 0	–	(3,465,677)		– 0	–	(3,465,677	)(b)
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(147,882)		– 0	–	(147,882	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(953,851)		– 0	–	(953,851	)(b)
Interest Rate Swaps		– 0	–	(14,175)		– 0	–	(14,175)

Total		$8,247,493		$1,890,470,247		$1,528,313	(c)	$1,900,246,053

AB New York Portfolio

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$512,749,400		$103,578		$512,852,978
Short-Term Municipal Notes		– 0	–	3,810,289		– 0	–	3,810,289
Preferred Stocks		– 0	–	– 0	–	68,344		68,344
Short-Term Investments		9,586,880		– 0	–	– 0	–	9,586,880

Total Investments in Securities		9,586,880		516,559,689		171,922		526,318,491
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	21,809		– 0	–	21,809	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	988,305		– 0	–	988,305	(b)
Interest Rate Swaps		– 0	–	468,677		– 0	–	468,677
Liabilities:
Centrally Cleared Credit Default Swaps		– 0	–	(630,888)		– 0	–	(630,888	)(b)
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(37,608)		– 0	–	(37,608	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(881,273)		– 0	–	(881,273	)(b)

Total		$9,586,880		$516,488,711		$171,922		$526,247,513

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NOTES TO FINANCIAL STATEMENTS (continued)

The Fund holds liabilities for floating rate note obligations which are not reflected in the table above. The fair value of the Fund’s liabilities for floating rate note obligations approximates their liquidation values. Floating rate note obligations are generally classified as level 2.

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

(c)	The Portfolio held securities with zero market value at period end.

3. Taxes

It is each Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolios have a tax year-end of November 30 concurrent with the filing of the Portfolios’ tax returns.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolios are informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolios amortize premiums and accrete original issue and market discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

5. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to the Portfolios or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

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NOTES TO FINANCIAL STATEMENTS (continued)

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

8. Segment Information

The Portfolios represent a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolios’ President is the CODM. The CODM monitors the operating results of the Portfolios as a whole and the pre-determined Portfolios’ long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Portfolios’ comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolios pay the Adviser at the annual rates as follows:

	Average Daily Net Assets
Portfolio	First $2.5 Billion	Next $2.5 Billion	In Excess of $5 Billion
AB California	.45%	.40%	.35%
AB High Income Municipal	.50%	.45%	.40%
AB National	.45%	.40%	.35%
AB New York	.45%	.40%	.35%

Such fees are accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total operating expenses (excluding interest expense,

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brokerage commissions and other transaction costs, taxes and extraordinary expenses) on an annual basis (the “Expense Caps”) as follows:

Portfolio	Class A	Class C	Advisor Class	Class Z
AB California	.75%	1.50%	.50%	N/A
AB High Income Municipal	.80%	1.55%	.55%	.55%
AB National	.75%	1.50%	.50%	N/A
AB New York	.75%	1.50%	.50%	N/A

This contractual agreement extends through September 30, 2026, for all Portfolios and may be extended by the Adviser for additional one year terms.

For the six months ended November 30, 2025, such reimbursements amounted to $82,304, $-0-, $204,966 and $162,187 for AB California, AB High Income Municipal, AB National and AB New York Portfolios, respectively.

Pursuant to the investment advisory agreement, each Portfolio may reimburse the Adviser for certain legal and accounting services provided to each Portfolio by the Adviser. For the six months ended November 30, 2025, the reimbursement for such services amounted to $53,907, $57,059, $62,473 and $50,438 for AB California, AB High Income Municipal, AB National and AB New York Portfolios, respectively.

The Portfolios compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolios. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to: AB California Portfolio, $32,346; AB High Income Municipal Portfolio, $88,610; AB National Portfolio, $82,734 and AB New York Portfolio, $23,591 for the six months ended November 30, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolios’ shares. The Distributor has advised the Portfolios that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares for each Portfolio for the six months ended November 30, 2025, as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Portfolio	Class A		Class A		Class C
AB California	$85		$16,500		$2,482
AB High Income Municipal	– 0	–	16,034		3,393
AB National	135		941		239
AB New York	– 0	–	– 0	–	625

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NOTES TO FINANCIAL STATEMENTS (continued)

The Portfolios may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolios in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to each Portfolio’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Portfolios as an acquired fund fee and expense. For the six months ended November 30, 2025, such waivers amounted to:

Portfolio	Amount
AB California	$6,113
AB High Income Municipal	20,628
AB National	8,464
AB New York	4,113

In connection with the Portfolios’ investments in other AB mutual funds, the Adviser has contractually agreed to waive fees and/or reimburse the expenses payable to the Adviser by the Portfolios in an amount equal to the Portfolios’ pro rata share of the effective advisory fees of AB mutual funds, as paid by the Portfolios as an acquired fund fee and expense. These fee waivers and/or expense reimbursements will remain in effect until September 30, 2026. For the six months ended November 30, 2025, there were no such waivers and/or reimbursements for AB High Income Municipal Portfolio.

A summary of the Portfolios’ transactions in AB mutual funds for the six months ended November 30, 2025 is as follows:

Portfolio	Market Value 5/31/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/25 (000)	Dividend Income (000)
AB California	$13,920	$133,547	$130,231	$17,236	$128
AB High Income Municipal	57,952	276,739	332,889	1,802	423
AB National	6,741	194,920	193,414	8,247	167
AB New York	4,007	76,641	71,061	9,587	86

NOTE C

Distribution Services Agreement

The Portfolios have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Portfolios’ average daily net assets attributable to

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NOTES TO FINANCIAL STATEMENTS (continued)

Class A shares and 1% of the Portfolios’ average daily net assets attributable to Class C shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. There are no distribution and servicing fees on the Advisor Class and Class Z shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Portfolios’ operations, the distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio	Class C
AB California	$7,677,273
AB High Income Municipal	4,183,841
AB National	7,184,121
AB New York	4,607,530

While such costs may be recovered from the Portfolios in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolios’ shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended November 30, 2025, were as follows:

	Purchases				Sales
Portfolio	Investments	Government Securities			Investments	Government Securities
AB California	$165,292,812	$	– 0	–	$146,819,341	$	– 0	–
AB High Income Municipal	400,037,909		– 0	–	357,707,785		– 0	–
AB National	226,926,188		2,033,216		211,697,994		50,000
AB New York	47,839,152		– 0	–	33,095,984		– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	Gross Unrealized		Net Unrealized Depreciation
Portfolio	Appreciation	(Depreciation)
AB California	$22,594,555	$(36,854,697)	$(14,260,142)
AB High Income Municipal	81,240,720	(333,900,136)	(252,659,416)
AB National	39,120,051	(63,954,289)	(24,834,238)
AB New York	6,813,865	(15,787,950)	(8,974,085)

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NOTES TO FINANCIAL STATEMENTS (continued)

1. Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Portfolios, as well as the methods in which they may be used are:

•	Swaps

Each Portfolio may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk or inflation. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolios in accordance with the terms of the respective swaps to provide value and recourse to the Portfolios or their counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolios’ exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps on the statement of operations, in addition to any realized gain (loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain (loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the statement of operations.

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Certain standardized swaps, including certain interest rate, inflation and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolios enter into a centrally cleared swap, each Portfolio deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Portfolios agree to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

Each Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolios may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolios may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Portfolios may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolios anticipate purchasing at a later date. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-

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NOTES TO FINANCIAL STATEMENTS (continued)

based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended November 30, 2025, the AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio held interest rate swaps for hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the six months ended November 30, 2025, the AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio held inflation (CPI) swaps for hedging purposes.

Credit Default Swaps:

Each Portfolio may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Portfolio, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Portfolio may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Portfolio receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Portfolio is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Portfolio will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same referenced obligations with the same counterparty.

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NOTES TO FINANCIAL STATEMENTS (continued)

Credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Portfolio is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Portfolio.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended November 30, 2025, the AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio held credit default swaps for hedging purposes.

The Portfolios typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolios typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolios’ net liability, held by the defaulting party, may be delayed or denied.

The Portfolios’ ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolios decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolios’ OTC counterparty has the right to terminate such transaction and require the Portfolios to pay or receive a settlement amount in

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NOTES TO FINANCIAL STATEMENTS (continued)

connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the six months ended November 30, 2025, the Portfolios had entered into the following derivatives:

AB California Portfolio

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts				Payable for variation margin on centrally cleared swaps	$182,204	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$2,070,439	*	Payable for variation margin on centrally cleared swaps	635,228	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	629,559

Total		$2,699,998			$817,432

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$2,191,539	$(3,028,590)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(1,087,995)	325,318

Total		$1,103,544	$(2,703,272)

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NOTES TO FINANCIAL STATEMENTS (continued)

AB High Income Municipal Portfolio

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts				Payable for variation margin on centrally cleared swaps	$2,021,362	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$7,879,399	*	Payable for variation margin on centrally cleared swaps	3,061,675	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	12,214,061		Unrealized depreciation on interest rate swaps	94,499

Total		$20,093,460			$5,177,536

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$8,027,999	$8,178,470

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(5,929,853)	664,312

Total		$2,098,146	$8,842,782

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NOTES TO FINANCIAL STATEMENTS (continued)

AB National Portfolio

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts				Payable for variation margin on centrally cleared swaps	$485,213	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$2,918,376	*	Payable for variation margin on centrally cleared swaps	1,102,112	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	3,836,679		Unrealized depreciation on interest rate swaps	14,175

Total		$6,755,055			$1,601,500

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$1,498,926	$1,019,896

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(1,440,382)	176,288

Total		$58,544	$1,196,184

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AB New York Portfolio

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts				Payable for variation margin on centrally cleared swaps	$95,730	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$1,010,134	*	Payable for variation margin on centrally cleared swaps	918,881	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	468,677

Total		$1,478,811			$1,014,611

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$902,459	$(1,392,635)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(206,313)	17,021

Total		$696,146	$(1,375,614)

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NOTES TO FINANCIAL STATEMENTS (continued)

The following tables represent the average monthly volume of the Portfolios’ derivative transactions during the six months ended November 30, 2025:

AB California Portfolio

Interest Rate Swaps:
Average notional amount	$12,620,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$150,490,000
Centrally Cleared Inflation Swaps:
Average notional amount	$216,857,143
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$18,600,000

AB High Income Municipal Portfolio

Interest Rate Swaps:
Average notional amount	$216,204,286
Centrally Cleared Interest Rate Swaps:
Average notional amount	$519,813,571
Centrally Cleared Inflation Swaps:
Average notional amount	$764,285,714
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$124,487,143

AB National Portfolio

Interest Rate Swaps:
Average notional amount	$69,533,571
Centrally Cleared Interest Rate Swaps:
Average notional amount	$188,360,000
Centrally Cleared Inflation Swaps:
Average notional amount	$339,071,429
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$29,885,714

AB New York Portfolio

Interest Rate Swaps:
Average notional amount	$9,395,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$107,025,714
Centrally Cleared Inflation Swaps:
Average notional amount	$29,000,000
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$4,414,286

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

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All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of November 30, 2025. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

AB California Portfolio

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*	Security Collateral Received*			Net Amount of Derivative Assets
Citibank NA	$629,559	$	– 0	–	$(629,559)	$	– 0	–	$	– 0	–

Total	$629,559	$	– 0	–	$(629,559)	$	– 0	–		$0	^

AB High Income Municipal Portfolio

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Bank of America NA	$2,835,750	$(94,499)			$(2,741,251)		$	– 0	–	$	– 0	–
Citibank NA	1,072,046	– 0	–		(1,072,046)			– 0	–		– 0	–
JPMorgan Chase Bank NA	2,184,095	– 0	–		(320,000)			(1,854,974)			9,121
Morgan Stanley Capital Services LLC	6,107,924	– 0	–		(5,770,000)			– 0	–		337,924
Royal Bank of Canada	14,246	– 0	–		– 0	–		– 0	–		14,246

Total	$12,214,061	$(94,499)			$(9,903,297)			$(1,854,974)			$361,291	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Bank of America NA	$94,499	$(94,499)		$	– 0	–	$	– 0	–	$	– 0	–

Total	$94,499	$(94,499)		$	– 0	–	$	– 0	–	$	– 0	–

AB National Portfolio

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*		Security Collateral Received*			Net Amount of Derivative Assets
Bank of America NA	$628,138	$(14,175)		$(560,000)		$	– 0	–	$53,963
Citibank NA	1,102,725	– 0	–	(1,102,725)			– 0	–	– 0	–
JPMorgan Chase Bank NA	576,699	– 0	–	– 0	–		(576,699)		– 0	–
Morgan Stanley Capital Services LLC	1,526,980	– 0	–	(1,526,980)			– 0	–	– 0	–
Royal Bank of Canada	2,137	– 0	–	– 0	–		– 0	–	2,137

Total	$3,836,679	$(14,175)		$(3,189,705)			$(576,699)		$56,100	^

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NOTES TO FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Bank of America NA	$14,175	$(14,175)	$	– 0	–	$	– 0	–	$	– 0	–

Total	$14,175	$(14,175)	$	– 0	–	$	– 0	–	$	– 0	–

AB New York Portfolio

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*	Security Collateral Received*			Net Amount of Derivative Assets
Citibank NA	$468,677	$	– 0	–	$(468,677)	$	– 0	–	$	– 0	–

Total	$468,677	$	– 0	–	$(468,677)	$	– 0	–		$0	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

NOTE E

Capital Stock

The Fund has authorized 81.2 billion shares of capital stock. The allocation is as follow:

	Allocation of Shares (In Million)
Portfolio	Class A	Class B		Class C	Advisor	Class T	Class Z	Total
AB California	6,000	– 0	–	6,000	6,050	3,000	3,000	24,050
AB High Income Municipal	3,000	3,000		3,000	3,000	3,000	3,000	18,000
AB National	6,000	– 0	–	6,000	6,100	3,000	3,000	24,100
AB New York	3,000	– 0	–	3,000	3,050	3,000	3,000	15,050

Transactions in capital shares for each class were as follows:

	AB California Portfolio
	Shares		Amount
	Six Months Ended November 30, 2025 (unaudited)	Year Ended May 31, 2025	Six Months Ended November 30, 2025 (unaudited)	Year Ended May 31, 2025

Class A
Shares sold	3,454,092	10,888,945	$35,830,258	$114,684,869

Shares issued in reinvestment of dividends	486,368	913,780	5,041,933	9,591,258

Shares converted from Class C	163,767	240,247	1,686,793	2,528,023

Shares redeemed	(4,511,982)	(9,921,880)	(46,569,269)	(104,319,088)

Net increase (decrease)	(407,755)	2,121,092	$(4,010,285)	$22,485,062

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB California Portfolio
	Shares		Amount
	Six Months Ended November 30, 2025 (unaudited)	Year Ended May 31, 2025	Six Months Ended November 30, 2025 (unaudited)	Year Ended May 31, 2025

Class C
Shares sold	142,459	408,264	$1,477,857	$4,312,428

Shares issued in reinvestment of dividends	15,633	34,615	161,826	363,433

Shares converted to Class A	(163,837)	(240,368)	(1,686,793)	(2,528,023)

Shares redeemed	(273,224)	(418,523)	(2,826,479)	(4,393,965)

Net decrease	(278,969)	(216,012)	$(2,873,589)	$(2,246,127)

Advisor Class
Shares sold	12,494,047	29,149,221	$129,123,379	$306,037,035

Shares issued in reinvestment of dividends	642,652	1,180,318	6,664,112	12,388,949

Shares redeemed	(11,089,201)	(24,681,250)	(114,104,872)	(257,137,611)

Net increase	2,047,498	5,648,289	$21,682,619	$61,288,373

	AB High Income Municipal Portfolio
	Shares		Amount
	Six Months Ended November 30, 2025 (unaudited)	Year Ended May 31, 2025	Six Months Ended November 30, 2025 (unaudited)	Year Ended May 31, 2025

Class A
Shares sold	5,223,264	8,722,538	$53,079,881	$90,525,432

Shares issued in reinvestment of dividends	473,793	1,047,342	4,787,460	10,872,890

Shares converted from Class C	261,918	752,953	2,649,238	7,845,701

Shares redeemed	(7,186,629)	(19,599,116)	(72,397,399)	(203,304,540)

Net decrease	(1,227,654)	(9,076,283)	$(11,880,820)	$(94,060,517)

Class C
Shares sold	175,889	732,785	$1,785,188	$7,617,860

Shares issued in reinvestment of dividends	40,721	92,816	410,894	962,855

Shares converted to Class A	(262,044)	(753,390)	(2,649,238)	(7,845,701)

Shares redeemed	(595,354)	(990,879)	(5,969,437)	(10,305,934)

Net decrease	(640,788)	(918,668)	$(6,422,593)	$(9,570,920)

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB High Income Municipal Portfolio
	Shares		Amount
	Six Months Ended November 30, 2025 (unaudited)	Year Ended May 31, 2025	Six Months Ended November 30, 2025 (unaudited)	Year Ended May 31, 2025

Advisor Class
Shares sold	32,749,125	71,751,220	$329,562,659	$743,688,447

Shares issued in reinvestment of dividends	2,417,461	4,538,757	24,412,123	47,073,346

Shares redeemed	(38,210,177)	(60,633,856)	(385,677,306)	(625,880,688)

Net increase (decrease)	(3,043,591)	15,656,121	$(31,702,524)	$164,881,105

Class Z
Shares sold	3,634,214	12,052,715	$36,567,415	$124,674,921

Shares issued in reinvestment of dividends	270,612	812,463	2,733,125	8,449,734

Shares redeemed	(4,537,053)	(20,565,944)	(45,232,412)	(209,382,836)

Net decrease	(632,227)	(7,700,766)	$(5,931,872)	$(76,258,181)

	AB National Portfolio
	Shares		Amount
	Six Months Ended November 30, 2025 (unaudited)	Year Ended May 31, 2025	Six Months Ended November 30, 2025 (unaudited)	Year Ended May 31, 2025

Class A
Shares sold	3,347,519	7,423,010	$31,663,847	$71,732,777

Shares issued in reinvestment of dividends	450,384	815,370	4,291,801	7,873,534

Shares converted from Class C	106,658	251,881	1,016,606	2,441,337

Shares redeemed	(4,683,609)	(10,178,371)	(44,552,254)	(98,395,530)

Net decrease	(779,048)	(1,688,110)	$(7,580,000)	$(16,347,882)

Class C
Shares sold	71,360	234,234	$678,796	$2,261,919

Shares issued in reinvestment of dividends	14,762	32,788	140,461	316,436

Shares converted to Class A	(106,770)	(252,203)	(1,016,606)	(2,441,337)

Shares redeemed	(186,165)	(431,815)	(1,782,939)	(4,150,178)

Net decrease	(206,813)	(416,996)	$(1,980,288)	$(4,013,160)

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB National Portfolio
	Shares		Amount
	Six Months Ended November 30, 2025 (unaudited)	Year Ended May 31, 2025	Six Months Ended November 30, 2025 (unaudited)	Year Ended May 31, 2025

Advisor Class
Shares sold	27,294,843	54,308,741	$259,571,731	$524,349,996

Shares issued in reinvestment of dividends	1,995,738	3,910,792	19,024,340	37,776,253

Shares redeemed	(25,948,131)	(52,723,192)	(245,802,913)	(505,449,006)

Net increase	3,342,450	5,496,341	$32,793,158	$56,677,243

	AB New York Portfolio
	Shares		Amount
	Six Months Ended November 30, 2025 (unaudited)	Year Ended May 31, 2025	Six Months Ended November 30, 2025 (unaudited)	Year Ended May 31, 2025

Class A
Shares sold	1,869,357	3,473,814	$17,166,377	$32,009,743

Shares issued in reinvestment of dividends	304,593	566,091	2,782,377	5,252,331

Shares converted from Class C	152,240	185,518	1,383,539	1,726,136

Shares redeemed	(2,476,845)	(6,204,145)	(22,609,876)	(57,395,269)

Net decrease	(150,655)	(1,978,722)	$(1,277,583)	$(18,407,059)

Class C
Shares sold	50,069	114,641	$460,358	$1,064,943

Shares issued in reinvestment of dividends	7,095	17,260	64,721	160,083

Shares converted to Class A	(152,268)	(185,570)	(1,383,539)	(1,726,136)

Shares redeemed	(99,979)	(228,519)	(914,042)	(2,127,177)

Net decrease	(195,083)	(282,188)	$(1,772,502)	$(2,628,287)

Advisor Class
Shares sold	5,594,867	10,182,454	$50,914,878	$94,291,784

Shares issued in reinvestment of dividends	213,671	360,805	1,952,154	3,346,313

Shares redeemed	(3,469,780)	(6,391,837)	(31,429,360)	(58,900,985)

Net increase	2,338,758	4,151,422	$21,437,672	$38,737,112

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Risks Involved in Investing in the Portfolios

Market Risk—The value of a Portfolio’s assets will fluctuate as the market or markets in which the Portfolio invests fluctuate. The value of a Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity and negative performance of the junk bond market generally and may be more difficult to trade than other types of securities.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. The Portfolios’ investment in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

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In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

The Portfolios invest from time to time in the municipal securities of Puerto Rico and other U.S. territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a challenging economic and fiscal environment. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

Each Portfolio may invest in Guam municipal bonds and, therefore, may be impacted by political, economic, or regulatory developments that affect issuers in Guam and their ability to pay principal and interest on their obligations.

Tax Risk—There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular U.S. federal, and if applicable, state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in U.S. federal income tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of Portfolio shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Portfolios performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

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NOTES TO FINANCIAL STATEMENTS (continued)

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Financing and Related Transactions; Leverage and Other Risks—The Portfolios may utilize financial leverage, including tender option bond transactions, to seek to enhance the yield and net asset value. These objectives may not be achieved in all interest rate environments. Leverage creates certain risks for shareholders, including the likelihood of greater volatility of the net asset value. If income from the securities purchased from the funds made available by leverage is not sufficient to cover the cost of leverage, the Portfolios’ return will be less than if leverage had not been used. As a result, the amounts available for distribution as dividends and other distributions will be reduced. During periods of rising short-term interest rates, the interest paid on the floaters in tender option bond transactions would increase, which may adversely affect the Portfolios’ income and distribution to shareholders. A decline in distributions would adversely affect the Portfolios’ yield. If rising short-term rates coincide with a period of rising long-term rates, the value of the long-term municipal bonds purchased with the proceeds of leverage would decline, adversely affecting the net asset value.

In a tender option bond transaction, the Portfolios may transfer a highly rated fixed-rate municipal security to a broker, which, in turn, deposits the bond into a special purpose vehicle (typically, a trust) usually sponsored by the broker. The Portfolios receive cash and a residual interest security (sometimes referred to as an “inverse floater”) issued by the trust in return. The trust simultaneously issues securities, which pay an interest rate that is reset each week based on an index of high-grade short-term seven-day demand notes. These securities, sometimes referred to as “floaters”, are bought by third parties, including tax-exempt money market funds, and can be tendered by these holders to a liquidity provider at par, unless certain events occur. The Portfolios continue to earn all the interest from the transferred bond less the amount of interest paid on the floaters and the expenses of the trust, which include payments to the trustee and the liquidity provider and organizational costs. The Portfolios also use the cash received from the transaction for investment purposes or to retire other forms of leverage. Under certain circumstances, the trust may be terminated and collapsed, either by the Portfolios or upon the occurrence of certain events, such as a downgrade

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NOTES TO FINANCIAL STATEMENTS (continued)

in the credit quality of the underlying bond, or in the event holders of the floaters tender their securities to the liquidity provider. See Note I to the Financial Statements “Floating Rate Notes Issued in Connection with Securities Held” for more information about tender option bond transactions.

The Portfolios may also purchase inverse floaters from a tender option bond trust in a secondary market transaction without first owning the underlying bond. The income received from an inverse floater varies inversely with the short-term interest rate paid on the floaters issued by the trust. The prices of inverse floaters are subject to greater volatility than the prices of fixed-income securities that are not inverse floaters. Investments in inverse floaters may amplify the risks of leverage. If short-term interest rates rise, the interest payable on the floaters would increase and income from the inverse floaters decrease.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolios. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolios to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolios.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolios are subject to management risk because they are an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is

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NOTES TO FINANCIAL STATEMENTS (continued)

no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolios, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, which will expire on June 23, 2026. A commitment fee of 0.15% per annum related to the Facility is paid by the participating funds and is included in miscellaneous expenses in the statement of operations. The Portfolios did not utilize the Facility during the six months ended November 30, 2025.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending May 31, 2026 will be determined at the end of the current fiscal year. The tax character of distributions paid during the tax years ended November 30, 2024 and November 30, 2023 were as follows:

AB California Portfolio	December 1, 2023 to November 30, 2024	December 1, 2022 to November 30, 2023
Distributions paid from:
Ordinary income	$1,843,094	$3,019,787

Total taxable distributions	1,843,094	3,019,787
Tax exempt distributions	35,943,578	29,604,578

Total distributions paid	$37,786,672	$32,624,365

AB High Income Municipal Portfolio	December 1, 2023 to November 30, 2024	December 1, 2022 to November 30, 2023
Distributions paid from:
Ordinary income	$6,064,093	$10,219,989

Total taxable distributions	6,064,093	10,219,989
Tax exempt distributions	113,655,933	112,450,430

Total distributions paid	$119,720,026	$122,670,419

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NOTES TO FINANCIAL STATEMENTS (continued)

AB National Portfolio	December 1, 2023 to November 30, 2024	December 1, 2022 to November 30, 2023
Distributions paid from:
Ordinary income	$2,565,293	$4,166,192

Total taxable distributions	2,565,293	4,166,192
Tax exempt distributions	61,741,849	49,857,652

Total distributions paid	$64,307,142	$54,023,844

AB New York Portfolio	December 1, 2023 to November 30, 2024	December 1, 2022 to November 30, 2023
Distributions paid from:
Ordinary income	$649,136	$1,340,951

Total taxable distributions	649,136	1,340,951
Tax exempt distributions	14,409,963	13,914,418

Total distributions paid	$15,059,099	$15,255,369

As of November 30, 2024, the Portfolios' most recent tax year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Portfolio	Undistributed Tax-Exempt Income	Accumulated Capital and Other Losses(a)	Unrealized Appreciation (Depreciation)(b)	Total Accumulated Earnings (Deficit)(c)
AB California	$295,507	$(13,285,403)	$(2,916,152)	$(15,906,048)
AB High Income Municipal	810,569	(59,068,298)	(221,143,308)	(279,401,037)
AB National	751,893	(62,748,379)	(12,660,466)	(74,656,952)
AB New York	92,023	(29,621,389)	(5,125,654)	(34,655,020)

(a)

At November 30, 2024, AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio, and AB New York Portfolio had capital loss carryforwards for federal income tax purposes. As of November 30, 2024, AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio, and AB New York Portfolio had net capital loss carryforwards of $13,285,403, $59,068,298, $62,748,379, and $29,621,389, respectively.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of swaps, the tax deferral of losses on wash sales, debt restructuring, and the tax treatment of tender option bonds.

(c)	The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the tax treatment of defaulted securities and dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

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NOTES TO FINANCIAL STATEMENTS (continued)

As of November 30, 2024, the Portfolios' most recent tax year end, the Portfolios had net capital loss carryforwards as follows:

Portfolio	Short-Term Amount	Long-Term Amount
AB California	$13,285,403	$	– 0	–
AB High Income Municipal	59,068,298		– 0	–
AB National	55,894,904		6,853,475
AB New York	25,433,418		4,187,971

During the current fiscal year, permanent differences were due to contributions from the Adviser, and resulted in a net decrease in accumulated net realized loss, and a net decrease in additional paid-in capital. This reclassification had no effect on net assets.

NOTE I

Floating Rate Notes Issued in Connection with Securities Held

Each Portfolio may engage in tender option bond transactions in which the Portfolio may transfer a fixed rate bond (“Fixed Rate Bond”) into a Special Purpose Vehicle (the “SPV”, which is generally organized as a trust). The Portfolio buys a residual interest in the assets and cash flows of the SPV, often referred to as an inverse floating rate obligation (“Inverse Floater”). The SPV also issues floating rate notes (“Floating Rate Notes”) which are sold to third parties. The Floating Rate Notes pay interest at rates that generally reset weekly and their holders have the option to tender their notes to a liquidity provider for redemption at par. The Inverse Floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the trustee transfer the Fixed Rate Bond held by the SPV to the Portfolio, thereby collapsing the SPV. The SPV may also be collapsed in certain other circumstances. In accordance with U.S. GAAP requirements regarding accounting for transfers and servicing of financial assets and extinguishments of liabilities, the Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bond in its portfolio of investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its statement of assets and liabilities. Interest expense related to the Portfolios’ liability with respect to Floating Rate Notes is recorded as incurred. The interest expense is also included in the Portfolios’ expense ratio. At November 30, 2025, the amount of Floating Rate Notes outstanding was $375,335,000 and the related interest rate ranged from 2.55% to 3.20% for AB High Income Municipal Portfolio. At November 30, 2025, AB California Portfolio, AB National Portfolio and AB New York Portfolio did not have any Floating Rate Notes outstanding. For the six months ended November 30, 2025, the average amount of Floating Rate Notes outstanding and the daily weighted average interest rate were as follows:

Portfolio	Average Amount Outstanding	Weighted Average Interest Rate
AB High Income Municipal	$361,894,044	3.38%

212 AB Municipal Income Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Each Portfolio may also purchase Inverse Floaters in the secondary market without first owning the underlying bond. Such an Inverse Floater is included in the portfolio of investments but is not required to be treated as a secured borrowing and reflected in the Portfolios’ financial statements as a secured borrowing. For the six months ended November 30, 2025, AB California Portfolio engaged in such transactions.

The final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) were issued on December 10, 2013. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs, such as the Fund’s TOB transactions (as such programs were then previously or are presently structured), and (ii) continuing certain relationships with or certain services for residual interest bond programs.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

ABFunds.com	AB Municipal Income Fund 213

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB California Portfolio
	Class A
	Six Months Ended November 30, 2025 (unaudited)		Year Ended May 31,
			2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 10.21		$ 10.38	$ 10.31	$ 10.60	$ 11.57	$ 10.96

Income From Investment Operations

Net investment income(a)(b)	.18		.34	.32	.30	.24	.29

Net realized and unrealized gain (loss) on investment transactions	.32		(.18)	.07	(.27)	(.99)	.61

Net increase (decrease) in net asset value from operations	.50		.16	.39	.03	(.75)	.90

Less: Dividends

Dividends from net investment income	(.17)		(.33)	(.32)	(.32)	(.22)	(.29)

Net asset value, end of period	$ 10.54		$ 10.21	$ 10.38	$ 10.31	$ 10.60	$ 11.57

Total Return

Total investment return based on net asset value(c)	4.98%		1.55%	3.82%	.31%	(6.57)%	8.30%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$508,597		$496,560	$482,717	$459,793	$481,440	$547,704

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.75	%^	.75%	.75%	.75%	.75%	.75%

Expenses, before waivers/reimbursements(d)	.77	%^	.77%	.77%	.78%	.76%	.77%

Net investment income(a)	3.39	%^	3.21%	3.14%	2.94%	2.09%	2.54%

Portfolio turnover rate	12%		35%	23%	30%	17%	23%

See footnote summary on pages 226-228.

214 AB Municipal Income Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB California Portfolio
	Class C
	Six Months Ended November 30, 2025 (unaudited)		Year Ended May 31,
			2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 10.21		$ 10.37	$ 10.30	$ 10.60	$ 11.56	$ 10.96

Income From Investment Operations

Net investment income(a)(b)	.14		.26	.25	.23	.15	.20

Net realized and unrealized gain (loss) on investment transactions	.32		(.16)	.06	(.29)	(.97)	.61

Net increase (decrease) in net asset value from operations	.46		.10	.31	(.06)	(.82)	.81

Less: Dividends

Dividends from net investment income	(.13)		(.26)	(.24)	(.24)	(.14)	(.21)

Net asset value, end of period	$ 10.54		$ 10.21	$ 10.37	$ 10.30	$ 10.60	$ 11.56

Total Return

Total investment return based on net asset value(c)	4.59%		.89%	3.05%	(.54)%	(7.19)%	7.40%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$15,901		$18,242	$20,782	$26,359	$28,401	$41,511

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.51	%^	1.50%	1.50%	1.50%	1.50%	1.50%

Expenses, before waivers/reimbursements(d)	1.52	%^	1.52%	1.52%	1.54%	1.51%	1.52%

Net investment income(a)	2.64	%^	2.46%	2.38%	2.19%	1.33%	1.80%

Portfolio turnover rate	12%		35%	23%	30%	17%	23%

See footnote summary on pages 226-228.

ABFunds.com	AB Municipal Income Fund 215

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB California Portfolio
	Advisor Class
	Six Months Ended November 30, 2025 (unaudited)		Year Ended May 31,
			2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 10.21		$ 10.38	$ 10.31	$ 10.60	$ 11.57	$ 10.96

Income From Investment Operations

Net investment income(a)(b)	.19		.36	.35	.33	.26	.32

Net realized and unrealized gain (loss) on investment transactions	.33		(.17)	.07	(.28)	(.98)	.61

Net increase (decrease) in net asset value from operations	.52		.19	.42	.05	(.72)	.93

Less: Dividends

Dividends from net investment income	(.19)		(.36)	(.35)	(.34)	(.25)	(.32)

Net asset value, end of period	$ 10.54		$ 10.21	$ 10.38	$ 10.31	$ 10.60	$ 11.57

Total Return

Total investment return based on net asset value(c)	5.11%		1.81%	4.09%	.56%	(6.34)%	8.57%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$746,759		$702,070	$655,014	$507,720	$464,558	$451,056

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.50	%^	.50%	.50%	.50%	.50%	.50%

Expenses, before waivers/reimbursements(d)	.52	%^	.52%	.52%	.53%	.51%	.52%

Net investment income(a)	3.64	%^	3.46%	3.39%	3.19%	2.34%	2.78%

Portfolio turnover rate	12%		35%	23%	30%	17%	23%

See footnote summary on pages 226-228.

216 AB Municipal Income Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Class A
Six Months Ended November 30, 2025 (unaudited)	Year Ended May 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 9.99	$ 10.10	$ 10.14	$ 10.96	$ 12.25	$ 10.90

Income From Investment Operations

Net investment income(a)(b)	.23	.45	†	.41	.40	.37	.39

Net realized and unrealized gain (loss) on investment transactions	.33	(.14)	(.05)	(.81)	(1.29)	1.36

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(e)	.00	(e)	– 0	–

Net increase (decrease) in net asset value from operations	.56	.31	.36	(.41)	(.92)	1.75

Less: Dividends

Dividends from net investment income	(.22)	(.42)	(.40)	(.41)	(.37)	(.40)

Net asset value, end of period	$ 10.33	$ 9.99	$ 10.10	$ 10.14	$ 10.96	$ 12.25

Total Return

Total investment return based on net asset value(c)	5.66%	3.01	%†	3.62%	(3.66)%	(7.68)%	16.40%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$466,277	$463,256	$559,773	$619,769	$769,846	$899,274

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.25	%^	1.12%	1.20%	1.15%	.85%	.85%

Expenses, before waivers/reimbursements(d)	1.25	%^	1.12%	1.21%	1.16%	.85%	.85%

Net investment income(a)	4.51	%^	4.38	%†	4.08%	3.87%	3.06%	3.27%

Portfolio turnover rate	12%	24%	23%	26%	16%	16%

See footnote summary on pages 226-228.

ABFunds.com	AB Municipal Income Fund 217

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Class C
Six Months Ended November 30, 2025 (unaudited)	Year Ended May 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 9.99	$ 10.09	$ 10.13	$ 10.95	$ 12.25	$ 10.89

Income From Investment Operations

Net investment income(a)(b)	.19	.38	†	.33	.32	.28	.30

Net realized and unrealized gain (loss) on investment transactions	.33	(.14)	(.05)	(.80)	(1.30)	1.38

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(e)	.00	(e)	– 0	–

Net increase (decrease) in net asset value from operations	.52	.24	.28	(.48)	(1.02)	1.68

Less: Dividends

Dividends from net investment income	(.18)	(.34)	(.32)	(.34)	(.28)	(.32)

Net asset value, end of period	$ 10.33	$ 9.99	$ 10.09	$ 10.13	$ 10.95	$ 12.25

Total Return

Total investment return based on net asset value(c)	5.27%	2.34	%†	2.84%	(4.38)%	(8.46)%	15.53%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$33,171	$38,483	$48,159	$72,948	$113,046	$177,019

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	2.00	%^	1.87%	1.95%	1.90%	1.60%	1.60%

Expenses, before waivers/reimbursements(d)	2.00	%^	1.87%	1.96%	1.90%	1.60%	1.61%

Net investment income(a)	3.76	%^	3.62	%†	3.32%	3.12%	2.30%	2.54%

Portfolio turnover rate	12%	24%	23%	26%	16%	16%

See footnote summary on pages 226-228.

218 AB Municipal Income Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Advisor Class
Six Months Ended November 30, 2025 (unaudited)	Year Ended May 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 9.99	$ 10.09	$ 10.13	$ 10.95	$ 12.25	$ 10.89

Income From Investment Operations

Net investment income(a)(b)	.24	.48	†	.43	.42	.40	.42

Net realized and unrealized gain (loss) on investment transactions	.33	(.13)	(.05)	(.80)	(1.30)	1.37

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(e)	.00	(e)	– 0	–

Net increase (decrease) in net asset value from operations	.57	.35	.38	(.38)	(.90)	1.79

Less: Dividends

Dividends from net investment income	(.23)	(.45)	(.42)	(.44)	(.40)	(.43)

Net asset value, end of period	$ 10.33	$ 9.99	$ 10.09	$ 10.13	$ 10.95	$ 12.25

Total Return

Total investment return based on net asset value(c)	5.79%	3.37	%†	3.88%	(3.42)%	(7.53)%	16.70%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,077,930	$2,040,161	$1,903,555	$2,269,449	$2,609,004	$2,618,340

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.00	%^	.87%	.95%	.90%	.60%	.60%

Expenses, before waivers/reimbursements(d)	1.00	%^	.87%	.96%	.90%	.60%	.60%

Net investment income(a)	4.76	%^	4.64	%†	4.33%	4.12%	3.32%	3.52%

Portfolio turnover rate	12%	24%	23%	26%	16%	16%

See footnote summary on pages 226-228.

ABFunds.com	AB Municipal Income Fund 219

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Class Z
Six Months Ended November 30, 2025 (unaudited)	Year Ended May 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 9.99	$ 10.09	$ 10.14	$ 10.96	$ 12.26	$ 10.90

Income From Investment Operations

Net investment income(a)(b)	.24	.48	.44	.42	.40	.42

Net realized and unrealized gain (loss) on investment transactions	.33	(.13)	(.07)	(.80)	(1.30)	1.37

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(e)	.00	(e)	– 0	–

Net increase (decrease) in net asset value from operations	.57	.35	.37	(.38)	(.90)	1.79

Less: Dividends

Dividends from net investment income	(.23)	(.45)	(.42)	(.44)	(.40)	(.43)

Net asset value, end of period	$ 10.33	$ 9.99	$ 10.09	$ 10.14	$ 10.96	$ 12.26

Total Return

Total investment return based on net asset value(c)	5.79%	3.37%	3.78%	(3.41)%	(7.52)%	16.69%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$199,008	$198,795	$278,653	$50,391	$1,231	$1,845

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.00	%^	.87%	.95%	.90%	.59%	.59%

Expenses, before waivers/reimbursements(d)	1.00	%^	.87%	.95%	.91%	.59%	.59%

Net investment income(a)	4.76	%^	4.59%	4.38%	4.20%	3.32%	3.55%

Portfolio turnover rate	12%	24%	23%	26%	16%	16%

See footnote summary on pages 226-228.

220 AB Municipal Income Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB National Portfolio
Class A
Six Months Ended November 30, 2025 (unaudited)	Year Ended May 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 9.39	$ 9.54	$ 9.53	$ 9.88	$ 10.77	$ 10.20

Income From Investment Operations

Net investment income(a)(b)	.17	.33	.32	.27	.22	.23

Net realized and unrealized gain (loss) on investment transactions	.30	(.16)	(.01)	(.34)	(.91)	.58

Contributions from Affiliates	– 0	–	– 0	–	.00	(e)	.00	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.47	.17	.31	(.07)	(.69)	.81

Less: Dividends

Dividends from net investment income	(.17)	(.32)	(.30)	(.28)	(.20)	(.24)

Net asset value, end of period	$ 9.69	$ 9.39	$ 9.54	$ 9.53	$ 9.88	$ 10.77

Total Return

Total investment return based on net asset value(c)	5.05%	1.73%	3.27%	(.70)%	(6.45)%	8.00%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$389,023	$384,409	$406,540	$423,812	$508,814	$590,789

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.75	%^	.75%	.75%	.75%	.75%	.75%

Expenses, before waivers/reimbursements(d)	.78	%^	.78%	.78%	.80%	.77%	.78%

Net investment income(a)	3.62	%^	3.42%	3.32%	2.85%	2.05%	2.21%

Portfolio turnover rate	12%	33%	30%	32%	12%	24%

See footnote summary on pages 226-228.

ABFunds.com	AB Municipal Income Fund 221

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB National Portfolio
Class C
Six Months Ended November 30, 2025 (unaudited)	Year Ended May 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 9.38	$ 9.53	$ 9.52	$ 9.87	$ 10.76	$ 10.19

Income From Investment Operations

Net investment income(a)(b)	.14	.26	.24	.20	.14	.16

Net realized and unrealized gain (loss) on investment transactions	.29	(.16)	0	(.34)	(.90)	.57

Contributions from Affiliates	– 0	–	– 0	–	.00	(e)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.43	.10	.24	(.14)	(.76)	.73

Less: Dividends

Dividends from net investment income	(.13)	(.25)	(.23)	(.21)	(.13)	(.16)

Net asset value, end of period	$ 9.68	$ 9.38	$ 9.53	$ 9.52	$ 9.87	$ 10.76

Total Return

Total investment return based on net asset value(c)	4.66%	.97%	2.50%	(1.44)%	(7.16)%	7.20%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$12,023	$13,595	$17,782	$24,613	$32,583	$52,879

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.50	%^	1.50%	1.50%	1.50%	1.50%	1.50%

Expenses, before waivers/reimbursements(d)	1.53	%^	1.53%	1.54%	1.55%	1.52%	1.53%

Net investment income(a)	2.87	%^	2.67%	2.56%	2.10%	1.30%	1.48%

Portfolio turnover rate	12%	33%	30%	32%	12%	24%

See footnote summary on pages 226-228.

222 AB Municipal Income Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB National Portfolio
Advisor Class
Six Months Ended November 30, 2025 (unaudited)	Year Ended May 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 9.40	$ 9.54	$ 9.53	$ 9.88	$ 10.77	$ 10.20

Income From Investment Operations

Net investment income(a)(b)	.18	.35	.34	.30	.24	.26

Net realized and unrealized gain (loss) on investment transactions	.29	(.15)	(.01)	(.35)	(.90)	.58

Contributions from Affiliates	– 0	–	– 0	–	.00	(e)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.47	.20	.33	(.05)	(.66)	.84

Less: Dividends

Dividends from net investment income	(.18)	(.34)	(.32)	(.30)	(.23)	(.27)

Net asset value, end of period	$ 9.69	$ 9.40	$ 9.54	$ 9.53	$ 9.88	$ 10.77

Total Return

Total investment return based on net asset value(c)	5.06%	2.09%	3.53%	(.45)%	(6.22)%	8.27%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,532,462	$1,454,067	$1,424,385	$1,232,211	$1,270,573	$1,209,849

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.50	%^	.50%	.50%	.50%	.50%	.50%

Expenses, before waivers/reimbursements(d)	.52	%^	.53%	.53%	.55%	.52%	.53%

Net investment income(a)	3.87	%^	3.67%	3.58%	3.10%	2.31%	2.45%

Portfolio turnover rate	12%	33%	30%	32%	12%	24%

See footnote summary on pages 226-228.

ABFunds.com	AB Municipal Income Fund 223

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB New York Portfolio
Class A
Six Months Ended November 30, 2025 (unaudited)	Year Ended May 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 9.03	$ 9.16	$ 9.15	$ 9.49	$ 10.34	$ 9.70

Income From Investment Operations

Net investment income(a)(b)	.15	.30	.28	.25	.22	.23

Net realized and unrealized gain (loss) on investment transactions	.26	(.14)	(.01)	(.34)	(.86)	.65

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(e)	.00	– 0	–

Net increase (decrease) in net asset value from operations	.41	.16	.27	(.09)	(.64)	.88

Less: Dividends

Dividends from net investment income	(.15)	(.29)	(.26)	(.25)	(.21)	(.24)

Net asset value, end of period	$ 9.29	$ 9.03	$ 9.16	$ 9.15	$ 9.49	$ 10.34

Total Return

Total investment return based on net asset value(c)	4.60%	1.70%	3.02%	(.86)%	(6.29)%	9.13%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$290,247	$283,443	$305,467	$341,690	$380,361	$421,752

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.75	%^	.76%	.75%	.76%	.75%	.75%

Expenses, before waivers/reimbursements(d)	.81	%^	.83%	.82%	.83%	.79%	.80%

Net investment income(a)	3.36	%^	3.24%	3.03%	2.73%	2.17%	2.31%

Portfolio turnover rate	7%	33%	35%	14%	16%	22%

See footnote summary on pages 226-228.

224 AB Municipal Income Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB New York Portfolio
Class C
Six Months Ended November 30, 2025 (unaudited)	Year Ended May 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 9.03	$ 9.15	$ 9.15	$ 9.49	$ 10.33	$ 9.69

Income From Investment Operations

Net investment income(a)(b)	.12	.23	.21	.18	.14	.16

Net realized and unrealized gain (loss) on investment transactions	.26	(.13)	(.02)	(.33)	(.85)	.64

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(e)	.00	– 0	–

Net increase (decrease) in net asset value from operations	.38	.10	.19	(.15)	(.71)	.80

Less: Dividends

Dividends from net investment income	(.12)	(.22)	(.19)	(.19)	(.13)	(.16)

Net asset value, end of period	$ 9.29	$ 9.03	$ 9.15	$ 9.15	$ 9.49	$ 10.33

Total Return

Total investment return based on net asset value(c)	4.21%	1.05%	2.13%	(1.60)%	(6.91)%	8.33%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,006	$8,570	$11,270	$18,205	$24,089	$39,563

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.50	%^	1.51%	1.50%	1.51%	1.50%	1.50%

Expenses, before waivers/reimbursements(d)	1.56	%^	1.58%	1.57%	1.58%	1.54%	1.55%

Net investment income(a)	2.60	%^	2.48%	2.26%	1.98%	1.41%	1.56%

Portfolio turnover rate	7%	33%	35%	14%	16%	22%

See footnote summary on pages 226-228.

ABFunds.com	AB Municipal Income Fund 225

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB New York Portfolio
Advisor Class
Six Months Ended November 30, 2025 (unaudited)	Year Ended May 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 9.03	$ 9.16	$ 9.15	$ 9.49	$ 10.34	$ 9.70

Income From Investment Operations

Net investment income(a)(b)	.16	.33	.30	.27	.25	.26

Net realized and unrealized gain (loss) on investment transactions	.26	(.15)	0	(.33)	(.87)	.64

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(e)	.00	– 0	–

Net increase (decrease) in net asset value from operations	.42	.18	.30	(.06)	(.62)	.90

Less: Dividends

Dividends from net investment income	(.16)	(.31)	(.29)	(.28)	(.23)	(.26)

Net asset value, end of period	$ 9.29	$ 9.03	$ 9.16	$ 9.15	$ 9.49	$ 10.34

Total Return

Total investment return based on net asset value(c)	4.73%	1.96%	3.28%	(.61)%	(6.06)%	9.40%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$237,519	$209,711	$174,591	$178,093	$192,990	$187,212

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.50	%^	.51%	.50%	.51%	.50%	.50%

Expenses, before waivers/reimbursements(d)	.56	%^	.58%	.57%	.58%	.54%	.55%

Net investment income(a)	3.60	%^	3.51%	3.28%	2.98%	2.42%	2.55%

Portfolio turnover rate	7%	33%	35%	14%	16%	22%

(a)	Net of expenses waived/reimbursed by the Adviser.

(b)	Based on average shares outstanding.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

226 AB Municipal Income Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(e)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six Months Ended November 30, 2025 (unaudited)		Year Ended May 31,
			2025	2024	2023	2022	2021
AB California Portfolio
Class A
Net of waivers/reimbursements	.75	%^	.75%	.75%	.75%	.75%	.75%
Before waivers/reimbursements	.76	%^	.77%	.77%	.78%	.76%	.77%
Class C
Net of waivers/reimbursements	1.50	%^	1.50%	1.50%	1.50%	1.50%	1.50%
Before waivers/reimbursements	1.51	%^	1.52%	1.52%	1.54%	1.51%	1.52%
Advisor Class
Net of waivers/reimbursements	.50	%^	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.51	%^	.52%	.52%	.53%	.51%	.52%

	Six Months Ended November 30, 2025 (unaudited)		Year Ended May 31,
			2025	2024	2023	2022	2021
AB High Income Municipal Portfolio
Class A
Net of waivers/reimbursements	.79	%^	.79%	.80%	.80%	.78%	.79%
Before waivers/reimbursements	.79	%^	.79%	.81%	.81%	.78%	.80%
Class C
Net of waivers/reimbursements	1.54	%^	1.54%	1.55%	1.55%	1.53%	1.55%
Before waivers/reimbursements	1.55	%^	1.54%	1.56%	1.56%	1.53%	1.55%
Advisor Class
Net of waivers/reimbursements	.54	%^	.54%	.55%	.55%	.53%	.55%
Before waivers/reimbursements	.54	%^	.54%	.56%	.56%	.53%	.55%
Class Z
Net of waivers/reimbursements	.54	%^	.54%	.55%	.55%	.52%	.53%
Before waivers/reimbursements	.54	%^	.54%	.55%	.56%	.53%	.54%

	Six Months Ended November 30, 2025 (unaudited)		Year Ended May 31,
			2025	2024	2023	2022	2021
AB National Portfolio
Class A
Net of waivers/reimbursements	.75	%^	.75%	.75%	.75%	.75%	.75%
Before waivers/reimbursements	.77	%^	.77%	.78%	.80%	.77%	.78%
Class C
Net of waivers/reimbursements	1.50	%^	1.50%	1.50%	1.50%	1.50%	1.50%
Before waivers/reimbursements	1.53	%^	1.53%	1.54%	1.55%	1.52%	1.53%
Advisor Class
Net of waivers/reimbursements	.50	%^	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.52	%^	.52%	.53%	.55%	.52%	.53%

ABFunds.com	AB Municipal Income Fund 227

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Six Months Ended November 30, 2025 (unaudited)		Year Ended May 31,
			2025	2024	2023	2022	2021
AB New York Portfolio
Class A
Net of waivers/reimbursements	.75	%^	.75%	.75%	.75%	.75%	.75%
Before waivers/reimbursements	.81	%^	.82%	.82%	.82%	.79%	.80%
Class C
Net of waivers/reimbursements	1.50	%^	1.50%	1.50%	1.50%	1.50%	1.50%
Before waivers/reimbursements	1.56	%^	1.57%	1.57%	1.57%	1.54%	1.55%
Advisor Class
Net of waivers/reimbursements	.50	%^	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.56	%^	.57%	.57%	.57%	.54%	.55%

†

During the year ended May 31, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share		Net Investment Income Ratio	Total Return
Class A	$.00	(c)	.01%	.01%
Class C	$.00	(c)	.01%	.01%
Advisor Class	$.00	(c)	.01%	.01%

See	notes to financial statements.

228 AB Municipal Income Fund	ABFunds.com

Information Regarding the Review and Approval of the Advisory Agreement in Respect of Each Fund

The disinterested directors (the “directors”) of AB Municipal Income Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) at a meeting held in-person on August 5-6, 2025 (the “Meeting”):

•	AB California Portfolio

•	AB National Portfolio

•	AB High Income Municipal Portfolio

•	AB New York Portfolio

Prior to approval of the continuance of the Advisory Agreement in respect of each Fund, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of each Fund. The directors also discussed the proposed continuances in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Funds and the money market fund advised by the Adviser in which the Funds invest a portion of their assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee in respect of each Fund. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund and the overall arrangements between each Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered

ABFunds.com	AB Municipal Income Fund 229

relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for each Fund. The directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve a Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that each Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to such Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid in respect of a Fund, result in a higher rate of total compensation from such Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Funds, including those relating to its subsidiaries that provide transfer agency and distribution services to the Funds. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Funds before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with each Fund was not unreasonable.

230 AB Municipal Income Fund	ABFunds.com

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund advised by the Adviser in which the Funds invest, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Funds’ principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Funds’ shares; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of each Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors discussed with the Adviser the reasons for each of AB California Portfolio’s, AB National Portfolio’s and AB New York Portfolio’s underperformance in certain of the more recent periods reviewed. Based on their review, the directors concluded that the investment performance for each Fund was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by each Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as such Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared each Fund’s contractual effective advisory fee rate with a peer group median and discussed with the Adviser the reasons it was above the median for AB California Portfolio and AB National Portfolio. The directors noted that for AB High Income Municipal Portfolio it was equal to the median and for AB New York Portfolio it was lower than the median. The directors also noted the Adviser’s total rate of compensation for each Fund, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of any of the Funds.

ABFunds.com	AB Municipal Income Fund 231

In connection with their review of each Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of each Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The expense ratio of each Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others. The directors noted that the expense ratio was below the medians for AB High Income Municipal Portfolio and AB New York Portfolio. They also noted that the expense ratio for AB California Portfolio and AB National Portfolio was above the medians and discussed the Adviser’s explanations of the reasons for this. Based on their review, the directors concluded that the expense ratio for each Fund was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for each Fund contains breakpoints that reduce the fee rates on assets above specified levels, and that the net assets of AB High Income Municipal Portfolio were higher than the first breakpoint level. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoint and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that in the case of AB High Income Municipal Portfolio, the Fund’s breakpoint arrangements were acceptable and provide a means for sharing any economies of scale, and, in the case of the other Funds, such Funds’ shareholders would benefit from a sharing of economies of scale in the event a Fund’s net assets exceed a breakpoint in the future.

232 AB Municipal Income Fund	ABFunds.com

AB MUNICIPAL INCOME FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

MI-0152-1125

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant.

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes —Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	January 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	January 26, 2026

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	January 26, 2026